UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Series Growth Company Fund

Semi-Annual Report
May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	9.2
NVIDIA Corp.	6.7
Amazon.com, Inc.	5.5
Microsoft Corp.	5.0
Alphabet, Inc. Class A	4.4
lululemon athletica, Inc.	3.3
Alphabet, Inc. Class C	2.5
Tesla, Inc.	2.3
Salesforce.com, Inc.	2.0
Meta Platforms, Inc. Class A	1.5
42.4

Market Sectors (% of Fund's net assets)

Information Technology	35.7
Consumer Discretionary	19.3
Health Care	11.6
Communication Services	10.1
Industrials	6.8
Consumer Staples	5.0
Energy	3.7
Materials	2.2
Financials	2.0
Real Estate	0.5
Utilities	0.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.8%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd.	38,900	455,519
Starry, Inc.	1,218,562	10,254,199
		10,709,718
Entertainment - 0.9%
Electronic Arts, Inc.	5,754	797,792
Live Nation Entertainment, Inc. (a)	34,800	3,307,740
Netflix, Inc. (a)	225,529	44,528,446
Roblox Corp. (a)(b)	267,600	8,011,944
Roku, Inc. Class A (a)	441,376	41,886,582
The Walt Disney Co. (a)	36,976	4,083,629
		102,616,133
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	230,199	523,757,973
Class C (a)	130,343	297,283,708
IAC (a)	14,400	1,228,320
Kuaishou Technology Class B (a)(c)	79,600	770,925
Match Group, Inc. (a)	23,953	1,887,017
Meta Platforms, Inc. Class A (a)	925,530	179,219,629
Snap, Inc. Class A (a)	450,381	6,354,876
Taboola.com Ltd. (a)	543,383	1,760,561
Twitter, Inc. (a)	129,781	5,139,328
Vimeo, Inc. (a)	1,276,520	11,092,959
		1,028,495,296
Media - 0.0%
Comcast Corp. Class A	71,810	3,179,747
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	475,353	63,359,801
TOTAL COMMUNICATION SERVICES		1,208,360,695
CONSUMER DISCRETIONARY - 19.0%
Automobiles - 2.8%
Neutron Holdings, Inc. (a)(d)(e)	438,358	12,669
Rad Power Bikes, Inc. (a)(d)(e)	249,183	1,380,474
Rivian Automotive, Inc. (b)	1,655,719	51,989,577
Tesla, Inc. (a)	362,485	274,857,876
XPeng, Inc. ADR (a)	254,600	5,983,100
		334,223,696
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	56,900	6,877,503
Booking Holdings, Inc. (a)	30,772	69,038,828
Chipotle Mexican Grill, Inc. (a)	12,670	17,770,309
Dutch Bros, Inc. (b)	24,800	931,240
Expedia, Inc. (a)	140,400	18,157,932
F45 Training Holdings, Inc.	142,300	905,028
Hyatt Hotels Corp. Class A (a)	50,783	4,488,709
Marriott International, Inc. Class A	354,850	60,885,163
McDonald's Corp.	6,325	1,595,228
Penn National Gaming, Inc. (a)	695,100	22,215,396
Shake Shack, Inc. Class A (a)	9,936	483,386
Sonder Holdings, Inc.	1,006,784	2,152,001
Sonder Holdings, Inc. (a)	362,188	814,923
Sonder Holdings, Inc.:
rights (a)(e)	14,240	12,389
rights (a)(e)	14,240	11,107
rights (a)(e)	14,239	9,967
rights (a)(e)	14,239	9,113
rights (a)(e)	14,238	8,258
rights (a)(e)	14,238	7,689
Starbucks Corp.	265,053	20,806,661
Sweetgreen, Inc. Class A	241,551	4,415,552
Yum China Holdings, Inc.	136,512	6,205,836
		237,802,218
Household Durables - 0.3%
Lennar Corp. Class A	391,269	31,399,337
PulteGroup, Inc.	32,700	1,480,002
Purple Innovation, Inc. (a)	804,887	4,169,315
Vizio Holding Corp. (a)(b)	78,900	699,843
		37,748,497
Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc. (a)	272,918	656,146,726
Etsy, Inc. (a)	15,581	1,263,931
JD.com, Inc. sponsored ADR	61,129	3,430,559
Pinduoduo, Inc. ADR (a)	75,700	3,811,495
Revolve Group, Inc. (a)	464,900	13,658,762
RumbleON, Inc. Class B (a)(b)	93,400	1,485,994
The RealReal, Inc. (a)	15,318	50,243
thredUP, Inc. (a)(b)	292,400	1,222,232
Wayfair LLC Class A (a)(b)	808,770	48,032,850
Zomato Ltd. (a)(d)	6,700,000	6,123,189
		735,225,981
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	56,942	794,910
Multiline Retail - 0.5%
Dollar General Corp.	58,140	12,810,568
Dollar Tree, Inc. (a)	79,394	12,729,240
Ollie's Bargain Outlet Holdings, Inc. (a)	425,982	20,008,375
Target Corp.	36,713	5,943,100
		51,491,283
Specialty Retail - 2.3%
Carvana Co. Class A (a)	29,824	878,019
Fanatics, Inc. Class A (d)(e)	153,984	10,446,275
Five Below, Inc. (a)	66,700	8,710,353
Floor & Decor Holdings, Inc. Class A (a)	85,300	6,435,032
Lowe's Companies, Inc.	395,523	77,245,642
RH (a)	49,629	14,396,380
The Home Depot, Inc.	295,977	89,607,037
TJX Companies, Inc.	1,098,272	69,817,151
Volta, Inc. (a)(d)	8,029	18,764
		277,554,653
Textiles, Apparel & Luxury Goods - 4.9%
Canada Goose Holdings, Inc. (a)	343,271	6,893,373
Deckers Outdoor Corp. (a)	146,170	39,255,415
lululemon athletica, Inc. (a)	1,340,767	392,429,093
NIKE, Inc. Class B	386,654	45,953,828
On Holding AG (b)	1,269,100	26,206,915
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,661,979	65,481,973
Tory Burch LLC (a)(d)(e)(f)	248,840	10,817,075
		587,037,672
TOTAL CONSUMER DISCRETIONARY		2,261,878,910
CONSUMER STAPLES - 4.9%
Beverages - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	37,100	9,106,937
Fever-Tree Drinks PLC	139,977	2,712,802
Keurig Dr. Pepper, Inc.	704,071	24,459,427
Monster Beverage Corp. (a)	626,535	55,836,799
PepsiCo, Inc.	194,864	32,688,436
The Coca-Cola Co.	1,315,307	83,364,158
		208,168,559
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	205,800	6,287,190
Blink Health LLC Series A1 (a)(d)(e)	8,589	275,363
Costco Wholesale Corp.	127,644	59,510,186
Grocery Outlet Holding Corp. (a)(b)	161,500	6,177,375
Kroger Co.	428,440	22,694,467
Ocado Group PLC (a)	36,920	433,035
Performance Food Group Co. (a)	393,768	17,065,905
Sysco Corp.	320,600	26,988,108
The Real Good Food Co. LLC Class B (e)	131,479	1
		139,431,630
Food Products - 0.6%
Archer Daniels Midland Co.	104,900	9,527,018
Bunge Ltd.	216,154	25,575,341
Darling Ingredients, Inc. (a)	172,869	13,841,621
Kellogg Co. (b)	62,100	4,330,854
Mondelez International, Inc.	85,217	5,416,393
Oatly Group AB ADR (a)(b)	784,400	3,239,572
The Hershey Co.	40,100	8,489,571
The Real Good Food Co. LLC Class B unit (c)	131,479	886,168
The Real Good Food Co., Inc.	11,600	78,184
		71,384,722
Household Products - 0.3%
Church & Dwight Co., Inc.	73,021	6,576,271
Colgate-Palmolive Co.	91,491	7,210,406
Procter & Gamble Co.	146,878	21,720,319
		35,506,996
Personal Products - 0.2%
Olaplex Holdings, Inc. (b)	1,047,700	16,888,924
The Beauty Health Co. (a)	246,698	3,520,380
The Beauty Health Co. (a)(d)	553,828	7,903,126
		28,312,430
Tobacco - 0.9%
Altria Group, Inc.	743,950	40,240,256
JUUL Labs, Inc. Class A (a)(d)(e)	13,297	532,678
Philip Morris International, Inc.	590,000	62,687,500
		103,460,434
TOTAL CONSUMER STAPLES		586,264,771
ENERGY - 3.7%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	501,700	18,051,166
Halliburton Co.	1,066,400	43,189,200
Schlumberger Ltd.	732,600	33,670,296
		94,910,662
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp. (b)	442,500	10,827,975
Devon Energy Corp.	130,200	9,751,980
EOG Resources, Inc.	250,200	34,267,392
Hess Corp.	1,027,006	126,393,628
Occidental Petroleum Corp.	271,500	18,817,665
Phillips 66 Co.	73,100	7,369,211
Pioneer Natural Resources Co.	126,900	35,270,586
Range Resources Corp. (a)	1,057,100	35,888,545
Reliance Industries Ltd.	1,151,559	39,068,685
Valero Energy Corp.	192,100	24,896,160
		342,551,827
TOTAL ENERGY		437,462,489
FINANCIALS - 2.0%
Banks - 0.8%
Bank of America Corp.	812,817	30,236,792
First Republic Bank	108,400	16,805,252
HDFC Bank Ltd. sponsored ADR	440,722	25,372,366
JPMorgan Chase & Co.	138,023	18,250,781
Wells Fargo & Co.	61,200	2,801,124
		93,466,315
Capital Markets - 0.6%
B3 SA - Brasil Bolsa Balcao	546,400	1,468,165
BlackRock, Inc. Class A	36,697	24,553,229
Charles Schwab Corp.	771,351	54,071,705
		80,093,099
Consumer Finance - 0.3%
American Express Co.	194,800	32,886,136
Discover Financial Services	23,382	2,653,623
		35,539,759
Diversified Financial Services - 0.3%
Adimab LLC (a)(d)(e)(f)	762,787	31,473,278
Ant International Co. Ltd. Class C (a)(d)(e)	617,086	1,178,634
		32,651,912
TOTAL FINANCIALS		241,751,085
HEALTH CARE - 11.1%
Biotechnology - 5.8%
AbbVie, Inc.	129,249	19,047,425
ACADIA Pharmaceuticals, Inc. (a)	1,093,671	17,662,787
Adagio Therapeutics, Inc.	1,230,517	3,642,330
ADC Therapeutics SA (a)	171,500	1,173,060
Akouos, Inc. (a)	100,900	314,808
Akouos, Inc. (a)(c)	113,263	353,381
Alector, Inc. (a)	300,960	2,666,506
Allovir, Inc. (a)(b)	497,510	1,925,364
Alnylam Pharmaceuticals, Inc. (a)	692,431	87,107,820
Ambrx Biopharma, Inc. ADR	81,486	320,240
Amgen, Inc.	118,104	30,322,021
Arcutis Biotherapeutics, Inc. (a)	169,300	3,534,984
Argenx SE ADR (a)	195,760	60,548,568
Arrowhead Pharmaceuticals, Inc. (a)	42,659	1,423,104
Ascendis Pharma A/S sponsored ADR (a)	9,489	801,915
aTyr Pharma, Inc. (a)	219,931	618,006
Avidity Biosciences, Inc. (a)	220,700	3,074,351
Axcella Health, Inc. (a)	677,970	1,437,296
Beam Therapeutics, Inc. (a)(b)	70,400	2,476,672
BeiGene Ltd. ADR (a)	277,839	38,125,068
Biogen, Inc. (a)	1,742	348,400
BioNTech SE ADR (a)	1,502	245,367
BioXcel Therapeutics, Inc. (a)(b)	308,998	3,615,277
Century Therapeutics, Inc.	255,600	2,221,164
Cerevel Therapeutics Holdings (a)	1,493,622	39,028,343
ChemoCentryx, Inc. (a)	588,847	13,113,623
Cibus Corp.:
Series C (a)(d)(e)(f)	1,142,857	2,800,000
Series D (a)(d)(e)(f)	750,960	1,839,852
Series E (a)(d)(e)(f)	123,690	303,041
Codiak Biosciences, Inc. (a)	309,262	862,841
CRISPR Therapeutics AG (a)(b)	157,400	9,137,070
Cyclerion Therapeutics, Inc. (a)	5,547	3,454
Cyclerion Therapeutics, Inc. (a)(d)	150,550	93,732
Day One Biopharmaceuticals, Inc. (a)	46,100	286,742
Denali Therapeutics, Inc. (a)	48,674	1,182,291
Deverra Therapeutics, Inc. (e)	20,487	29,296
EQRx, Inc. (a)(b)	1,585,046	8,812,856
EQRx, Inc.:
rights (a)(e)	90,566	241,811
rights (a)(e)	38,814	81,898
Erasca, Inc.	66,700	361,514
Evelo Biosciences, Inc. (a)(b)	1,263,014	2,652,329
Exelixis, Inc. (a)	27,673	507,246
Foghorn Therapeutics, Inc. (a)	318,683	4,111,011
Gemini Therapeutics, Inc. (a)(b)	17,800	22,784
Generation Bio Co. (a)(b)	647,360	3,638,163
Graphite Bio, Inc.	43,200	101,520
Icosavax, Inc. (a)	59,700	405,363
Imago BioSciences, Inc.	28,000	452,480
Immunocore Holdings PLC ADR (a)	97,770	2,771,780
Inhibrx, Inc. (a)	75,500	986,785
Instil Bio, Inc. (a)	75,900	455,780
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(e)	7,022	0
Ionis Pharmaceuticals, Inc. (a)	1,970,769	71,972,484
iTeos Therapeutics, Inc. (a)	8,600	150,500
Janux Therapeutics, Inc.	94,100	1,047,333
Karuna Therapeutics, Inc. (a)	362,899	37,857,624
Kinnate Biopharma, Inc. (a)	36,300	288,222
Kronos Bio, Inc. (a)(b)	13,071	48,624
Lexicon Pharmaceuticals, Inc. (a)	155,122	274,566
Lyell Immunopharma, Inc. (b)	425,700	1,762,398
Moderna, Inc. (a)	202,841	29,478,883
Monte Rosa Therapeutics, Inc.	241,400	1,868,436
Morphic Holding, Inc. (a)	318,314	7,461,280
Nuvalent, Inc. Class A (a)	300,676	2,663,989
Omega Therapeutics, Inc. (a)	305,824	694,220
ORIC Pharmaceuticals, Inc. (a)	141,108	471,301
Poseida Therapeutics, Inc. (a)	538,059	1,221,394
Praxis Precision Medicines, Inc. (a)	245,000	2,033,500
Protagonist Therapeutics, Inc. (a)	144,695	1,267,528
Prothena Corp. PLC (a)	173,705	4,729,987
PTC Therapeutics, Inc. (a)	225,830	6,632,627
Recursion Pharmaceuticals, Inc. (a)(b)	338,400	2,071,008
Regeneron Pharmaceuticals, Inc. (a)	79,521	52,860,790
Relay Therapeutics, Inc. (a)	118,000	1,921,040
Rigel Pharmaceuticals, Inc. (a)	1,740,899	3,151,027
Rubius Therapeutics, Inc. (a)(b)	1,107,317	1,218,049
Sage Therapeutics, Inc. (a)	541,013	16,917,477
Saluda Medical Pty Ltd. warrants (a)(d)(e)	32,997	94,701
Sana Biotechnology, Inc. (a)(b)	145,100	744,363
Scholar Rock Holding Corp. (a)(b)	329,734	1,655,265
Seagen, Inc. (a)	6,200	841,216
Seres Therapeutics, Inc. (a)	1,051,826	3,260,661
Shattuck Labs, Inc. (a)	321,000	918,060
Sigilon Therapeutics, Inc. (a)	61,100	46,314
Silverback Therapeutics, Inc. (a)(b)	233,584	815,208
Springworks Therapeutics, Inc. (a)(b)	704,800	13,348,912
Synlogic, Inc. (a)	577,000	628,930
Syros Pharmaceuticals, Inc. (a)	100,438	82,520
Syros Pharmaceuticals, Inc. (a)(c)	301,001	247,302
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	35,253	0
Tango Therapeutics, Inc. (a)	246,956	1,652,136
Taysha Gene Therapies, Inc. (a)	154,108	392,975
Tenaya Therapeutics, Inc. (a)	55,200	369,840
TG Therapeutics, Inc. (a)	512,200	2,263,924
Twist Bioscience Corp. (a)	243,100	8,275,124
Tyra Biosciences, Inc.	29,500	201,485
Ultragenyx Pharmaceutical, Inc. (a)	9,452	443,299
uniQure B.V. (a)	75,849	1,089,192
Vaxcyte, Inc. (a)	251,580	6,035,404
Vera Therapeutics, Inc. (a)	127,182	1,849,226
Vertex Pharmaceuticals, Inc. (a)	36,293	9,750,114
Verve Therapeutics, Inc.	84,700	1,284,052
Vor Biopharma, Inc. (a)	79,411	334,320
Yumanity Therapeutics, Inc. (a)	82,392	88,159
Zai Lab Ltd. ADR (a)	109,586	3,188,953
Zentalis Pharmaceuticals, Inc. (a)	162,944	3,928,580
		691,184,041
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	70,701	8,304,539
DexCom, Inc. (a)	85,221	25,390,745
Insulet Corp. (a)	404,683	86,391,727
Intuitive Surgical, Inc. (a)	198,323	45,146,248
Novocure Ltd. (a)(b)	1,113,907	89,535,845
Oddity Tech Ltd. (d)(e)	2,226	958,093
Outset Medical, Inc. (a)	389,353	8,487,895
Presbia PLC (a)(e)	454,926	6,824
PROCEPT BioRobotics Corp. (c)	108,462	4,243,033
PROCEPT BioRobotics Corp.	162,600	6,360,912
Shockwave Medical, Inc. (a)	175,267	28,780,594
		303,606,455
Health Care Providers & Services - 0.9%
1Life Healthcare, Inc. (a)	159,700	1,352,659
23andMe Holding Co. Class A (a)(b)	296,418	889,254
Alignment Healthcare, Inc. (a)	461,922	4,933,327
AmerisourceBergen Corp.	45,500	7,042,945
Centene Corp. (a)	193,590	15,765,970
Guardant Health, Inc. (a)	48,700	1,995,726
Humana, Inc.	32,043	14,554,892
McKesson Corp.	34,500	11,339,805
Privia Health Group, Inc. (a)(b)	11,900	285,124
Progyny, Inc. (a)	36,700	1,160,087
The Oncology Institute, Inc. (d)	377,375	3,400,149
UnitedHealth Group, Inc.	89,154	44,289,924
		107,009,862
Health Care Technology - 0.0%
DNA Script (d)(e)	85	65,017
DNA Script (d)(e)	324	247,829
		312,846
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. Class B (a)(c)	640,857	32,805,470
Absci Corp. (b)	953,492	3,480,246
Akoya Biosciences, Inc. (a)	900	10,485
Danaher Corp.	13,133	3,464,748
ICON PLC (a)	7,800	1,745,562
Nanostring Technologies, Inc. (a)	58,634	917,036
Olink Holding AB ADR (a)	310,735	3,654,244
Seer, Inc. (a)	371,717	3,300,847
Thermo Fisher Scientific, Inc.	44,574	25,298,865
WuXi AppTec Co. Ltd. (H Shares) (c)	298,940	3,689,512
Wuxi Biologics (Cayman), Inc. (a)(c)	2,046,810	15,135,367
		93,502,382
Pharmaceuticals - 1.1%
4D Pharma PLC (a)(b)	596,200	246,851
Arvinas Holding Co. LLC (a)	56,000	2,334,640
Atea Pharmaceuticals, Inc. (a)	1,114,730	8,784,072
Bristol-Myers Squibb Co.	135,465	10,220,834
Dragonfly Therapeutics, Inc. (a)(d)(e)	126,113	1,443,994
Eli Lilly & Co.	36,300	11,377,872
Fulcrum Therapeutics, Inc. (a)	221,397	1,576,347
GH Research PLC	318,300	3,189,366
Hansoh Pharmaceutical Group Co. Ltd. (c)	330,400	595,353
Harmony Biosciences Holdings, Inc. (a)(b)	561,423	24,478,043
Intra-Cellular Therapies, Inc. (a)	912,409	52,372,277
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	29,191	132,655
Nuvation Bio, Inc. (a)(b)	965,937	3,409,758
OptiNose, Inc. (a)	1,279,100	2,628,551
Pfizer, Inc.	83,700	4,439,448
Pharvaris BV (a)	41,400	733,608
Pliant Therapeutics, Inc. (a)	143,200	806,216
Sienna Biopharmaceuticals, Inc. (a)	589,618	1
Skyhawk Therapeutics, Inc. (d)(e)	126,063	1,221,550
Theravance Biopharma, Inc. (a)	306,445	2,690,587
Theseus Pharmaceuticals, Inc.	42,800	288,900
UCB SA	14,700	1,296,582
		134,267,505
TOTAL HEALTH CARE		1,329,883,091
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.1%
AeroVironment, Inc. (a)	9,100	836,836
Lockheed Martin Corp.	41,700	18,352,587
Raytheon Technologies Corp.	155,400	14,781,648
Space Exploration Technologies Corp. Class A (a)(d)(e)	1,375,690	96,298,300
The Boeing Co. (a)	26,536	3,486,830
		133,756,201
Air Freight & Logistics - 0.2%
Delhivery Private Ltd. (d)	646,600	3,976,568
FedEx Corp.	32,300	7,253,934
United Parcel Service, Inc. Class B	95,184	17,347,284
		28,577,786
Airlines - 1.7%
Delta Air Lines, Inc. (a)	998,990	41,647,893
JetBlue Airways Corp. (a)	2,328,214	25,005,018
Ryanair Holdings PLC sponsored ADR (a)	12,378	1,079,362
Southwest Airlines Co. (a)	1,376,737	63,137,159
Spirit Airlines, Inc. (a)	575,933	12,065,796
United Airlines Holdings, Inc. (a)	618,425	29,455,583
Wheels Up Experience, Inc.:
Class A (a)(b)	2,610,077	6,603,495
rights (a)(e)	23,018	17,954
rights (a)(e)	23,018	14,501
rights (a)(e)	23,018	11,739
Wizz Air Holdings PLC (a)(c)	668,983	24,615,176
		203,653,676
Building Products - 0.1%
Trane Technologies PLC	64,022	8,838,877
Construction & Engineering - 0.1%
Fluor Corp. (a)	105,000	2,964,150
MasTec, Inc. (a)	35,000	2,925,650
Quanta Services, Inc.	42,800	5,093,200
		10,983,000
Electrical Equipment - 0.4%
AMETEK, Inc.	22,507	2,733,925
Eaton Corp. PLC	70,324	9,746,906
Emerson Electric Co.	110,549	9,801,274
Fluence Energy, Inc. (b)	16,000	156,800
Generac Holdings, Inc. (a)	58,000	14,330,640
Rockwell Automation, Inc.	28,800	6,140,160
		42,909,705
Industrial Conglomerates - 0.1%
3M Co.	23,680	3,535,187
Honeywell International, Inc.	44,183	8,554,712
		12,089,899
Machinery - 0.8%
Caterpillar, Inc.	121,160	26,152,386
Deere & Co.	97,752	34,973,711
Illinois Tool Works, Inc.	61,553	12,807,333
Ingersoll Rand, Inc.	49,444	2,331,285
Xylem, Inc.	223,917	18,865,007
		95,129,722
Professional Services - 0.0%
Clarivate Analytics PLC (a)	30,500	450,485
LegalZoom.com, Inc. (b)	243,700	3,192,470
Sterling Check Corp. (b)	49,300	915,994
		4,558,949
Road & Rail - 2.0%
Avis Budget Group, Inc. (a)	472,600	89,926,328
Bird Global, Inc. (d)	228,339	172,921
Bird Global, Inc.:
rights (a)(e)	28,568	1,714
rights (a)(e)	28,568	857
rights (a)(e)	28,567	286
Class A (a)	762,283	577,277
Canadian Pacific Railway Ltd. (b)	126,677	9,049,805
CSX Corp.	453,100	14,404,049
Hertz Global Holdings, Inc. (b)	1,188,100	23,845,167
Lyft, Inc. (a)	339,168	5,996,490
Uber Technologies, Inc. (a)	1,184,804	27,487,453
Union Pacific Corp.	281,261	61,815,543
		233,277,890
TOTAL INDUSTRIALS		773,775,705
INFORMATION TECHNOLOGY - 35.2%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	117,232	11,990,489
Ciena Corp. (a)	767,697	39,014,362
Infinera Corp. (a)(b)	2,970,411	17,020,455
		68,025,306
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (a)	137,111	970,746
II-VI, Inc. (a)(b)	114,490	7,155,625
TE Connectivity Ltd.	2,041	264,085
Trimble, Inc. (a)	136,400	9,282,020
		17,672,476
IT Services - 3.8%
Accenture PLC Class A	64,200	19,161,132
Actua Corp. (a)(e)	562,258	5,623
Block, Inc. Class A (a)	207,885	18,192,016
CI&T, Inc. Class A	49,700	718,165
Cloudflare, Inc. (a)	1,067,281	59,767,736
IBM Corp.	3,595	499,130
MasterCard, Inc. Class A	369,949	132,393,649
MongoDB, Inc. Class A (a)	9,541	2,262,648
Okta, Inc. (a)	64,281	5,338,537
PayPal Holdings, Inc. (a)	467,427	39,829,455
Shopify, Inc. Class A (a)	59,949	22,506,054
Snowflake, Inc. (a)	26,925	3,436,976
Thoughtworks Holding, Inc.	39,200	678,552
Toast, Inc. (b)	6,000	97,440
Twilio, Inc. Class A (a)	900	94,653
Visa, Inc. Class A	673,112	142,814,173
		447,795,939
Semiconductors & Semiconductor Equipment - 10.8%
Advanced Micro Devices, Inc. (a)	924,236	94,142,679
Applied Materials, Inc.	405,985	47,617,981
ASML Holding NV	46,785	26,961,728
Broadcom, Inc.	38,225	22,175,469
Cirrus Logic, Inc. (a)	355,766	29,009,160
Enphase Energy, Inc. (a)	68,000	12,660,920
First Solar, Inc. (a)	168,300	11,883,663
GlobalFoundries, Inc.	141,000	8,416,290
Intel Corp.	121,862	5,413,110
KLA Corp.	55,486	20,244,067
Lam Research Corp.	12,400	6,448,372
Marvell Technology, Inc.	631,241	37,337,905
Micron Technology, Inc.	27,431	2,025,505
NVIDIA Corp.	4,277,140	798,627,581
onsemi (a)	65,700	3,986,676
Qualcomm, Inc.	152,109	21,785,051
Silicon Laboratories, Inc. (a)	429,439	64,055,121
SiTime Corp. (a)	98,585	20,998,605
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	168,068	16,016,880
Teradyne, Inc.	56,450	6,167,727
Texas Instruments, Inc.	132,994	23,508,019
Wolfspeed, Inc. (a)(b)	86,529	6,509,577
		1,285,992,086
Software - 10.0%
Adobe, Inc. (a)	189,412	78,886,310
Atlassian Corp. PLC (a)	10,326	1,831,006
Autodesk, Inc. (a)	123,742	25,707,401
Avalara, Inc. (a)	26,304	2,227,160
Bill.Com Holdings, Inc. (a)	6,100	721,264
Black Knight, Inc. (a)	47,370	3,216,897
C3.Ai, Inc. (a)(b)	222,500	4,209,700
Clear Secure, Inc.	1,500	41,160
Clearwater Analytics Holdings, Inc. (b)	27,100	382,381
Coupa Software, Inc. (a)	11,704	805,118
Crowdstrike Holdings, Inc. (a)	85,433	13,668,426
Datadog, Inc. Class A (a)	21,730	2,072,825
Elastic NV (a)	52,194	3,217,760
Epic Games, Inc. (a)(d)(e)	11,800	10,974,000
ForgeRock, Inc. (b)	31,200	597,792
HubSpot, Inc. (a)	37,017	12,500,271
Informatica, Inc. (b)	56,713	1,156,945
Intuit, Inc.	59,094	24,492,099
Microsoft Corp.	2,192,036	595,948,827
Nutanix, Inc. Class A (a)	2,735,057	44,307,923
Oracle Corp.	848,904	61,053,176
Paycom Software, Inc. (a)	10,800	3,070,872
Paylocity Holding Corp. (a)	15,597	2,727,291
RingCentral, Inc. (a)	5,842	368,864
Riskified Ltd. (a)	73,462	382,002
Riskified Ltd.:
Class A (c)	32,525	169,130
Class B	417,774	2,172,425
Salesforce.com, Inc. (a)	1,476,449	236,586,188
Samsara, Inc.	55,700	626,625
SentinelOne, Inc.	51,800	1,232,322
ServiceNow, Inc. (a)	57,900	27,066,513
Stripe, Inc. Class B (a)(d)(e)	43,500	1,181,025
The Trade Desk, Inc. (a)	13,000	676,650
UiPath, Inc. Class A (a)(b)	751,948	12,835,752
Workday, Inc. Class A (a)	26,732	4,178,212
Zoom Video Communications, Inc. Class A (a)	45,753	4,916,160
Zscaler, Inc. (a)	77,465	11,859,117
		1,198,067,589
Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	7,390,328	1,099,976,402
Pure Storage, Inc. Class A (a)	3,043,058	72,211,766
Samsung Electronics Co. Ltd.	140,003	7,595,049
		1,179,783,217
TOTAL INFORMATION TECHNOLOGY		4,197,336,613
MATERIALS - 2.1%
Chemicals - 1.1%
Albemarle Corp. U.S.	28,400	7,395,928
CF Industries Holdings, Inc.	286,000	28,248,220
Corteva, Inc.	686,200	42,969,844
DuPont de Nemours, Inc.	223,746	15,181,166
Nutrien Ltd.	172,900	16,896,999
The Mosaic Co.	332,800	20,849,920
		131,542,077
Containers & Packaging - 0.0%
Sealed Air Corp.	48,800	3,034,384
Metals & Mining - 1.0%
Barrick Gold Corp. (Canada)	762,800	15,625,685
Freeport-McMoRan, Inc.	1,775,200	69,374,816
Newmont Corp.	346,200	23,489,670
Rio Tinto PLC sponsored ADR	186,600	13,703,904
		122,194,075
TOTAL MATERIALS		256,770,536
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	87,098	22,308,411
Equinix, Inc.	4,900	3,366,741
Simon Property Group, Inc.	73,300	8,403,845
		34,078,997
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	150,700	12,483,988
WeWork, Inc. (a)	1,982,338	14,451,243
		26,935,231
TOTAL REAL ESTATE		61,014,228
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (c)	102,700	11,575,257
TOTAL COMMON STOCKS (Cost $6,060,413,463)		11,366,073,380

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series B(a)(d)(e)	37,935	1,399,802
Series E(d)(e)	5,127	189,186
Series F(d)(e)	40,428	1,491,793
		3,080,781
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(d)(e)	32,487	179,978
Series C(a)(d)(e)	127,831	708,184
Series D(d)(e)	215,900	1,196,086
		2,084,248
Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (d)(e)	1,400	770,874
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(d)(e)(f)	16,248	3,779,442
Series 4(a)(d)(e)(f)	1,483	327,521
Series 5(a)(d)(e)(f)	5,955	1,218,810
		6,096,647
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(a)(d)(e)	26,833	5,408,191
Series H(d)(e)	21,372	4,307,527
Instacart, Inc.:
Series H(a)(d)(e)	13,904	673,371
Series I(a)(d)(e)	6,341	307,095
		10,696,184
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(d)(e)	190,858	1,748,259
Series D(d)(e)	91,538	838,488
Laronde, Inc. Series B (d)(e)	66,432	1,115,393
		3,702,140
TOTAL CONSUMER DISCRETIONARY		22,579,219

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(d)(e)	197,068	6,318,000

Food Products - 0.0%
AgBiome LLC:
Series C(a)(d)(e)	338,565	2,065,247
Series D(d)(e)	126,371	762,017
Bowery Farming, Inc. Series C1 (d)(e)	27,136	964,685
		3,791,949
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(d)(e)	6,648	266,319

TOTAL CONSUMER STAPLES		10,376,268

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(d)(e)	198,234	892,053
Series C(a)(d)(e)	115,792	521,064
		1,413,117
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Ankyra Therapeutics Series B (d)(e)	257,347	844,098
Asimov, Inc. Series B (d)(e)	15,783	964,973
Bright Peak Therapeutics AG Series B (d)(e)	239,403	550,627
Caris Life Sciences, Inc. Series D (d)(e)	255,590	1,415,969
Castle Creek Biosciences, Inc.:
Series D1(d)(e)	4,460	729,076
Series D2(d)(e)	1,412	230,820
Deep Genomics, Inc. Series C (d)(e)	129,534	1,077,723
Dianthus Therapeutics, Inc. Series A (d)(e)	287,993	862,539
Element Biosciences, Inc.:
Series B(a)(d)(e)	250,956	3,428,059
Series C(d)(e)	101,911	1,392,104
ElevateBio LLC Series C (a)(d)(e)	332,500	1,520,523
Generate Biomedicines Series B (d)(e)	157,390	1,060,809
Inscripta, Inc.:
Series D(a)(d)(e)	308,833	1,877,705
Series E(a)(d)(e)	222,357	1,351,931
Intarcia Therapeutics, Inc. Series EE (a)(d)(e)	116,544	1
Korro Bio, Inc.:
Series B1(d)(e)	241,420	369,373
Series B2(d)(e)	226,657	346,785
LifeMine Therapeutics, Inc. Series C (d)(e)	1,780,790	2,439,682
National Resilience, Inc.:
Series B(a)(d)(e)	251,448	15,288,038
Series C(d)(e)	44,850	2,726,880
Quell Therapeutics Ltd. Series B (d)(e)	760,965	745,746
SalioGen Therapeutics, Inc. Series B (d)(e)	8,766	524,470
Saluda Medical Pty Ltd. Series D (d)(e)	109,988	1,105,197
Sonoma Biotherapeutics, Inc.:
Series B(d)(e)	481,325	673,855
Series B1(d)(e)	256,702	359,383
T-Knife Therapeutics, Inc. Series B (d)(e)	199,356	633,952
Treeline Biosciences Series A (d)(e)	250,200	1,185,948
		43,706,266
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (a)(d)(e)	1,136,853	846,137

Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (a)(d)(e)	616,102	462,077
Conformal Medical, Inc. Series C (a)(d)(e)	240,750	792,068
Scorpion Therapeutics, Inc. Series B (a)(d)(e)	242,077	244,498
		1,498,643
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(d)(e)	22,992	1,145,232
Series E1(d)(e)	17,916	892,396
DNA Script:
Series B(d)(e)	4	3,060
Series C(d)(e)	2,060	1,575,703
Omada Health, Inc. Series E (d)(e)	435,062	2,608,284
PrognomIQ, Inc.:
Series A5(a)(d)(e)	83,544	173,772
Series B(a)(d)(e)	198,721	413,340
Series C(d)(e)	66,506	138,332
Wugen, Inc. Series B (d)(e)	96,718	418,789
		7,368,908
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(d)(e)	4,910	872,703
Series C(a)(d)(e)	2,570	456,792
Galvanize Therapeutics Series B (d)(e)	1,018,908	1,764,021
Nohla Therapeutics, Inc. Series B (a)(d)(e)	3,126,919	31
		3,093,547
TOTAL HEALTH CARE		56,513,501

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series G (a)(d)(e)	53,937	37,755,900

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(d)(e)	10,986	1,133,426
Series B, 6.00%(d)(e)	17,147	1,769,056
		2,902,482
TOTAL INDUSTRIALS		40,658,382

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Meesho Series F (d)(e)	62,461	4,381,015
Xsight Labs Ltd. Series D (a)(d)(e)	167,386	1,252,047
		5,633,062
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(d)(e)	814,561	903,091
Menlo Micro, Inc. Series C (d)(e)	959,784	1,010,173
		1,913,264
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	209,665	6,567
ByteDance Ltd. Series E1 (a)(d)(e)	84,766	11,354,406
		11,360,973
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (d)(e)	43,548	883,961
Astera Labs, Inc.:
Series A(d)(e)	85,993	874,506
Series B(d)(e)	14,642	148,902
Series C(d)(e)	371,500	3,777,969
Series D(d)(e)	291,891	2,968,386
GaN Systems, Inc.:
Series F1(d)(e)	50,937	341,787
Series F2(d)(e)	26,897	180,479
SiMa.ai:
Series B(d)(e)	338,113	2,397,525
Series B1(d)(e)	22,648	160,595
		11,734,110
Software - 0.2%
Bolt Technology OU Series E (d)(e)	13,569	3,350,410
Databricks, Inc.:
Series G(a)(d)(e)	17,742	2,591,219
Series H(d)(e)	18,818	2,748,369
Dataminr, Inc. Series D (a)(d)(e)	442,241	9,304,751
Evozyne LLC Series A (a)(d)(e)	101,400	1,312,116
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,105,094	21
Nuvia, Inc. Series B (a)(d)	239,670	195,863
Skyryse, Inc. Series B (d)(e)	117,170	2,891,752
Stripe, Inc. Series H (a)(d)(e)	19,200	521,280
Tenstorrent, Inc. Series C1 (a)(d)(e)	21,000	1,181,880
		24,097,661
TOTAL INFORMATION TECHNOLOGY		54,739,070

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (d)(e)	36,990	1,850,240

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(d)(e)	355,446	10,162,201

TOTAL MATERIALS		12,012,441

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	16,253	770,449

TOTAL CONVERTIBLE PREFERRED STOCKS		202,143,228
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(d)(e)	5,678,726	164,115
Waymo LLC Series A2 (a)(d)(e)	10,731	984,269
		1,148,384
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (d)	137,221	6,615,116

TOTAL CONSUMER DISCRETIONARY		7,763,500

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	13,511	2,345,915
Faraday Pharmaceuticals, Inc. Series B (a)(d)(e)	219,824	189,049
		2,534,964
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,298,464
TOTAL PREFERRED STOCKS (Cost $187,183,790)		212,441,692

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 10/27/25 (d)(e)(h)	1,347,300	1,234,666
4% 5/22/27 (d)(e)	857,900	994,306
4% 6/12/27 (d)(e)	25,455	29,502
		2,258,474
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. 0% (d)(e)(i)	382,943	382,943
TOTAL CONVERTIBLE BONDS (Cost $2,613,598)		2,641,417

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (d)(e)	614,446	120,395
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(i)	1,612,660	1,612,660
TOTAL HEALTH CARE		1,733,055
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	346,804	346,804
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(i)	1,193,899	1,193,899
Software - 0.0%
Tenstorrent, Inc. 0% (d)(e)(i)	1,170,000	1,170,000
TOTAL INFORMATION TECHNOLOGY		2,710,703
TOTAL PREFERRED SECURITIES (Cost $4,937,809)		4,443,758

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (j)	223,806,552	223,851,313
Fidelity Securities Lending Cash Central Fund 0.82% (j)(k)	198,594,687	198,614,547
TOTAL MONEY MARKET FUNDS (Cost $422,465,860)		422,465,860

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,677,614,520)	12,008,066,107
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(73,069,642)
NET ASSETS - 100.0%	11,934,996,465

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,382	Jun 2022	285,469,375	5,450,571	5,450,571

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,086,074 or 0.8% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $414,759,164 or 3.5% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	11,583,995
AgBiome LLC Series C	6/29/18	2,144,369
AgBiome LLC Series D	9/03/21	749,101
Aledade, Inc. Series B1	5/07/21	880,380
Aledade, Inc. Series E1	5/20/22	892,475
Alif Semiconductor Series C	3/08/22	883,961
Ankyra Therapeutics Series B	8/26/21	1,449,327
Ant International Co. Ltd. Class C	5/16/18	2,351,948
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Asimov, Inc. Series B	10/29/21	1,462,779
Astera Labs, Inc. Series A	5/17/22	874,506
Astera Labs, Inc. Series B	5/17/22	148,902
Astera Labs, Inc. Series C	8/24/21	1,248,909
Astera Labs, Inc. Series D	5/17/22	2,968,386
Beta Technologies, Inc. Series A	4/09/21	804,944
Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,769,056
Bird Global, Inc.	5/11/21	2,283,390
Blink Health LLC Series A1	12/30/20	232,676
Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268
Bolt Technology OU Series E	1/03/22	3,525,179
Boundless Bio, Inc. Series B	4/23/21	831,738
Bowery Farming, Inc. Series C1	5/18/21	1,634,925
Bright Peak Therapeutics AG Series B	5/14/21	935,108
ByteDance Ltd. Series E1	11/18/20	9,288,165
Caris Life Sciences, Inc. Series D	5/11/21	2,070,279
Castle Creek Biosciences, Inc. Series D1	4/19/22	959,034
Castle Creek Biosciences, Inc. Series D2	6/28/21	242,100
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	2,022,184
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	1,058,455
Cibus Corp. Series C	2/16/18	2,400,000
Cibus Corp. Series D	5/10/19	938,700
Cibus Corp. Series E	6/23/21	217,694
Circle Internet Financial Ltd. Series E	5/11/21	2,227,100
Conformal Medical, Inc. Series C	7/24/20	882,846
Cyclerion Therapeutics, Inc.	4/02/19	2,229,495
Databricks, Inc. Series G	2/01/21	3,146,861
Databricks, Inc. Series H	8/31/21	4,148,473
Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573
Deep Genomics, Inc. Series C	7/21/21	1,878,398
Delhivery Private Ltd.	5/20/21	3,156,208
Diamond Foundry, Inc. Series C	3/15/21	8,530,704
Dianthus Therapeutics, Inc. Series A	4/06/22	1,251,762
Discord, Inc. Series I	9/15/21	770,874
DNA Script	12/17/21	327,504
DNA Script Series B	12/17/21	3,203
DNA Script Series C	10/01/21	1,791,891
Dragonfly Therapeutics, Inc.	12/19/19	3,336,950
Element Biosciences, Inc. Series B	12/13/19	1,315,160
Element Biosciences, Inc. Series C	6/21/21	2,094,954
ElevateBio LLC Series C	3/09/21	1,394,838
Enevate Corp. Series E	1/29/21	903,092
Enevate Corp. 0% 1/29/23	1/29/21	346,804
Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000
Evozyne LLC Series A	4/09/21	2,278,458
Fanatics, Inc. Class A	8/13/20 - 12/15/21	3,989,927
Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996
Farmers Business Network, Inc. Series G	9/15/21	2,299,217
Freenome, Inc. Series C	8/14/20	1,262,201
Freenome, Inc. Series D	11/22/21	690,407
Galvanize Therapeutics Series B	3/29/22	1,764,020
GaN Systems, Inc. Series F1	11/30/21	431,946
GaN Systems, Inc. Series F2	11/30/21	228,087
GaN Systems, Inc. 0%	11/30/21	1,193,899
Generate Biomedicines Series B	11/02/21	1,865,072
GoBrands, Inc. Series G	3/02/21	6,700,664
GoBrands, Inc. Series H	7/22/21	8,302,821
Inscripta, Inc. Series D	11/13/20	1,411,367
Inscripta, Inc. Series E	3/30/21	1,963,412
Instacart, Inc. Series H	11/13/20	834,240
Instacart, Inc. Series I	2/26/21	792,625
Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/22	2/26/19	614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class A	7/06/18	392,042
JUUL Labs, Inc. Series E	7/06/18	196,006
Kardium, Inc. Series D6	12/30/20	1,154,861
Kardium, Inc. 0%	12/30/20	1,612,660
Korro Bio, Inc. Series B1	12/17/21	630,106
Korro Bio, Inc. Series B2	12/17/21	630,106
Laronde, Inc. Series B	8/13/21	1,860,096
LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739
Meesho Series F	9/21/21	4,789,029
Menlo Micro, Inc. Series C	2/09/22	1,272,194
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	2,225,976
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	207,516
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	848,707
National Resilience, Inc. Series B	12/01/20	3,434,780
National Resilience, Inc. Series C	6/28/21	1,991,789
Neutron Holdings, Inc.	2/04/21	4,384
Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	1,347,300
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455
Nohla Therapeutics, Inc. Series B	5/01/18	1,096,231
Nuvia, Inc. Series B	3/16/21	195,862
Oddity Tech Ltd.	1/06/22	958,093
Omada Health, Inc. Series E	12/22/21	2,608,284
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974
Paragon Biosciences Emalex Capital, Inc. 0%	5/18/22	382,943
PrognomIQ, Inc. Series A5	8/20/20	50,461
PrognomIQ, Inc. Series B	9/11/20	454,100
PrognomIQ, Inc. Series C	2/16/22	203,508
Quell Therapeutics Ltd. Series B	11/24/21	1,438,224
Rad Power Bikes, Inc.	1/21/21	1,202,019
Rad Power Bikes, Inc. Series A	1/21/21	156,712
Rad Power Bikes, Inc. Series C	1/21/21	616,636
Rad Power Bikes, Inc. Series D	9/17/21	2,069,142
Reddit, Inc. Series B	7/26/17	538,544
Reddit, Inc. Series E	5/18/21	217,765
Reddit, Inc. Series F	8/11/21	2,498,224
Redwood Materials Series C	5/28/21	770,449
SalioGen Therapeutics, Inc. Series B	12/10/21	928,004
Saluda Medical Pty Ltd. Series D	1/20/22	1,402,995
Saluda Medical Pty Ltd. warrants	1/20/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	585,688
SiMa.ai Series B	5/10/21	1,733,641
SiMa.ai Series B1	4/25/22	160,595
Skyhawk Therapeutics, Inc.	5/21/21	2,069,954
Skyryse, Inc. Series B	10/21/21	2,891,752
Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993
Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	4,177,960
Stripe, Inc. Class B	5/18/21	1,745,585
Stripe, Inc. Series H	3/15/21	770,400
T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045
Tenstorrent, Inc. Series C1	4/23/21	1,248,540
Tenstorrent, Inc. 0%	4/23/21	1,170,000
The Beauty Health Co.	12/08/20	5,538,280
The Oncology Institute, Inc.	6/28/21	3,773,750
Tory Burch LLC	5/14/15	17,704,966
Treeline Biosciences Series A	7/30/21	1,958,441
Volta, Inc.	1/25/21 - 2/07/21	47,381
Waymo LLC Series A2	5/08/20	921,441
Wugen, Inc. Series B	7/09/21	750,038
Xsight Labs Ltd. Series D	2/16/21	1,338,418
Zomato Ltd.	12/09/20 - 2/10/21	4,714,002

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	76,613,355	3,816,806,062	3,669,568,104	214,296	-	-	223,851,313	0.4%
Fidelity Securities Lending Cash Central Fund 0.82%	317,559,429	524,961,038	643,905,920	695,314	-	-	198,614,547	0.5%
Total	394,172,784	4,341,767,100	4,313,474,024	909,610	-	-	422,465,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,211,441,476	1,198,106,496	10,254,199	3,080,781
Consumer Discretionary	2,292,221,629	2,230,869,940	14,909,070	46,442,619
Consumer Staples	596,641,039	585,456,729	-	11,184,310
Energy	437,462,489	437,462,489	-	-
Financials	243,164,202	209,099,173	-	34,065,029
Health Care	1,388,931,556	1,305,166,967	15,382,218	68,382,371
Industrials	814,434,087	673,453,786	3,976,568	137,003,733
Information Technology	4,252,075,683	4,185,371,828	-	66,703,855
Materials	268,782,977	256,770,536	-	12,012,441
Real Estate	61,014,228	61,014,228	-	-
Utilities	12,345,706	-	11,575,257	770,449

Corporate Bonds	2,641,417	-	-	2,641,417

Preferred Securities	4,443,758	-	-	4,443,758

Money Market Funds	422,465,860	422,465,860	-	-
Total Investments in Securities:	12,008,066,107	11,565,238,032	56,097,312	386,730,763
Derivative Instruments:

Assets
Futures Contracts	5,450,571	5,450,571	-	-
Total Assets	5,450,571	5,450,571	-	-
Total Derivative Instruments:	5,450,571	5,450,571	-	-

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Industrials
Beginning Balance	$111,656,691
Net Realized Gain (Loss) on Investment Securities	(22,690,756)
Net Unrealized Gain (Loss) on Investment Securities	49,401,778
Cost of Purchases	1,769,056
Proceeds of Sales	(63,193)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(3,069,843)
Ending Balance	$137,003,733
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$26,693,601
Other Investments in Securities
Beginning Balance	$286,140,142
Net Realized Gain (Loss) on Investment Securities	(1,567,956)
Net Unrealized Gain (Loss) on Investment Securities	(64,342,530)
Cost of Purchases	28,204,755
Proceeds of Sales	(3,550)
Amortization/Accretion	(242,100)
Transfers into Level 3	1,538,269
Transfers out of Level 3	-
Ending Balance	$249,727,030
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$(60,751,268)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	5,450,571	0
Total Equity Risk	5,450,571	0
Total Value of Derivatives	5,450,571	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		May 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $191,661,367) - See accompanying schedule:	$11,585,600,247
Unaffiliated issuers (cost $6,255,148,660)
Fidelity Central Funds (cost $422,465,860)	422,465,860

Total Investment in Securities (cost $6,677,614,520)		$12,008,066,107
Segregated cash with brokers for derivative instruments		9,508,800
Cash		243,426
Foreign currency held at value (cost $78,145)		77,962
Receivable for investments sold		9,715,843
Receivable for fund shares sold		196,837,622
Dividends receivable		6,194,435
Interest receivable		76,048
Distributions receivable from Fidelity Central Funds		225,352
Other receivables		91,144
Total assets		12,231,036,739
Liabilities
Payable for investments purchased	$93,444,069
Payable for fund shares redeemed	168,434
Payable for daily variation margin on futures contracts	1,494,597
Other payables and accrued expenses	2,329,014
Collateral on securities loaned	198,604,160
Total Liabilities		296,040,274
Net Assets		$11,934,996,465
Net Assets consist of:
Paid in capital		$6,610,071,537
Total accumulated earnings (loss)		5,324,924,928
Net Assets		$11,934,996,465
Net Asset Value , offering price and redemption price per share ($11,934,996,465 ÷ 793,192,274 shares)		$15.05

Statement of Operations
		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$29,790,613
Interest		22,819
Income from Fidelity Central Funds (including $695,314 from security lending)		909,610
Total Income		30,723,042
Expenses
Custodian fees and expenses	147,091
Independent trustees' fees and expenses	22,251
Interest	8,406
Total Expenses		177,748
Net Investment income (loss)		30,545,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	19,275,843
Foreign currency transactions	(34,300)
Futures contracts	(13,233,161)
Total net realized gain (loss)		6,008,382
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $612,022)	(4,181,892,753)
Unfunded commitments	462,888
Assets and liabilities in foreign currencies	63,623
Futures contracts	5,450,571
Total change in net unrealized appreciation (depreciation)		(4,175,915,671)
Net gain (loss)		(4,169,907,289)
Net increase (decrease) in net assets resulting from operations		$(4,139,361,995)

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,545,294	$54,065,811
Net realized gain (loss)	6,008,382	3,574,332,861
Change in net unrealized appreciation (depreciation)	(4,175,915,671)	390,342,151
Net increase (decrease) in net assets resulting from operations	(4,139,361,995)	4,018,740,823
Distributions to shareholders	(3,620,786,672)	(3,221,895,370)
Share transactions
Proceeds from sales of shares	3,971,093,063	2,049,321,658
Reinvestment of distributions	3,620,786,672	3,221,895,370
Cost of shares redeemed	(1,074,838,953)	(5,726,877,650)
Net increase (decrease) in net assets resulting from share transactions	6,517,040,782	(455,660,622)
Total increase (decrease) in net assets	(1,243,107,885)	341,184,831

Net Assets
Beginning of period	13,178,104,350	12,836,919,519
End of period	$11,934,996,465	$13,178,104,350

Other Information
Shares
Sold	225,968,114	82,597,344
Issued in reinvestment of distributions	176,279,780	142,941,232
Redeemed	(59,513,175)	(217,576,432)
Net increase (decrease)	342,734,719	7,962,144

Fidelity® Series Growth Company Fund

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$29.25	$29.01	$19.16	$17.61	$18.19	$13.49
Income from Investment Operations
Net investment income (loss) A,B	.04	.10 C	.09	.11	.15 D	.07
Net realized and unrealized gain (loss)	(6.35)	7.43	11.72	3.31	1.02	4.96
Total from investment operations	(6.31)	7.53	11.81	3.42	1.17	5.03
Distributions from net investment income	(.12)	(.16)	(.13)	(.15)	(.09)	(.02)
Distributions from net realized gain	(7.77)	(7.13)	(1.84)	(1.72)	(1.66)	(.31)
Total distributions	(7.89)	(7.29)	(1.96) E	(1.87)	(1.75)	(.33)
Net asset value, end of period	$15.05	$29.25	$29.01	$19.16	$17.61	$18.19
Total Return F,G	(28.79)%	33.42%	68.41%	23.24%	6.96%	38.10%
Ratios to Average Net Assets B,H,I
Expenses before reductions	-% J,K	-% J	-% J	-% J	-% J	.38%
Expenses net of fee waivers, if any	-% J,K	-% J	-% J	-% J	-% J	.38%
Expenses net of all reductions	-% J,K	-% J	-% J	-% J	-% J	.37%
Net investment income (loss)	.49% K	.40% C	.41%	.64%	.79% D	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$11,934,996	$13,178,104	$12,836,920	$11,173,659	$11,276,470	$11,622,162
Portfolio turnover rate L	29% K	34%	18%	19% M	23%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .35%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .65%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2022

1. Organization.
Fidelity Series Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$379,645,588	Market approach	Transaction price	$0.02 - $712.50 / $167.98	Increase
			Discount rate	5.3% - 58.3% / 32.9%	Decrease
			Liquidation value	$0.05	Increase
		Recovery value	Transaction price	$12.76	Increase
			Recovery value	$0.00 - $2.87 / $2.21	Increase
			Discount for lack of marketability	5.0%	Decrease
			Probability rate	15.0% - 70.0% / 42.5%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.9 - 24.0 / 8.5	Increase
			Enterprise value/Gross profit multiple (EV/GP)	8.00	Increase
			Liquidity preference	$204.67 - $232.61 / $219.38	Increase
		Book value	Book value multiple	1.8	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	33.0% - 41.0% / 38.1%	Decrease
			Discount rate	12.3% - 13.0% / 12.6%	Decrease
			Growth rate	3.5%	Increase
			Exit multiple	2.3 - 5.0 / 4.0	Increase
Corporate Bonds	$2,641,417	Market approach	Transaction price	$100.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Term	1.4	Increase
			Volatility	75.0%	Increase
Preferred Securities	$4,443,758	Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	$0.00	Increase
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$6,109,516,609
Gross unrealized depreciation	(863,019,637)
Net unrealized appreciation (depreciation)	$5,246,496,972
Tax cost	$6,767,019,706
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.
	Investment to be Acquired	Commitment Amount
Fidelity Series Growth Company Fund	Twitter, Inc.	$2,263,609
Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.
Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.
At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.
Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.
As of period end, investments in Subsidiaries were as follows:
	$ Amount	% of Net Assets
Fidelity Series Growth Company Fund	52,559,019.44
The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk:
Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.
Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.
Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Series Growth Company Fund	4,418,772,933	1,825,488,608
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Series Growth Company Fund	$67,677
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Growth Company Fund	Borrower	$103,905,833.49%		$8,406
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Growth Company Fund	779,473,073	122,358,409	6,958,508
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Growth Company Fund	$74,778	$26,834	$1,049,305
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022

Fidelity® Series Growth Company Fund	-%- D
Actual		$ 1,000	$ 712.10	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.  The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through March 31, 2025.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.

Economies of Scale.   The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.968010.108
XS7-SANN-0722
Fidelity® New Millennium Fund®

Semi-Annual Report
May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	3.8
Bristol-Myers Squibb Co.	2.7
EQT Corp.	2.6
Hess Corp.	2.4
General Electric Co.	2.3
Wells Fargo & Co.	2.1
American International Group, Inc.	2.1
Eli Lilly & Co.	2.0
Bank of America Corp.	1.9
Comcast Corp. Class A	1.8
23.7

Market Sectors (% of Fund's net assets)

Energy	17.6
Financials	17.4
Health Care	15.0
Industrials	12.2
Consumer Discretionary	9.1
Information Technology	6.3
Communication Services	5.9
Materials	4.8
Consumer Staples	3.9
Utilities	3.2
Real Estate	2.8

Asset Allocation (% of Fund's net assets)

Foreign investments - 16.5%

Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	557,500	28,594
Entertainment - 0.7%
Endeavor Group Holdings, Inc. (a)	759,817	17,263
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	9,800	22,297
Media - 3.2%
Comcast Corp. Class A	1,025,900	45,427
Interpublic Group of Companies, Inc.	604,900	19,496
Omnicom Group, Inc.	241,700	18,033
		82,956
TOTAL COMMUNICATION SERVICES		151,110
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	234,022	1,898
Aptiv PLC (a)	73,400	7,798
Faurecia SA	18,368	509
Magna International, Inc. Class A (b)	99,400	6,453
		16,658
Automobiles - 1.1%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	487,479	4,410
General Motors Co. (a)	349,100	13,503
Stellantis NV (b)	664,300	10,031
		27,944
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc. (a)	7,200	16,154
Churchill Downs, Inc.	56,800	11,498
Elior SA (a)(c)	334,000	997
Sweetgreen, Inc. Class A	87,300	1,596
		30,245
Household Durables - 1.4%
D.R. Horton, Inc.	166,800	12,535
Mohawk Industries, Inc. (a)	69,400	9,817
NVR, Inc. (a)	2,910	12,951
		35,303
Internet & Direct Marketing Retail - 0.6%
Coupang, Inc. Class A (a)	736,906	9,956
eBay, Inc.	133,600	6,502
		16,458
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(b)	222,016	3,099
Specialty Retail - 0.7%
Best Buy Co., Inc.	104,400	8,567
Industria de Diseno Textil SA	338,500	8,159
		16,726
Textiles, Apparel & Luxury Goods - 2.0%
Brunello Cucinelli SpA	545,800	27,317
PVH Corp.	106,100	7,519
Ralph Lauren Corp.	64,300	6,500
Tapestry, Inc.	318,400	10,985
		52,321
TOTAL CONSUMER DISCRETIONARY		198,754
CONSUMER STAPLES - 3.7%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	17,400	6,182
Diageo PLC sponsored ADR	63,900	11,947
The Coca-Cola Co.	414,700	26,284
		44,413
Food & Staples Retailing - 0.9%
Kroger Co.	423,100	22,412
Food Products - 0.3%
Greencore Group PLC (a)	4,934,761	6,778
Tobacco - 0.8%
Altria Group, Inc.	383,900	20,765
TOTAL CONSUMER STAPLES		94,368
ENERGY - 17.5%
Energy Equipment & Services - 1.6%
Noble Corp. (c)	1,334	48
Oceaneering International, Inc. (a)	504,852	6,422
Odfjell Drilling Ltd. (a)	3,729,024	10,802
Odfjell Technology Ltd. (a)	621,504	1,830
Schlumberger Ltd.	399,200	18,347
Technip Energies NV ADR	58,160	759
TechnipFMC PLC (a)	291,100	2,399
		40,607
Oil, Gas & Consumable Fuels - 15.9%
Canadian Natural Resources Ltd.	626,400	41,456
Cheniere Energy, Inc.	328,400	44,915
Energy Transfer LP	699,300	8,154
EQT Corp. (b)	1,389,400	66,302
Exxon Mobil Corp.	1,005,100	96,493
Golar LNG Ltd. (a)	741,400	18,780
Harbour Energy PLC	558,916	2,706
Hess Corp.	494,500	60,858
Range Resources Corp. (a)	460,900	15,648
The Williams Companies, Inc.	853,397	31,627
Valero Energy Corp.	152,400	19,751
		406,690
TOTAL ENERGY		447,297
FINANCIALS - 17.4%
Banks - 6.3%
Bank of America Corp.	1,285,500	47,821
Comerica, Inc.	151,000	12,565
HDFC Bank Ltd. sponsored ADR	140,700	8,100
PNC Financial Services Group, Inc.	215,400	37,783
Wells Fargo & Co.	1,207,400	55,263
		161,532
Capital Markets - 3.1%
Goldman Sachs Group, Inc.	74,500	24,350
Morgan Stanley	282,200	24,309
Sixth Street Specialty Lending, Inc.	1,029,350	21,297
TPG, Inc. (b)	355,900	10,382
		80,338
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	249,100	7,575
Insurance - 6.2%
American International Group, Inc.	895,800	52,566
Arch Capital Group Ltd. (a)	546,400	25,932
Chubb Ltd.	184,509	38,985
First American Financial Corp.	121,800	7,380
Hiscox Ltd.	639,207	7,446
MetLife, Inc.	317,300	21,383
RenaissanceRe Holdings Ltd.	33,000	5,066
		158,758
Thrifts & Mortgage Finance - 1.5%
Housing Development Finance Corp. Ltd.	299,068	8,890
Radian Group, Inc.	1,367,423	29,413
		38,303
TOTAL FINANCIALS		446,506
HEALTH CARE - 14.4%
Biotechnology - 0.8%
Amgen, Inc.	83,600	21,463
Health Care Equipment & Supplies - 2.1%
Becton, Dickinson & Co.	68,200	17,446
Boston Scientific Corp. (a)	395,700	16,228
Butterfly Network, Inc. (a)(d)	557,178	1,699
Butterfly Network, Inc. Class A (a)(b)	2,061,648	6,288
Embecta Corp. (a)	13,640	338
Hologic, Inc. (a)	155,100	11,674
		53,673
Health Care Providers & Services - 4.5%
Centene Corp. (a)	262,200	21,354
Cigna Corp.	93,300	25,031
Guardant Health, Inc. (a)	116,600	4,778
LifeStance Health Group, Inc.	586,000	4,366
Oak Street Health, Inc. (a)(b)	359,633	6,790
UnitedHealth Group, Inc.	88,200	43,816
Universal Health Services, Inc. Class B	67,100	8,361
		114,496
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	929,200	70,108
Eli Lilly & Co.	160,100	50,182
Euroapi SASU (a)	5,313	77
Roche Holding AG (participation certificate)	52,080	17,748
Sanofi SA	122,200	13,037
UCB SA	64,200	5,663
Viatris, Inc.	1,785,900	21,913
		178,728
TOTAL HEALTH CARE		368,360
INDUSTRIALS - 11.8%
Aerospace & Defense - 5.4%
BWX Technologies, Inc.	202,700	10,378
General Dynamics Corp.	133,600	30,048
Huntington Ingalls Industries, Inc.	136,200	28,665
Northrop Grumman Corp.	59,300	27,751
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	585,890	41,012
Class C (a)(d)(e)	8,180	573
		138,427
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (a)	101,400	5,503
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	118,500	8,218
Jeld-Wen Holding, Inc. (a)	237,600	4,474
		12,692
Construction & Engineering - 0.6%
AECOM	118,500	8,277
Argan, Inc.	164,600	6,582
		14,859
Electrical Equipment - 0.4%
Sensata Technologies, Inc. PLC	206,900	9,937
Industrial Conglomerates - 2.3%
General Electric Co.	752,712	58,930
Machinery - 0.5%
Donaldson Co., Inc.	121,700	6,362
Pentair PLC	138,900	6,969
		13,331
Marine - 0.3%
Goodbulk Ltd. (a)(e)	959,290	6,496
Professional Services - 0.6%
Leidos Holdings, Inc.	92,700	9,687
Science Applications International Corp.	72,000	6,232
		15,919
Road & Rail - 1.0%
Hertz Global Holdings, Inc. (b)	226,900	4,554
Knight-Swift Transportation Holdings, Inc. Class A	327,386	15,924
XPO Logistics, Inc. (a)	104,800	5,601
		26,079
TOTAL INDUSTRIALS		302,173
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	663,000	29,868
Ericsson (B Shares)	1,170,800	9,508
		39,376
Electronic Equipment & Components - 0.6%
Keysight Technologies, Inc. (a)	106,600	15,521
IT Services - 2.6%
Akamai Technologies, Inc. (a)	117,200	11,842
Euronet Worldwide, Inc. (a)	58,700	7,112
Fidelity National Information Services, Inc.	113,800	11,892
Fiserv, Inc. (a)	1	0
Global Payments, Inc.	48,300	6,329
Visa, Inc. Class A	134,900	28,622
		65,797
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	82,500	13,893
Intel Corp.	466,200	20,709
Skyworks Solutions, Inc.	55,300	6,021
		40,623
TOTAL INFORMATION TECHNOLOGY		161,317
MATERIALS - 4.8%
Chemicals - 1.3%
Cabot Corp.	115,000	8,695
LG Chemical Ltd.	20,230	9,525
Nutrien Ltd.	154,120	15,062
		33,282
Containers & Packaging - 1.1%
Avery Dennison Corp.	54,900	9,474
O-I Glass, Inc. (a)	1,174,500	19,321
		28,795
Metals & Mining - 2.4%
Franco-Nevada Corp.	133,400	18,871
Freeport-McMoRan, Inc.	703,600	27,497
Newcrest Mining Ltd.	408,709	7,167
Novagold Resources, Inc. (a)	1,383,780	7,757
		61,292
TOTAL MATERIALS		123,369
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Cousins Properties, Inc.	186,288	6,436
Gaming & Leisure Properties	262,183	12,275
Healthcare Trust of America, Inc.	235,700	7,083
Orion Office (REIT), Inc.	10,680	142
Realty Income Corp. (b)	106,807	7,286
Simon Property Group, Inc.	74,100	8,496
Spirit Realty Capital, Inc.	260,560	10,941
VICI Properties, Inc.	428,600	13,222
		65,881
Real Estate Management & Development - 0.2%
WeWork, Inc. (a)(b)	673,800	4,912
TOTAL REAL ESTATE		70,793
UTILITIES - 3.2%
Electric Utilities - 2.2%
Duke Energy Corp.	230,300	25,913
FirstEnergy Corp.	219,500	9,430
Southern Co.	259,200	19,611
		54,954
Independent Power and Renewable Electricity Producers - 1.0%
The AES Corp.	591,800	13,043
Vistra Corp.	521,400	13,749
		26,792
TOTAL UTILITIES		81,746
TOTAL COMMON STOCKS (Cost $1,757,091)		2,445,793

Preferred Stocks - 2.5%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Bolt Threads, Inc.:
Series D(a)(d)(e)	390,327	6,741
Series E(d)(e)	522,488	9,023
		15,764
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bowery Farming, Inc. Series C1 (d)(e)	161,754	5,750

HEALTH CARE - 0.6%
Biotechnology - 0.6%
National Resilience, Inc. Series B (a)(d)(e)	243,347	14,795

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(d)(e)	7,570	5,299

Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (d)(e)	49,853	5,143

TOTAL INDUSTRIALS		10,442

TOTAL CONVERTIBLE PREFERRED STOCKS		46,751
Nonconvertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE (Germany)	211,000	17,282

TOTAL PREFERRED STOCKS (Cost $50,561)		64,033

Other - 0.1%
	Shares	Value ($) (000s)
Energy - Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $8,368)	8,367,654	2,751

Money Market Funds - 3.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (g)	44,390,327	44,399
Fidelity Securities Lending Cash Central Fund 0.82% (g)(h)	41,695,673	41,700
TOTAL MONEY MARKET FUNDS (Cost $86,099)		86,099

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $1,902,119)	2,598,676
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(41,240)
NET ASSETS - 100.0%	2,557,436

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,455,000 or 0.2% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,786,000 or 3.6% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,143
Bolt Threads, Inc. Series D	12/13/17	6,261
Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	9,224
Bowery Farming, Inc. Series C1	5/18/21	9,746
Butterfly Network, Inc.	2/12/21	5,572
National Resilience, Inc. Series B	12/01/20	3,324
Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	5,980
Space Exploration Technologies Corp. Class C	9/11/17	110
Space Exploration Technologies Corp. Series H	8/04/17	1,022
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 9/01/17	8,368

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	23,004	225,073	203,678	54	-	-	44,399	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	36,767	262,078	257,145	118	-	-	41,700	0.1%
Total	59,771	487,151	460,823	172	-	-	86,099

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	151,110	151,110	-	-
Consumer Discretionary	231,800	190,595	25,441	15,764
Consumer Staples	100,118	94,368	-	5,750
Energy	447,297	447,297	-	-
Financials	446,506	446,506	-	-
Health Care	383,155	350,612	17,748	14,795
Industrials	312,615	254,092	-	58,523
Information Technology	161,317	151,809	9,508	-
Materials	123,369	116,202	7,167	-
Real Estate	70,793	70,793	-	-
Utilities	81,746	81,746	-	-

Other	2,751	-	-	2,751

Money Market Funds	86,099	86,099	-	-
Total Investments in Securities:	2,598,676	2,441,229	59,864	97,583

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Industrials
Beginning Balance	$45,462
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	7,918
Cost of Purchases	5,143
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$58,523
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$7,918
Other Investments in Securities
Beginning Balance	$40,555
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,495)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$39,060
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$(1,495)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		May 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,655) - See accompanying schedule:	$2,512,577
Unaffiliated issuers (cost $1,816,020)
Fidelity Central Funds (cost $86,099)	86,099

Total Investment in Securities (cost $1,902,119)		$2,598,676
Restricted cash		118
Receivable for investments sold		544
Receivable for fund shares sold		448
Dividends receivable		5,191
Distributions receivable from Fidelity Central Funds		53
Other receivables		20
Total assets		2,605,050
Liabilities
Payable for investments purchased	$3,937
Payable for fund shares redeemed	942
Accrued management fee	675
Other affiliated payables	327
Other payables and accrued expenses	43
Collateral on securities loaned	41,690
Total Liabilities		47,614
Net Assets		$2,557,436
Net Assets consist of:
Paid in capital		$1,754,249
Total accumulated earnings (loss)		803,187
Net Assets		$2,557,436
Net Asset Value , offering price and redemption price per share ($2,557,436 ÷ 61,032 shares)		$41.90

Statement of Operations
Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$27,955
Income from Fidelity Central Funds (including $118 from security lending)		172
Total Income		28,127
Expenses
Management fee
Basic fee	$6,841
Performance adjustment	(2,622)
Transfer agent fees	1,598
Accounting fees	387
Custodian fees and expenses	20
Independent trustees' fees and expenses	5
Registration fees	18
Audit	99
Legal	2
Miscellaneous	4
Total expenses before reductions	6,352
Expense reductions	(39)
Total expenses after reductions		6,313
Net Investment income (loss)		21,814
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	96,296
Foreign currency transactions	(31)
Total net realized gain (loss)		96,265
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,966
Assets and liabilities in foreign currencies	(43)
Total change in net unrealized appreciation (depreciation)		25,923
Net gain (loss)		122,188
Net increase (decrease) in net assets resulting from operations		$144,002

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,814	$39,349
Net realized gain (loss)	96,265	178,290
Change in net unrealized appreciation (depreciation)	25,923	318,305
Net increase (decrease) in net assets resulting from operations	144,002	535,944
Distributions to shareholders	(209,958)	(190,997)
Share transactions
Proceeds from sales of shares	71,306	265,604
Reinvestment of distributions	199,038	181,627
Cost of shares redeemed	(276,708)	(493,222)
Net increase (decrease) in net assets resulting from share transactions	(6,364)	(45,991)
Total increase (decrease) in net assets	(72,320)	298,956

Net Assets
Beginning of period	2,629,756	2,330,800
End of period	$2,557,436	$2,629,756

Other Information
Shares
Sold	1,752	6,486
Issued in reinvestment of distributions	4,756	5,013
Redeemed	(6,715)	(11,970)
Net increase (decrease)	(207)	(471)

Fidelity® New Millennium Fund®

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$42.94	$37.77	$38.43	$40.52	$42.70	$37.56
Income from Investment Operations
Net investment income (loss) A,B	.35	.62	.54	.62	.43	.38
Net realized and unrealized gain (loss)	2.07	7.70	.45	3.11	.87	7.01
Total from investment operations	2.42	8.32	.99	3.73	1.30	7.39
Distributions from net investment income	(.85)	(.58)	(.36)	(.39)	(.36)	(.43)
Distributions from net realized gain	(2.60)	(2.56)	(1.29)	(5.43)	(3.12)	(1.82)
Total distributions	(3.46) C	(3.15) C	(1.65)	(5.82)	(3.48)	(2.25)
Net asset value, end of period	$41.90	$42.94	$37.77	$38.43	$40.52	$42.70
Total Return D,E	5.64%	23.56%	2.60%	12.82%	3.19%	20.69%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.49% H	.49%	.46%	.61%	.64%	.54%
Expenses net of fee waivers, if any	.48% H	.48%	.46%	.61%	.64%	.54%
Expenses net of all reductions	.48% H	.48%	.45%	.61%	.63%	.54%
Net investment income (loss)	1.67% H	1.46%	1.61%	1.72%	1.03%	.98%
Supplemental Data
Net assets, end of period (in millions)	$2,557	$2,630	$2,331	$2,991	$3,206	$3,288
Portfolio turnover rate I	10% H	19%	22%	34%	37%	31%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$ 94,832	Market approach	Transaction price	$60.80 - $700.00 / $120.47	Increase
			Premium rate	2.8%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	15.8 - 16.0 / 15.8	Increase
Other	$ 2,751	Discounted cash flow	Discount rate	11.5%	Decrease
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$846,899
Gross unrealized depreciation	(160,245)
Net unrealized appreciation (depreciation)	$686,654
Tax cost	$1,912,022
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.
As of period end, investments in Subsidiaries were as follows:
	$ Amount	% of Net Assets
Fidelity New Millennium Fund	2,869.11
The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity New Millennium Fund	132,395	354,377
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .32% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity New Millennium Fund	.03
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity New Millennium Fund	$5
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Millennium Fund	1,053	38,368	17,413
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity New Millennium Fund	$2
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity New Millennium Fund	$13	$11	$2,305
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $39.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022

Fidelity® New Millennium Fund®	.48%
Actual		$ 1,000	$ 1,056.40	$ 2.46
Hypothetical- B		$ 1,000	$ 1,022.54	$ 2.42

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Millennium Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

F idelity New Millennium Fund

The Board considered the fund's underperformance for different time periods ended December 31, 2021 (which periods are not reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in May 2021. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity New Millennium Fund

The Board considered that effective February 1, 2017, the fund's individual fund fee rate was reduced from 0.35% to 0.30%. The Board considered that the chart below reflects the fund's management rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation  of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704547.124
NMF-SANN-0722
Fidelity® Growth Strategies K6 Fund

Semi-Annual Report
May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Cadence Design Systems, Inc.	3.2
Fortinet, Inc.	2.9
Mettler-Toledo International, Inc.	2.7
Synopsys, Inc.	2.5
ResMed, Inc.	2.5
Entegris, Inc.	2.4
MSCI, Inc.	2.4
EPAM Systems, Inc.	2.1
onsemi	2.1
West Pharmaceutical Services, Inc.	2.1
24.9

Market Sectors (% of Fund's net assets)

Information Technology	31.2
Health Care	16.7
Consumer Discretionary	15.7
Industrials	15.1
Financials	8.6
Energy	3.5
Materials	3.0
Consumer Staples	2.4
Real Estate	0.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.4%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.5%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 15.7%
Distributors - 1.7%
LKQ Corp.	4,127	212,087
Pool Corp.	5,199	2,072,425
		2,284,512
Hotels, Restaurants & Leisure - 6.7%
Chipotle Mexican Grill, Inc. (a)	1,000	1,402,550
Churchill Downs, Inc.	6,927	1,402,233
Domino's Pizza, Inc.	2,445	887,951
Expedia, Inc. (a)	14,900	1,927,017
Hilton Worldwide Holdings, Inc.	15,300	2,155,158
Wyndham Hotels & Resorts, Inc.	12,400	993,612
		8,768,521
Household Durables - 1.4%
NVR, Inc. (a)	102	453,963
Tempur Sealy International, Inc.	54,653	1,441,200
		1,895,163
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	9,200	447,764
Multiline Retail - 0.5%
Dollar General Corp.	3,259	718,088
Specialty Retail - 5.0%
AutoZone, Inc. (a)	1,200	2,471,580
Five Below, Inc. (a)	3,600	470,124
O'Reilly Automotive, Inc. (a)	2,650	1,688,501
Tractor Supply Co.	8,660	1,622,538
Williams-Sonoma, Inc.	2,026	259,166
		6,511,909
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (a)	300	80,568
TOTAL CONSUMER DISCRETIONARY		20,706,525
CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	10,197	674,226
Food Products - 1.7%
Bunge Ltd.	7,847	928,457
Darling Ingredients, Inc. (a)	16,702	1,337,329
		2,265,786
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	1,020	259,743
TOTAL CONSUMER STAPLES		3,199,755
ENERGY - 3.5%
Energy Equipment & Services - 1.0%
Halliburton Co.	31,500	1,275,750
Oil, Gas & Consumable Fuels - 2.5%
Coterra Energy, Inc.	7,610	261,251
Occidental Petroleum Corp.	17,400	1,205,994
PDC Energy, Inc.	23,804	1,883,849
		3,351,094
TOTAL ENERGY		4,626,844
FINANCIALS - 8.6%
Capital Markets - 6.9%
Ameriprise Financial, Inc.	6,100	1,685,247
LPL Financial	3,770	739,636
MarketAxess Holdings, Inc.	3,300	929,544
Moody's Corp.	1,325	399,580
MSCI, Inc.	7,000	3,096,450
Nordnet AB	18,881	307,016
Raymond James Financial, Inc.	13,100	1,290,219
S&P Global, Inc.	1,325	463,061
Tradeweb Markets, Inc. Class A	1,736	117,371
		9,028,124
Consumer Finance - 0.8%
Discover Financial Services	9,800	1,112,202
Insurance - 0.9%
Arthur J. Gallagher & Co.	7,000	1,133,580
TOTAL FINANCIALS		11,273,906
HEALTH CARE - 16.7%
Biotechnology - 0.9%
Horizon Therapeutics PLC (a)	13,745	1,232,789
Health Care Equipment & Supplies - 4.7%
DexCom, Inc. (a)	6,623	1,973,257
Edwards Lifesciences Corp. (a)	4,276	431,235
Intuitive Surgical, Inc. (a)	916	208,518
Masimo Corp. (a)	2,000	280,860
ResMed, Inc.	16,302	3,316,805
		6,210,675
Health Care Providers & Services - 2.8%
Laboratory Corp. of America Holdings	3,160	779,635
McKesson Corp.	4,400	1,446,236
Tenet Healthcare Corp. (a)	21,599	1,397,671
		3,623,542
Health Care Technology - 1.5%
Doximity, Inc. (b)	14,416	504,416
Veeva Systems, Inc. Class A (a)	8,500	1,447,210
		1,951,626
Life Sciences Tools & Services - 6.8%
Charles River Laboratories International, Inc. (a)	10,085	2,360,697
Mettler-Toledo International, Inc. (a)	2,752	3,539,402
Waters Corp. (a)	963	315,816
West Pharmaceutical Services, Inc.	8,666	2,689,753
		8,905,668
TOTAL HEALTH CARE		21,924,300
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (a)	2,348	1,421,409
Building Products - 3.2%
Builders FirstSource, Inc. (a)	20,400	1,327,836
Carlisle Companies, Inc.	5,600	1,424,808
Carrier Global Corp.	36,285	1,426,363
		4,179,007
Commercial Services & Supplies - 3.5%
Cintas Corp.	5,810	2,314,297
Copart, Inc. (a)	18,563	2,126,020
Tetra Tech, Inc.	1,123	151,571
		4,591,888
Construction & Engineering - 0.9%
Quanta Services, Inc.	9,369	1,114,911
Electrical Equipment - 2.0%
AMETEK, Inc.	7,858	954,511
Atkore, Inc. (a)	10,089	1,098,894
Generac Holdings, Inc. (a)	2,300	568,284
		2,621,689
Machinery - 2.0%
Cummins, Inc.	296	61,900
IDEX Corp.	3,869	741,107
Otis Worldwide Corp.	10,813	804,487
Toro Co.	13,141	1,084,001
		2,691,495
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp. Class A	4,079	350,223
CoStar Group, Inc. (a)	8,148	496,539
		846,762
Road & Rail - 1.8%
Old Dominion Freight Lines, Inc.	9,171	2,368,319
TOTAL INDUSTRIALS		19,835,480
INFORMATION TECHNOLOGY - 31.2%
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	22,522	1,595,909
Keysight Technologies, Inc. (a)	8,188	1,192,173
Zebra Technologies Corp. Class A (a)	3,600	1,217,484
		4,005,566
IT Services - 2.1%
Adyen BV (a)(c)	7	10,841
EPAM Systems, Inc. (a)	8,255	2,794,483
		2,805,324
Semiconductors & Semiconductor Equipment - 8.6%
ASM International NV (Netherlands)	409	127,048
Broadcom, Inc.	611	354,459
Entegris, Inc.	28,235	3,132,956
KLA Corp.	6,114	2,230,693
Lam Research Corp.	714	371,301
Marvell Technology, Inc.	7,419	438,834
Monolithic Power Systems, Inc.	200	90,078
NXP Semiconductors NV	2,900	550,304
onsemi (a)	44,900	2,724,532
SolarEdge Technologies, Inc. (a)	4,680	1,276,657
		11,296,862
Software - 17.4%
Adobe, Inc. (a)	715	297,783
ANSYS, Inc. (a)	5,602	1,458,537
Atlassian Corp. PLC (a)	2,041	361,910
Cadence Design Systems, Inc. (a)	27,300	4,196,828
Citrix Systems, Inc.	8,800	886,072
Datadog, Inc. Class A (a)	12,800	1,220,992
Fortinet, Inc. (a)	13,144	3,866,176
HubSpot, Inc. (a)	2,700	911,763
Intuit, Inc.	913	378,402
Palo Alto Networks, Inc. (a)	2,700	1,357,506
Paycom Software, Inc. (a)	5,300	1,507,002
Qualtrics International, Inc. (a)	28,420	403,564
Roper Technologies, Inc.	919	406,602
Synopsys, Inc. (a)	10,394	3,317,765
The Trade Desk, Inc. (a)	44,000	2,290,200
		22,861,102
TOTAL INFORMATION TECHNOLOGY		40,968,854
MATERIALS - 3.0%
Chemicals - 1.0%
LyondellBasell Industries NV Class A	9,500	1,085,375
Sherwin-Williams Co.	1,123	301,009
		1,386,384
Metals & Mining - 1.4%
Steel Dynamics, Inc.	21,085	1,800,237
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	11,860	819,052
TOTAL MATERIALS		4,005,673
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
SBA Communications Corp. Class A	1,018	342,669
TOTAL COMMON STOCKS (Cost $90,466,542)		126,884,006

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (d)	4,345,155	4,346,024
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e)	521,948	522,000
TOTAL MONEY MARKET FUNDS (Cost $4,868,024)		4,868,024

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $95,334,566)	131,752,030
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(224,883)
NET ASSETS - 100.0%	131,527,147

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,841 or 0.0% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	2,812,135	39,903,773	38,369,884	4,138	-	-	4,346,024	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	-	6,443,628	5,921,628	176	-	-	522,000	0.0%
Total	2,812,135	46,347,401	44,291,512	4,314	-	-	4,868,024

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	20,706,525	20,706,525	-	-
Consumer Staples	3,199,755	3,199,755	-	-
Energy	4,626,844	4,626,844	-	-
Financials	11,273,906	11,273,906	-	-
Health Care	21,924,300	21,924,300	-	-
Industrials	19,835,480	19,835,480	-	-
Information Technology	40,968,854	40,958,013	10,841	-
Materials	4,005,673	4,005,673	-	-
Real Estate	342,669	342,669	-	-

Money Market Funds	4,868,024	4,868,024	-	-
Total Investments in Securities:	131,752,030	131,741,189	10,841	-

Financial Statements
Statement of Assets and Liabilities
		May 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $503,856) - See accompanying schedule:	$126,884,006
Unaffiliated issuers (cost $90,466,542)
Fidelity Central Funds (cost $4,868,024)	4,868,024

Total Investment in Securities (cost $95,334,566)		$131,752,030
Receivable for investments sold		749,373
Receivable for fund shares sold		92,568
Dividends receivable		63,538
Distributions receivable from Fidelity Central Funds		2,101
Other receivables		1,065
Total assets		132,660,675
Liabilities
Payable for investments purchased	$382,392
Payable for fund shares redeemed	181,185
Accrued management fee	47,951
Collateral on securities loaned	522,000
Total Liabilities		1,133,528
Net Assets		$131,527,147
Net Assets consist of:
Paid in capital		$100,546,675
Total accumulated earnings (loss)		30,980,472
Net Assets		$131,527,147
Net Asset Value , offering price and redemption price per share ($131,527,147 ÷ 10,404,495 shares)		$12.64

Statement of Operations
		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$356,828
Income from Fidelity Central Funds (including $176 from security lending)		4,314
Total Income		361,142
Expenses
Management fee	$325,502
Independent trustees' fees and expenses	258
Total expenses before reductions	325,760
Expense reductions	(2)
Total expenses after reductions		325,758
Net Investment income (loss)		35,384
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,447,059)
Foreign currency transactions	2
Total net realized gain (loss)		(5,447,057)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(33,887,825)
Assets and liabilities in foreign currencies	(78)
Total change in net unrealized appreciation (depreciation)		(33,887,903)
Net gain (loss)		(39,334,960)
Net increase (decrease) in net assets resulting from operations		$(39,299,576)

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,384	$(84,269)
Net realized gain (loss)	(5,447,057)	34,883,614
Change in net unrealized appreciation (depreciation)	(33,887,903)	1,007,412
Net increase (decrease) in net assets resulting from operations	(39,299,576)	35,806,757
Distributions to shareholders	(34,673,946)	(4,603,993)
Share transactions
Proceeds from sales of shares	26,630,189	23,657,289
Reinvestment of distributions	34,673,946	4,603,993
Cost of shares redeemed	(13,171,376)	(84,288,088)
Net increase (decrease) in net assets resulting from share transactions	48,132,759	(56,026,806)
Total increase (decrease) in net assets	(25,840,763)	(24,824,042)

Net Assets
Beginning of period	157,367,910	182,191,952
End of period	$131,527,147	$157,367,910

Other Information
Shares
Sold	1,697,870	1,254,833
Issued in reinvestment of distributions	2,051,713	265,973
Redeemed	(876,153)	(4,670,567)
Net increase (decrease)	2,873,430	(3,149,761)

Fidelity® Growth Strategies K6 Fund

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017 A
Selected Per-Share Data
Net asset value, beginning of period	$20.90	$17.06	$13.69	$11.21	$10.95	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	(.01)	.04 E	.06 F	.09 G	.04
Net realized and unrealized gain (loss)	(3.86)	4.29	3.40	2.51	.20	.91
Total from investment operations	(3.86)	4.28	3.44	2.57	.29	.95
Distributions from net investment income	-	(.02)	(.07)	(.09)	(.03)	-
Distributions from net realized gain	(4.40)	(.42)	-	-	-	-
Total distributions	(4.40)	(.44)	(.07)	(.09)	(.03)	-
Net asset value, end of period	$12.64	$20.90	$17.06	$13.69	$11.21	$10.95
Total Return H,I	(23.77)%	25.64%	25.24%	23.18%	2.68%	9.50%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.45% L	.45%	.45%	.45%	.45%	.45% L
Expenses net of fee waivers, if any	.45% L	.45%	.45%	.45%	.45%	.45% L
Expenses net of all reductions	.45% L	.45%	.45%	.45%	.45%	.45% L
Net investment income (loss)	.05% L	(.06)%	.25% E	.49% F	.76% G	.81% L
Supplemental Data
Net assets, end of period (000 omitted)	$131,527	$157,368	$182,192	$165,691	$132,993	$80,512
Portfolio turnover rate M	65% L,N	51%	73%	66% N	51% N	56% L,N

A For the period May 25, 2017 (commencement of operations) through November 30, 2017.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .39%.

G Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2022

1. Organization.
Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$41,493,078
Gross unrealized depreciation	(5,092,459)
Net unrealized appreciation (depreciation)	$36,400,619
Tax cost	$95,351,411
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Growth Strategies K6 Fund	54,564,010	46,100,596
Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity Growth Strategies K6 Fund	194,488	2,722,836
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Growth Strategies K6 Fund	$613
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies K6 Fund	1,694,301	801,784	(96,734)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Strategies K6 Fund	$18	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022

Fidelity® Growth Strategies K6 Fund	.45%
Actual		$ 1,000	$ 762.30	$ 1.98
Hypothetical- B		$ 1,000	$ 1,022.69	$ 2.27

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Strategies K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Growth Strategies K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9883994.105
FEGK6-SANN-0722
Fidelity® Growth Strategies Fund

Semi-Annual Report
May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Cadence Design Systems, Inc.	3.2
Fortinet, Inc.	3.0
Mettler-Toledo International, Inc.	2.8
ResMed, Inc.	2.6
Synopsys, Inc.	2.5
Entegris, Inc.	2.5
MSCI, Inc.	2.3
EPAM Systems, Inc.	2.1
West Pharmaceutical Services, Inc.	2.1
onsemi	2.1
25.2

Market Sectors (% of Fund's net assets)

Information Technology	31.3
Health Care	16.8
Consumer Discretionary	15.4
Industrials	15.3
Financials	8.6
Energy	3.5
Materials	3.1
Consumer Staples	2.5
Real Estate	0.2

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.5%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 15.4%
Distributors - 1.7%
LKQ Corp.	71,573	3,678
Pool Corp. (a)	105,000	41,855
		45,533
Hotels, Restaurants & Leisure - 6.6%
Chipotle Mexican Grill, Inc. (b)	18,800	26,368
Churchill Downs, Inc.	139,073	28,153
Domino's Pizza, Inc.	49,455	17,961
Expedia, Inc. (b)	295,000	38,152
Hilton Worldwide Holdings, Inc.	305,800	43,075
Wyndham Hotels & Resorts, Inc.	248,000	19,872
		173,581
Household Durables - 1.3%
NVR, Inc. (b)	1,648	7,335
Tempur Sealy International, Inc.	1,041,519	27,465
		34,800
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	183,000	8,907
Multiline Retail - 0.6%
Dollar General Corp.	64,941	14,309
Specialty Retail - 4.8%
AutoZone, Inc. (b)	23,500	48,402
Five Below, Inc. (b)	70,000	9,141
O'Reilly Automotive, Inc. (b)	52,000	33,133
Tractor Supply Co.	171,034	32,045
Williams-Sonoma, Inc.	28,974	3,706
		126,427
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp. (b)	4,891	1,314
TOTAL CONSUMER DISCRETIONARY		404,871
CONSUMER STAPLES - 2.5%
Beverages - 0.6%
Brown-Forman Corp. Class B (non-vtg.)	214,803	14,203
Food Products - 1.7%
Bunge Ltd. (a)	160,853	19,032
Darling Ingredients, Inc. (b)	329,298	26,367
		45,399
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,680	5,521
TOTAL CONSUMER STAPLES		65,123
ENERGY - 3.5%
Energy Equipment & Services - 1.0%
Halliburton Co.	627,000	25,394
Oil, Gas & Consumable Fuels - 2.5%
Coterra Energy, Inc.	135,500	4,652
Occidental Petroleum Corp. (a)	344,300	23,863
PDC Energy, Inc.	476,127	37,681
		66,196
TOTAL ENERGY		91,590
FINANCIALS - 8.6%
Capital Markets - 6.9%
Ameriprise Financial, Inc.	120,700	33,346
LPL Financial	75,930	14,897
MarketAxess Holdings, Inc.	66,000	18,591
Moody's Corp.	27,375	8,255
MSCI, Inc.	140,000	61,929
Nordnet AB	415,619	6,758
Raymond James Financial, Inc.	262,900	25,893
S&P Global, Inc.	27,175	9,497
Tradeweb Markets, Inc. Class A	38,864	2,628
		181,794
Consumer Finance - 0.9%
Discover Financial Services	204,097	23,163
Insurance - 0.8%
Arthur J. Gallagher & Co.	137,700	22,299
TOTAL FINANCIALS		227,256
HEALTH CARE - 16.8%
Biotechnology - 0.9%
Horizon Therapeutics PLC (b)	267,755	24,015
Health Care Equipment & Supplies - 4.8%
DexCom, Inc. (b)	134,108	39,956
Edwards Lifesciences Corp. (b)	82,924	8,363
Intuitive Surgical, Inc. (b)	17,984	4,094
Masimo Corp. (b)	40,000	5,617
ResMed, Inc.	329,698	67,080
		125,110
Health Care Providers & Services - 2.7%
Laboratory Corp. of America Holdings	64,940	16,022
McKesson Corp.	87,100	28,629
Tenet Healthcare Corp. (b)	429,000	27,761
		72,412
Health Care Technology - 1.5%
Doximity, Inc. (a)	282,236	9,875
Veeva Systems, Inc. Class A (b)	168,000	28,604
		38,479
Life Sciences Tools & Services - 6.9%
Charles River Laboratories International, Inc. (b)	201,615	47,194
Mettler-Toledo International, Inc. (b)	56,948	73,242
Waters Corp. (b)	19,182	6,291
West Pharmaceutical Services, Inc.	176,000	54,627
		181,354
TOTAL HEALTH CARE		441,370
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (b)	47,000	28,452
Building Products - 3.1%
Builders FirstSource, Inc. (b)	397,600	25,880
Carlisle Companies, Inc.	108,900	27,707
Carrier Global Corp.	720,000	28,303
		81,890
Commercial Services & Supplies - 3.7%
Cintas Corp.	119,890	47,756
Copart, Inc. (b)	396,261	45,384
Tetra Tech, Inc.	24,977	3,371
		96,511
Construction & Engineering - 0.9%
Quanta Services, Inc.	189,826	22,589
Electrical Equipment - 2.1%
AMETEK, Inc.	172,042	20,898
Atkore, Inc. (b)	206,271	22,467
Generac Holdings, Inc. (b)	45,900	11,341
		54,706
Machinery - 2.0%
Cummins, Inc.	4,666	976
IDEX Corp.	74,931	14,353
Otis Worldwide Corp.	212,787	15,831
Toro Co.	263,259	21,716
		52,876
Professional Services - 0.6%
Booz Allen Hamilton Holding Corp. Class A	85,921	7,377
CoStar Group, Inc. (b)	161,647	9,851
		17,228
Road & Rail - 1.8%
Old Dominion Freight Lines, Inc.	183,000	47,258
TOTAL INDUSTRIALS		401,510
INFORMATION TECHNOLOGY - 31.3%
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	460,778	32,651
Keysight Technologies, Inc. (b)	165,000	24,024
Zebra Technologies Corp. Class A (b)	72,000	24,350
		81,025
IT Services - 2.2%
Adyen BV (b)(c)	1,393	2,157
EPAM Systems, Inc. (b)	165,000	55,856
		58,013
Semiconductors & Semiconductor Equipment - 8.6%
ASM International NV (Netherlands)	9,297	2,888
Broadcom, Inc.	12,089	7,013
Entegris, Inc.	583,465	64,741
KLA Corp.	123,886	45,200
Lam Research Corp.	15,586	8,105
Marvell Technology, Inc.	129,881	7,682
Monolithic Power Systems, Inc.	1,700	766
NXP Semiconductors NV	58,100	11,025
onsemi (b)	891,200	54,078
SolarEdge Technologies, Inc. (b)	90,000	24,551
		226,049
Software - 17.4%
Adobe, Inc. (b)	15,000	6,247
ANSYS, Inc. (b)	110,953	28,888
Atlassian Corp. PLC (b)	44,659	7,919
Cadence Design Systems, Inc. (b)	546,000	83,933
Citrix Systems, Inc.	160,500	16,161
Datadog, Inc. Class A (b)	253,200	24,153
Fortinet, Inc. (b)	266,556	78,405
HubSpot, Inc. (b)	53,000	17,898
Intuit, Inc.	19,982	8,282
Palo Alto Networks, Inc. (b)	54,000	27,150
Paycom Software, Inc. (b)	105,600	30,026
Qualtrics International, Inc. (b)	575,609	8,174
Roper Technologies, Inc.	19,682	8,708
Synopsys, Inc. (b)	208,200	66,457
The Trade Desk, Inc. (b)	881,572	45,886
		458,287
TOTAL INFORMATION TECHNOLOGY		823,374
MATERIALS - 3.1%
Chemicals - 1.1%
LyondellBasell Industries NV Class A	189,826	21,688
Sherwin-Williams Co.	25,477	6,829
		28,517
Metals & Mining - 1.4%
Steel Dynamics, Inc.	420,430	35,896
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp. (a)	228,145	15,756
TOTAL MATERIALS		80,169
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp. Class A	19,482	6,558
TOTAL COMMON STOCKS (Cost $1,655,567)		2,541,821

Money Market Funds - 5.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (d)	82,378,207	82,395
Fidelity Securities Lending Cash Central Fund 0.82% (d)(e)	61,003,287	61,009
TOTAL MONEY MARKET FUNDS (Cost $143,402)		143,404

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $1,798,969)	2,685,225
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(56,976)
NET ASSETS - 100.0%	2,628,249

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,157,000 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	59,492	633,233	610,330	70	-	-	82,395	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	14,439	521,879	475,309	12	-	-	61,009	0.2%
Total	73,931	1,155,112	1,085,639	82	-	-	143,404

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	404,871	404,871	-	-
Consumer Staples	65,123	65,123	-	-
Energy	91,590	91,590	-	-
Financials	227,256	227,256	-	-
Health Care	441,370	441,370	-	-
Industrials	401,510	401,510	-	-
Information Technology	823,374	821,217	2,157	-
Materials	80,169	80,169	-	-
Real Estate	6,558	6,558	-	-

Money Market Funds	143,404	143,404	-	-
Total Investments in Securities:	2,685,225	2,683,068	2,157	-

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,645) - See accompanying schedule:	$2,541,821
Unaffiliated issuers (cost $1,655,567)
Fidelity Central Funds (cost $143,402)	143,404

Total Investment in Securities (cost $1,798,969)		$2,685,225
Receivable for investments sold		12,391
Receivable for fund shares sold		772
Dividends receivable		1,279
Distributions receivable from Fidelity Central Funds		40
Prepaid expenses		1
Other receivables		37
Total assets		2,699,745
Liabilities
Payable for investments purchased	$7,424
Payable for fund shares redeemed	1,135
Accrued management fee	1,461
Other affiliated payables	421
Other payables and accrued expenses	47
Collateral on securities loaned	61,008
Total Liabilities		71,496
Net Assets		$2,628,249
Net Assets consist of:
Paid in capital		$1,824,853
Total accumulated earnings (loss)		803,396
Net Assets		$2,628,249

Net Asset Value and Maximum Offering Price
Growth Strategies :
Net Asset Value , offering price and redemption price per share ($2,446,208 ÷ 51,579 shares)		$47.43
Class K :
Net Asset Value , offering price and redemption price per share ($182,041 ÷ 3,793 shares) (a)		$48.00
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$7,539
Income from Fidelity Central Funds (including $12 from security lending)		82
Total Income		7,621
Expenses
Management fee
Basic fee	$8,031
Performance adjustment	1,944
Transfer agent fees	2,218
Accounting fees	448
Custodian fees and expenses	16
Independent trustees' fees and expenses	6
Registration fees	46
Audit	29
Legal	2
Miscellaneous	5
Total expenses before reductions	12,745
Expense reductions	(49)
Total expenses after reductions		12,696
Net Investment income (loss)		(5,075)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(69,588)
Foreign currency transactions	(1)
Total net realized gain (loss)		(69,589)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(778,413)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(778,415)
Net gain (loss)		(848,004)
Net increase (decrease) in net assets resulting from operations		$(853,079)

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,075)	$(7,595)
Net realized gain (loss)	(69,589)	458,725
Change in net unrealized appreciation (depreciation)	(778,415)	305,051
Net increase (decrease) in net assets resulting from operations	(853,079)	756,181
Distributions to shareholders	(458,304)	(254,989)
Share transactions - net increase (decrease)	307,372	(115,670)
Total increase (decrease) in net assets	(1,004,011)	385,522

Net Assets
Beginning of period	3,632,260	3,246,738
End of period	$2,628,249	$3,632,260

Fidelity® Growth Strategies Fund

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$71.14	$61.57	$50.98	$41.90	$40.96	$33.87
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.15)	.04 C	.30	.25 D	.16 E
Net realized and unrealized gain (loss)	(14.63)	14.72	12.31	9.13	.87	7.13
Total from investment operations	(14.72)	14.57	12.35	9.43	1.12	7.29
Distributions from net investment income	-	-	(.22)	(.28)	(.16)	(.18)
Distributions from net realized gain	(8.99)	(5.00)	(1.55)	(.06)	(.02)	(.02)
Total distributions	(8.99)	(5.00)	(1.76) F	(.35) F	(.18)	(.20)
Redemption fees added to paid in capital A	-	-	-	-	-	- G
Net asset value, end of period	$47.43	$71.14	$61.57	$50.98	$41.90	$40.96
Total Return H,I	(23.90)%	25.31%	25.02%	22.76%	2.74%	21.63%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.84% L	.63%	.63%	.56%	.59%	.78%
Expenses net of fee waivers, if any	.84% L	.63%	.63%	.56%	.59%	.78%
Expenses net of all reductions	.84% L	.63%	.63%	.55%	.59%	.78%
Net investment income (loss)	(.34)% L	(.23)%	.07% C	.67%	.59% D	.43% E
Supplemental Data
Net assets, end of period (in millions)	$2,446	$3,381	$3,011	$2,860	$2,349	$2,455
Portfolio turnover rate M	60% L,N	49%	67%	66% N	43% N	73% N

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .38%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .27%.

F Total distributions per share do not sum due to rounding.

G Amount represents less than $.005 per share.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017
Selected Per-Share Data
Net asset value, beginning of period	$71.85	$62.08	$51.38	$42.23	$41.29	$34.14
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.08)	.10 C	.36	.31 D	.21 E
Net realized and unrealized gain (loss)	(14.80)	14.85	12.42	9.20	.86	7.19
Total from investment operations	(14.86)	14.77	12.52	9.56	1.17	7.40
Distributions from net investment income	-	-	(.27)	(.34)	(.21)	(.23)
Distributions from net realized gain	(8.99)	(5.00)	(1.55)	(.06)	(.02)	(.02)
Total distributions	(8.99)	(5.00)	(1.82)	(.41) F	(.23)	(.25)
Redemption fees added to paid in capital A	-	-	-	-	-	- G
Net asset value, end of period	$48.00	$71.85	$62.08	$51.38	$42.23	$41.29
Total Return H,I	(23.85)%	25.44%	25.17%	22.94%	2.84%	21.81%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.73% L	.52%	.52%	.43%	.46%	.63%
Expenses net of fee waivers, if any	.72% L	.52%	.52%	.43%	.46%	.63%
Expenses net of all reductions	.72% L	.52%	.51%	.43%	.46%	.63%
Net investment income (loss)	(.23)% L	(.13)%	.19% C	.79%	.72% D	.57% E
Supplemental Data
Net assets, end of period (in millions)	$182	$251	$236	$236	$205	$272
Portfolio turnover rate M	60% L,N	49%	67%	66% N	43% N	73% N

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .51%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.

F Total distributions per share do not sum due to rounding.

G Amount represents less than $.005 per share.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

N Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
Fidelity Growth Strategies Fund	$15
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses and losses deferred due to wash sales and excise tax regulations.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$960,211
Gross unrealized depreciation	(74,015)
Net unrealized appreciation (depreciation)	$886,196
Tax cost	$1,799,029
The Fund elected to defer to its next fiscal year approximately $8,054 of ordinary losses recognized during the period January 1, 2021 to November 30, 2021.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Growth Strategies Fund	919,652	1,075,818
Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Strategies Fund	343	14,540	23,513	Growth Strategies, Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Growth Strategies	$2,176.15
Class K	42.04
	$2,218
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Growth Strategies Fund	.03
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Growth Strategies Fund	$13
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Strategies Fund	33,489	28,559	(2,791)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Growth Strategies Fund	$3
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Strategies Fund	$1	$- A	$-
A Amount represents less than five hundred dollars.
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $49.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Growth Strategies Fund
Distributions to shareholders
Growth Strategies	$426,994	$236,172
Class K	31,310	18,817
Total	$458,304	$254,989
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Growth Strategies Fund
Growth Strategies
Shares sold	2,433	3,959	$143,737	$259,220
Reinvestment of distributions	6,391	3,814	406,035	225,526
Shares redeemed	(4,769)	(9,146)	(263,891)	(581,726)
Net increase (decrease)	4,055	(1,373)	$285,881	$(96,980)
Class K
Shares sold	279	525	$16,271	$34,729
Reinvestment of distributions	487	315	31,310	18,817
Shares redeemed	(472)	(1,145)	(26,090)	(72,236)
Net increase (decrease)	294	(305)	$21,491	$(18,690)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022
Fidelity® Growth Strategies Fund
Growth Strategies Fund	.84%
Actual		$ 1,000	$ 761.00	$ 3.69
Hypothetical- B		$ 1,000	$ 1,020.74	$ 4.23
Class K	.72%
Actual		$ 1,000	$ 761.50	$ 3.16
Hypothetical- B		$ 1,000	$ 1,021.34	$ 3.63

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Strategies Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Growth Strategies Fund

The Board considered that effective February 1, 2017, the fund's individual fund fee rate was reduced from 0.35% to 0.30%. The Board considered that the chart below reflects the fund's lower management fee rate for 2016, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704532.124
FEG-SANN-0722
Fidelity® Growth Company K6 Fund

Semi-Annual Report
May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	8.9
NVIDIA Corp.	7.8
Microsoft Corp.	5.9
Amazon.com, Inc.	5.3
Alphabet, Inc. Class A	3.9
lululemon athletica, Inc.	3.4
Tesla, Inc.	2.3
Salesforce.com, Inc.	2.0
Alphabet, Inc. Class C	1.7
Meta Platforms, Inc. Class A	1.6
42.8

Market Sectors (% of Fund's net assets)

Information Technology	38.4
Consumer Discretionary	19.8
Health Care	12.4
Communication Services	9.0
Industrials	6.0
Consumer Staples	5.2
Energy	3.7
Materials	2.3
Financials	1.9
Real Estate	0.5
Utilities	0.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 6%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd.	72,753	851,938
Starry Group Holdings, Inc. (a)	544,953	4,840,545
Starry, Inc.	793,836	6,680,130
Verizon Communications, Inc.	9,147	469,150
		12,841,763
Entertainment - 0.9%
Live Nation Entertainment, Inc. (b)	52,303	4,971,400
Netflix, Inc. (b)	194,961	38,493,100
Roblox Corp. (b)(c)	297,687	8,912,749
Roku, Inc. Class A (b)	388,748	36,892,185
The Walt Disney Co. (b)	46,768	5,165,058
		94,434,492
Interactive Media & Services - 7.4%
Alphabet, Inc.:
Class A (b)	182,320	414,821,757
Class C (b)	79,353	180,986,735
IAC (b)	13,205	1,126,387
Kuaishou Technology Class B (b)(d)	121,962	1,181,200
Match Group, Inc. (b)	504	39,705
Meta Platforms, Inc. Class A (b)	848,589	164,320,774
Snap, Inc. Class A (b)	393,055	5,546,006
Taboola.com Ltd. (b)	93,092	301,618
Twitter, Inc. (b)	52,000	2,059,200
Vimeo, Inc. (b)	1,270,627	11,041,749
		781,425,131
Media - 0.0%
Comcast Corp. Class A	125,048	5,537,125
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (b)	452,229	60,277,603
TOTAL COMMUNICATION SERVICES		954,516,114
CONSUMER DISCRETIONARY - 19.6%
Automobiles - 2.8%
Rad Power Bikes, Inc. (a)(b)(e)	171,416	949,645
Rivian Automotive, Inc. (d)	156,725	4,921,165
Rivian Automotive, Inc. (c)	1,310,602	41,152,903
Tesla, Inc. (b)	318,072	241,181,275
XPeng, Inc. ADR (b)	265,523	6,239,791
		294,444,779
Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. Class A (b)	30,181	3,647,977
Booking Holdings, Inc. (b)	29,515	66,218,673
Chipotle Mexican Grill, Inc. (b)	11,023	15,460,309
Dutch Bros, Inc. (c)	51,891	1,948,507
Expedia, Inc. (b)	135,498	17,523,956
F45 Training Holdings, Inc.	207,474	1,319,535
Hyatt Hotels Corp. Class A (b)	41,626	3,679,322
Marriott International, Inc. Class A	359,984	61,766,055
McDonald's Corp.	779	196,472
Penn National Gaming, Inc. (b)	654,366	20,913,537
Shake Shack, Inc. Class A (b)(c)	16,622	808,660
Sonder Holdings, Inc. (b)	515,046	1,158,854
Sonder Holdings, Inc.	247,433	528,888
Sonder Holdings, Inc.:
rights (b)(e)	5,104	4,440
rights (b)(e)	5,104	3,981
rights (b)(e)	5,104	3,573
rights (b)(e)	5,104	3,267
rights (b)(e)	5,103	2,960
rights (b)(e)	5,102	2,755
Starbucks Corp.	261,271	20,509,774
Sweetgreen, Inc. Class A	163,837	2,994,940
Yum China Holdings, Inc. (c)	162,299	7,378,113
		226,074,548
Household Durables - 0.3%
Lennar Corp. Class A	341,386	27,396,227
PulteGroup, Inc.	51,818	2,345,283
Purple Innovation, Inc. (b)(c)	909,420	4,710,796
Vizio Holding Corp. (b)	144,993	1,286,088
		35,738,394
Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc. (b)	235,327	565,770,820
Etsy, Inc. (b)	28,874	2,342,259
JD.com, Inc. sponsored ADR	43,081	2,417,706
Lyft, Inc. (b)	280,889	4,966,118
Ozon Holdings PLC ADR (b)(c)(e)	6,381	13,404
Pinduoduo, Inc. ADR (b)	39,907	2,009,317
Revolve Group, Inc. (b)(c)	500,986	14,718,969
RumbleON, Inc. Class B (b)(c)	90,444	1,438,964
The RealReal, Inc. (b)	13,258	43,486
thredUP, Inc. (b)(c)	399,827	1,671,277
Uber Technologies, Inc. (b)	1,108,129	25,708,593
Wayfair LLC Class A (b)(c)	852,037	50,602,477
Zomato Ltd. (a)(b)	4,462,200	4,078,044
		675,781,434
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (b)(c)	82,304	1,148,964
Multiline Retail - 0.5%
Dollar General Corp.	45,333	9,988,673
Dollar Tree, Inc. (b)	68,001	10,902,600
Ollie's Bargain Outlet Holdings, Inc. (b)	459,496	21,582,527
Target Corp.	25,579	4,140,729
		46,614,529
Specialty Retail - 2.4%
Carvana Co. Class A (b)(c)	42,400	1,248,256
Fanatics, Inc. Class A (a)(e)	192,713	13,073,650
Five Below, Inc. (b)	63,523	8,295,469
Floor & Decor Holdings, Inc. Class A (b)	117,950	8,898,148
Lowe's Companies, Inc.	326,927	63,848,843
RH (b)	45,145	13,095,662
The Home Depot, Inc.	274,582	83,129,701
TJX Companies, Inc.	956,786	60,822,886
		252,412,615
Textiles, Apparel & Luxury Goods - 5.1%
Canada Goose Holdings, Inc. (b)	230,417	4,627,103
Deckers Outdoor Corp. (b)	168,335	45,208,048
lululemon athletica, Inc. (b)	1,216,584	356,081,971
NIKE, Inc. Class B	337,765	40,143,370
On Holding AG (c)	1,133,070	23,397,896
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	1,799,886	70,915,508
		540,373,896
TOTAL CONSUMER DISCRETIONARY		2,072,589,159
CONSUMER STAPLES - 5.1%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	32,153	7,892,597
Fever-Tree Drinks PLC	186,434	3,613,154
Keurig Dr. Pepper, Inc.	689,737	23,961,463
Monster Beverage Corp. (b)	611,095	54,460,786
PepsiCo, Inc.	131,313	22,027,756
The Coca-Cola Co.	1,201,829	76,171,922
		188,127,678
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc.	133,016	4,063,639
Blink Health LLC Series A1 (a)(b)(e)	65,933	2,113,812
Costco Wholesale Corp.	122,088	56,919,867
Grocery Outlet Holding Corp. (b)(c)	111,490	4,264,493
Kroger Co.	417,548	22,117,518
Performance Food Group Co. (b)	389,957	16,900,736
Sysco Corp.	270,163	22,742,321
The Real Good Food Co. LLC Class B (e)	149,688	2
		129,122,388
Food Products - 0.6%
Archer Daniels Midland Co.	96,890	8,799,550
Bunge Ltd.	207,339	24,532,350
Darling Ingredients, Inc. (b)	156,713	12,548,010
Kellogg Co. (c)	52,993	3,695,732
Laird Superfood, Inc. (b)(c)	75,528	180,512
Mondelez International, Inc.	81,253	5,164,441
Oatly Group AB ADR (b)(c)	640,923	2,647,012
The Hershey Co.	32,842	6,952,980
The Real Good Food Co. LLC Class B unit (d)	149,688	1,008,897
The Real Good Food Co., Inc.	12,799	86,265
		65,615,749
Household Products - 0.4%
Church & Dwight Co., Inc.	68,035	6,127,232
Colgate-Palmolive Co.	117,770	9,281,454
Procter & Gamble Co.	150,762	22,294,685
		37,703,371
Personal Products - 0.2%
Olaplex Holdings, Inc. (c)	883,365	14,239,844
The Beauty Health Co. (a)(b)	428,643	6,116,736
The Beauty Health Co. (b)(c)	472,211	6,738,451
		27,095,031
Tobacco - 0.9%
Altria Group, Inc.	661,530	35,782,158
Philip Morris International, Inc.	532,989	56,630,081
		92,412,239
TOTAL CONSUMER STAPLES		540,076,456
ENERGY - 3.7%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	425,238	15,300,063
Halliburton Co.	941,720	38,139,660
Schlumberger Ltd.	611,331	28,096,773
		81,536,496
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp. (c)	407,589	9,973,703
Devon Energy Corp.	123,038	9,215,546
EOG Resources, Inc.	215,893	29,568,705
Hess Corp.	928,037	114,213,514
Occidental Petroleum Corp.	227,800	15,788,818
Phillips 66 Co.	58,200	5,867,142
Pioneer Natural Resources Co.	120,544	33,503,999
Range Resources Corp. (b)	888,733	30,172,485
Reliance Industries Ltd.	1,066,946	36,198,038
Valero Energy Corp.	175,190	22,704,624
		307,206,574
TOTAL ENERGY		388,743,070
FINANCIALS - 1.9%
Banks - 0.8%
Bank of America Corp.	772,102	28,722,194
First Republic Bank	93,194	14,447,866
HDFC Bank Ltd. sponsored ADR	370,432	21,325,770
JPMorgan Chase & Co.	117,048	15,477,257
Wells Fargo & Co.	115,484	5,285,703
		85,258,790
Capital Markets - 0.8%
B3 SA - Brasil Bolsa Balcao	1,459,000	3,920,302
BlackRock, Inc. Class A	39,366	26,339,003
Charles Schwab Corp.	722,549	50,650,685
		80,909,990
Consumer Finance - 0.3%
American Express Co.	170,532	28,789,212
Discover Financial Services	28,405	3,223,683
		32,012,895
TOTAL FINANCIALS		198,181,675
HEALTH CARE - 11.9%
Biotechnology - 6.1%
4D Molecular Therapeutics, Inc. (b)	25,059	190,198
AbbVie, Inc.	122,312	18,025,119
ACADIA Pharmaceuticals, Inc. (b)	1,217,027	19,654,986
Adagio Therapeutics, Inc. (c)	1,313,629	3,888,342
ADC Therapeutics SA (b)	198,695	1,359,074
Akouos, Inc. (b)(d)	54,474	169,959
Akouos, Inc. (b)	270,926	845,289
Alector, Inc. (b)	476,737	4,223,890
Allovir, Inc. (b)(c)	633,912	2,453,239
Alnylam Pharmaceuticals, Inc. (b)	597,546	75,171,287
Ambrx Biopharma, Inc. ADR	78,842	309,849
Amgen, Inc.	109,041	27,995,186
Arcutis Biotherapeutics, Inc. (b)	128,247	2,677,797
Argenx SE ADR (b)	174,347	53,925,527
Arrowhead Pharmaceuticals, Inc. (b)	45,770	1,526,887
Ascendis Pharma A/S sponsored ADR (b)	12,872	1,087,813
aTyr Pharma, Inc. (b)	358,958	1,008,672
Avidity Biosciences, Inc. (b)(c)	349,608	4,870,039
Axcella Health, Inc. (b)	621,882	1,318,390
Beam Therapeutics, Inc. (b)(c)	50,724	1,784,470
BeiGene Ltd. ADR (b)	251,651	34,531,550
BioNTech SE ADR (b)	12	1,960
BioXcel Therapeutics, Inc. (b)(c)	396,253	4,636,160
Calyxt, Inc. (b)	30,990	10,072
Century Therapeutics, Inc.	643,321	5,590,459
Cerevel Therapeutics Holdings (b)	1,432,028	37,418,892
ChemoCentryx, Inc. (b)	545,167	12,140,869
Cibus Corp. Series E (a)(b)(e)(f)	2,065,675	5,060,904
Codiak Biosciences, Inc. (b)	207,492	578,903
Connect Biopharma Holdings Ltd. ADR (b)(c)	20	16
CRISPR Therapeutics AG (b)(c)	122,425	7,106,771
Cyclerion Therapeutics, Inc. (b)	49,491	30,813
Day One Biopharmaceuticals, Inc. (b)	49,618	308,624
Denali Therapeutics, Inc. (b)	90,881	2,207,499
EQRx, Inc. (b)(c)	1,656,049	9,207,632
EQRx, Inc.:
rights (b)(e)	65,872	175,878
rights (b)(e)	28,231	59,567
Erasca, Inc.	86,619	469,475
Evelo Biosciences, Inc. (b)(c)	1,258,637	2,643,138
Exelixis, Inc. (b)	66,944	1,227,084
Foghorn Therapeutics, Inc. (b)	232,534	2,999,689
Gemini Therapeutics, Inc. (b)(c)	47,951	61,377
Generation Bio Co. (b)	476,619	2,678,599
Graphite Bio, Inc.	60,717	142,685
Icosavax, Inc. (b)	76,739	521,058
Imago BioSciences, Inc.	41,016	662,819
Immunocore Holdings PLC ADR (b)	41,446	1,174,994
Inhibrx, Inc. (b)(c)	127,281	1,663,563
Instil Bio, Inc. (b)	118,554	711,917
Ionis Pharmaceuticals, Inc. (b)	1,805,835	65,949,094
iTeos Therapeutics, Inc. (b)	22,517	394,048
Janux Therapeutics, Inc.	126,228	1,404,918
Karuna Therapeutics, Inc. (b)	319,993	33,381,670
Kinnate Biopharma, Inc. (b)	61,608	489,168
Kronos Bio, Inc. (b)(c)	20,314	75,568
Lexicon Pharmaceuticals, Inc. (b)(c)	380,837	674,081
Lyell Immunopharma, Inc. (c)	227,441	941,606
Moderna, Inc. (b)	161,712	23,501,605
Monte Rosa Therapeutics, Inc.	271,103	2,098,337
Morphic Holding, Inc. (b)	240,902	5,646,743
Nuvalent, Inc. Class A (b)	333,844	2,957,858
Omega Therapeutics, Inc. (b)(c)	406,174	922,015
ORIC Pharmaceuticals, Inc. (b)	222,226	742,235
Poseida Therapeutics, Inc. (b)	370,431	840,878
Praxis Precision Medicines, Inc. (b)	393,336	3,264,689
Protagonist Therapeutics, Inc. (b)	167,417	1,466,573
Prothena Corp. PLC (b)	179,645	4,891,733
PTC Therapeutics, Inc. (b)	298,301	8,761,100
Recursion Pharmaceuticals, Inc. (b)(c)	335,381	2,052,532
Regeneron Pharmaceuticals, Inc. (b)	73,259	48,698,188
Relay Therapeutics, Inc. (b)	185,779	3,024,482
Rigel Pharmaceuticals, Inc. (b)	2,298,442	4,160,180
Rubius Therapeutics, Inc. (b)(c)	1,193,911	1,313,302
Sage Therapeutics, Inc. (b)	475,102	14,856,440
Saluda Medical Pty Ltd. warrants (a)(b)(e)	46,461	133,343
Sana Biotechnology, Inc. (b)(c)	122,629	629,087
Scholar Rock Holding Corp. (b)(c)	211,176	1,060,104
Seagen, Inc. (b)	16,968	2,302,218
Seres Therapeutics, Inc. (b)	1,238,973	3,840,816
Shattuck Labs, Inc. (b)	256,477	733,524
Sigilon Therapeutics, Inc. (b)(c)	96,766	73,349
Silverback Therapeutics, Inc. (b)(c)	337,511	1,177,913
Springworks Therapeutics, Inc. (b)(c)	615,812	11,663,479
Synlogic, Inc. (b)	550,228	599,749
Syros Pharmaceuticals, Inc. warrants 10/10/22 (b)	11,545	0
Tango Therapeutics, Inc. (b)	217,510	1,455,142
Taysha Gene Therapies, Inc. (b)	183,192	467,140
Tenaya Therapeutics, Inc. (b)	62,846	421,068
TG Therapeutics, Inc. (b)	418,268	1,848,745
Twist Bioscience Corp. (b)	260,414	8,864,493
Tyra Biosciences, Inc.	39,195	267,702
Ultragenyx Pharmaceutical, Inc. (b)	19,167	898,932
uniQure B.V. (b)	117,998	1,694,451
UNITY Biotechnology, Inc. (b)	140,347	110,888
Vaxcyte, Inc. (b)	266,385	6,390,576
Vera Therapeutics, Inc. (b)	119,887	1,743,157
Vertex Pharmaceuticals, Inc. (b)	24,683	6,631,088
Verve Therapeutics, Inc.	73,310	1,111,380
Vor Biopharma, Inc. (b)	99,790	420,116
Yumanity Therapeutics, Inc. (b)(c)	125,356	134,131
Zai Lab Ltd. ADR (b)	148,073	4,308,924
Zentalis Pharmaceuticals, Inc. (b)	166,363	4,011,012
		652,010,550
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	80,737	9,483,368
DexCom, Inc. (b)	82,764	24,658,706
Insulet Corp. (b)	399,711	85,330,304
Intuitive Surgical, Inc. (b)	197,195	44,889,470
Novocure Ltd. (b)(c)	1,020,792	82,051,261
Oddity Tech Ltd. (a)(e)	3,704	1,594,239
Outset Medical, Inc. (b)	346,911	7,562,660
Penumbra, Inc. (b)	6,456	948,516
Presbia PLC (b)(e)	96,997	1,455
PROCEPT BioRobotics Corp.	142,285	5,566,189
PROCEPT BioRobotics Corp. (d)	109,638	4,289,039
Shockwave Medical, Inc. (b)	151,068	24,806,876
		291,182,083
Health Care Providers & Services - 0.9%
1Life Healthcare, Inc. (b)	274,352	2,323,761
Alignment Healthcare, Inc. (b)	304,192	3,248,771
AmerisourceBergen Corp.	31,830	4,926,966
Centene Corp. (b)	236,454	19,256,814
Guardant Health, Inc. (b)	71,098	2,913,596
Humana, Inc.	29,375	13,343,006
McKesson Corp.	27,868	9,159,933
Privia Health Group, Inc. (b)(c)	27,233	652,503
Progyny, Inc. (b)(c)	73,456	2,321,944
The Oncology Institute, Inc. (a)	446,788	4,025,560
UnitedHealth Group, Inc.	65,398	32,488,418
		94,661,272
Health Care Technology - 0.0%
DNA Script (a)(e)	115	87,964
DNA Script (a)(e)	439	335,793
		423,757
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (b)(c)	596,451	30,532,327
Absci Corp. (c)	1,203,757	4,393,713
Akoya Biosciences, Inc. (b)(c)	14,787	172,269
Danaher Corp.	12,929	3,410,929
ICON PLC (b)	8,445	1,889,907
Nanostring Technologies, Inc. (b)	41,295	645,854
Olink Holding AB ADR (b)	356,920	4,197,379
Seer, Inc. (b)	227,318	2,018,584
Thermo Fisher Scientific, Inc.	41,573	23,595,588
WuXi AppTec Co. Ltd. (H Shares) (d)	286,645	3,537,767
Wuxi Biologics (Cayman), Inc. (b)(d)	2,165,047	16,009,684
		90,404,001
Pharmaceuticals - 1.3%
4D Pharma PLC (b)(c)	928,396	384,393
Adimab LLC (a)(b)(e)(f)	196,899	8,124,230
Arvinas Holding Co. LLC (b)	50,660	2,112,015
Atea Pharmaceuticals, Inc. (b)(c)	1,118,084	8,810,502
Bristol-Myers Squibb Co.	114,923	8,670,940
Dragonfly Therapeutics, Inc. (a)(b)(e)	31,376	359,255
Eli Lilly & Co.	33,800	10,594,272
Fulcrum Therapeutics, Inc. (b)	323,686	2,304,644
GH Research PLC	315,246	3,158,765
Hansoh Pharmaceutical Group Co. Ltd. (d)	440,394	793,553
Harmony Biosciences Holdings, Inc. (b)(c)	484,317	21,116,221
Intra-Cellular Therapies, Inc. (b)	814,988	46,780,311
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	6,216	28,248
Nuvation Bio, Inc. (b)(c)	946,179	3,340,012
OptiNose, Inc. (b)(c)	1,217,444	2,501,847
Pfizer, Inc.	161,223	8,551,268
Pharvaris BV (b)	34,839	617,347
Pliant Therapeutics, Inc. (b)	106,220	598,019
Sienna Biopharmaceuticals, Inc. (b)	289,339	0
Skyhawk Therapeutics, Inc. (a)(e)	127,580	1,236,250
Theravance Biopharma, Inc. (b)	197,507	1,734,111
Theseus Pharmaceuticals, Inc. (c)	56,760	383,130
UCB SA	34,668	3,057,817
		135,257,150
TOTAL HEALTH CARE		1,263,938,813
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.5%
AeroVironment, Inc. (b)	8,400	772,464
Lockheed Martin Corp.	34,358	15,121,299
Raytheon Technologies Corp.	110,395	10,500,772
Space Exploration Technologies Corp. Class A (a)(b)(e)	324,714	22,729,980
The Boeing Co. (b)	39,890	5,241,546
		54,366,061
Air Freight & Logistics - 0.2%
Delhivery Private Ltd. (a)	486,000	2,988,883
FedEx Corp.	33,785	7,587,435
United Parcel Service, Inc. Class B	78,957	14,389,913
		24,966,231
Airlines - 1.8%
Delta Air Lines, Inc. (b)	985,080	41,067,985
JetBlue Airways Corp. (b)	2,593,535	27,854,566
Ryanair Holdings PLC sponsored ADR (b)	6,095	531,484
Southwest Airlines Co. (b)	1,255,891	57,595,161
Spirit Airlines, Inc. (b)	526,709	11,034,554
United Airlines Holdings, Inc. (b)	552,828	26,331,198
Wheels Up Experience, Inc. (a)(b)	961,536	2,432,686
Wheels Up Experience, Inc. Class A (b)	1,229,205	3,109,889
Wizz Air Holdings PLC (b)(d)	621,401	22,864,400
		192,821,923
Building Products - 0.0%
Trane Technologies PLC	14,391	1,986,821
Construction & Engineering - 0.1%
Fluor Corp. (b)	82,494	2,328,806
MasTec, Inc. (b)	27,048	2,260,942
Quanta Services, Inc.	26,509	3,154,571
		7,744,319
Electrical Equipment - 0.4%
AMETEK, Inc.	8,052	978,076
Eaton Corp. PLC	50,126	6,947,464
Emerson Electric Co.	101,368	8,987,287
Fluence Energy, Inc. (c)	47,136	461,933
Generac Holdings, Inc. (b)	51,665	12,765,388
Rockwell Automation, Inc.	31,805	6,780,826
		36,920,974
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	41,307	7,997,861
Machinery - 0.8%
Caterpillar, Inc.	104,693	22,597,984
Deere & Co.	86,669	31,008,435
Illinois Tool Works, Inc.	51,266	10,666,917
Ingersoll Rand, Inc.	71,339	3,363,634
Xylem, Inc. (c)	206,315	17,382,039
		85,019,009
Professional Services - 0.0%
Clarivate Analytics PLC (b)	23,581	348,291
LegalZoom.com, Inc. (c)	125,741	1,647,207
Sterling Check Corp. (c)	61,193	1,136,966
		3,132,464
Road & Rail - 1.9%
Avis Budget Group, Inc. (b)(c)	549,394	104,538,690
Bird Global, Inc. (a)	156,425	118,461
Bird Global, Inc.:
rights (b)(e)	27,377	1,643
rights (b)(e)	27,377	821
rights (b)(e)	27,377	274
Class A (b)	765,426	579,657
Canadian Pacific Railway Ltd.	109,809	7,844,755
CSX Corp.	470,445	14,955,447
Hertz Global Holdings, Inc. (c)	812,070	16,298,245
Union Pacific Corp. (c)	261,183	57,402,800
		201,740,793
TOTAL INDUSTRIALS		616,696,456
INFORMATION TECHNOLOGY - 37.9%
Communications Equipment - 0.6%
Arista Networks, Inc. (b)	94,516	9,667,096
Ciena Corp. (b)	779,554	39,616,934
Infinera Corp. (b)(c)	3,337,418	19,123,405
		68,407,435
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc. (b)	195,556	1,384,536
II-VI, Inc. (b)(c)	170,359	10,647,438
TE Connectivity Ltd.	2,930	379,113
Trimble, Inc. (b)	163,758	11,143,732
		23,554,819
IT Services - 3.9%
Accenture PLC Class A	59,444	17,741,656
Actua Corp. (b)(e)	230,718	2,307
Block, Inc. Class A (b)(c)	198,455	17,366,797
CI&T, Inc. Class A (c)	61,292	885,669
Cloudflare, Inc. (b)	1,012,778	56,715,568
IBM Corp.	3,322	461,226
MasterCard, Inc. Class A	344,604	123,323,433
MongoDB, Inc. Class A (b)	7,797	1,849,059
Okta, Inc. (b)	59,268	4,922,207
PayPal Holdings, Inc. (b)	413,796	35,259,557
Shopify, Inc. Class A (b)	53,406	20,049,681
Snowflake, Inc. (b)	20,544	2,622,442
Thoughtworks Holding, Inc.	57,065	987,795
Toast, Inc.	7,161	116,295
Twilio, Inc. Class A (b)	17,520	1,842,578
Visa, Inc. Class A	611,209	129,680,214
		413,826,484
Semiconductors & Semiconductor Equipment - 12.4%
Advanced Micro Devices, Inc. (b)	865,250	88,134,365
Applied Materials, Inc.	398,641	46,756,603
ASML Holding NV	47,663	27,467,710
Broadcom, Inc.	37,219	21,591,858
Cirrus Logic, Inc. (b)	370,859	30,239,843
Enphase Energy, Inc. (b)	55,580	10,348,440
First Solar, Inc. (b)(c)	165,958	11,718,294
GlobalFoundries, Inc.	135,618	8,095,038
Intel Corp.	110,334	4,901,036
KLA Corp.	56,529	20,624,606
Lam Research Corp.	13,228	6,878,957
Marvell Technology, Inc.	600,589	35,524,839
Micron Technology, Inc.	47,777	3,527,854
NVIDIA Corp.	4,431,864	827,517,646
onsemi (b)	68,662	4,166,410
Qualcomm, Inc.	149,947	21,475,409
Silicon Laboratories, Inc. (b)	516,093	76,980,432
SiTime Corp. (b)	97,490	20,765,370
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	110,143	10,496,628
Teradyne, Inc.	75,866	8,289,119
Texas Instruments, Inc.	127,594	22,553,515
Wolfspeed, Inc. (b)(c)	89,861	6,760,243
		1,314,814,215
Software - 11.2%
Adobe, Inc. (b)	164,063	68,328,958
Atlassian Corp. PLC (b)	10,630	1,884,912
Autodesk, Inc. (b)	111,935	23,254,496
Avalara, Inc. (b)	33,125	2,804,694
AvidXchange Holdings, Inc.	960	8,429
Bill.Com Holdings, Inc. (b)	3,782	447,184
Black Knight, Inc. (b)	74,937	5,088,972
C3.Ai, Inc. (b)(c)	153,826	2,910,388
Clear Secure, Inc.	526	14,433
Clearwater Analytics Holdings, Inc. (c)	42,953	606,067
Coupa Software, Inc. (b)	18,408	1,266,286
Crowdstrike Holdings, Inc. (b)	81,349	13,015,027
Datadog, Inc. Class A (b)	33,847	3,228,665
Elastic NV (b)	39,828	2,455,396
Epic Games, Inc. (a)(b)(e)	5,000	4,650,000
ForgeRock, Inc. (c)	41,620	797,439
HubSpot, Inc. (b)	26,349	8,897,794
Informatica, Inc. (c)	70,254	1,433,182
Intuit, Inc.	48,243	19,994,794
Microsoft Corp.	2,311,171	628,338,060
Nutanix, Inc. Class A (b)	3,016,441	48,866,344
Oracle Corp.	852,288	61,296,553
Paycom Software, Inc. (b)	14,064	3,998,958
Paylocity Holding Corp. (b)	20,838	3,643,733
RingCentral, Inc. (b)	6,883	434,593
Riskified Ltd. (b)(c)	271,863	1,413,688
Riskified Ltd.:
Class A (d)	4,200	21,840
Class B	69,050	359,060
Salesforce.com, Inc. (b)	1,327,973	212,794,394
Samsara, Inc.	61,971	697,174
SentinelOne, Inc.	69,158	1,645,269
ServiceNow, Inc. (b)	54,427	25,442,990
Stripe, Inc. Class B (a)(b)(e)	38,500	1,045,275
The Trade Desk, Inc. (b)	23,465	1,221,353
UiPath, Inc. Class A (b)(c)	649,165	11,081,247
Workday, Inc. Class A (b)	31,911	4,987,689
Zoom Video Communications, Inc. Class A (b)	43,759	4,701,905
Zscaler, Inc. (b)	72,939	11,166,232
		1,184,243,473
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	6,359,996	946,621,799
Pure Storage, Inc. Class A (b)	2,770,646	65,747,430
Samsung Electronics Co. Ltd.	102,855	5,579,800
		1,017,949,029
TOTAL INFORMATION TECHNOLOGY		4,022,795,455
MATERIALS - 2.2%
Chemicals - 1.2%
Albemarle Corp. U.S.	32,740	8,526,151
CF Industries Holdings, Inc.	262,863	25,962,979
Corteva, Inc.	674,317	42,225,731
DuPont de Nemours, Inc.	205,290	13,928,927
Nutrien Ltd.	154,955	15,143,288
The Mosaic Co.	287,759	18,028,101
		123,815,177
Containers & Packaging - 0.0%
Sealed Air Corp.	60,230	3,745,101
Metals & Mining - 1.0%
Barrick Gold Corp. (Canada)	691,498	14,165,089
Freeport-McMoRan, Inc.	1,676,244	65,507,616
Newmont Corp.	267,130	18,124,771
Rio Tinto PLC sponsored ADR	175,927	12,920,079
		110,717,555
TOTAL MATERIALS		238,277,833
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	79,295	20,309,828
Equinix, Inc.	6,835	4,696,260
Simon Property Group, Inc.	94,423	10,825,597
		35,831,685
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	123,686	10,246,148
WeWork, Inc. (b)	1,650,400	12,031,416
		22,277,564
TOTAL REAL ESTATE		58,109,249
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (d)	106,100	11,958,469
TOTAL COMMON STOCKS (Cost $9,429,555,931)		10,365,882,749

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(a)(e)	4,501	166,087
Series F(a)(e)	88,486	3,265,133
		3,431,220
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(e)	22,348	123,808
Series C(a)(b)(e)	87,936	487,165
Series D(a)(e)	219,600	1,216,584
		1,827,557
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(e)	1,400	770,874

Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(a)(b)(e)	19,907	4,012,256
Series H(a)(e)	20,720	4,176,116
Instacart, Inc.:
Series H(a)(b)(e)	12,458	603,341
Series I(a)(b)(e)	6,009	291,016
		9,082,729
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(e)	141,369	1,294,940
Series D(a)(e)	125,665	1,151,091
Laronde, Inc. Series B (a)(e)	81,282	1,364,725
		3,810,756
TOTAL CONSUMER DISCRETIONARY		15,491,916

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(b)(e)	145,007	4,648,924

Food Products - 0.0%
AgBiome LLC Series D (a)(e)	511,821	3,086,281
Bowery Farming, Inc. Series C1 (a)(e)	27,155	965,360
		4,051,641
TOTAL CONSUMER STAPLES		8,700,565

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. Series C (a)(b)(e)	109,967	494,852

HEALTH CARE - 0.5%
Biotechnology - 0.4%
Ankyra Therapeutics Series B (a)(e)	329,325	1,080,186
Asimov, Inc. Series B (a)(e)	19,920	1,217,909
Bright Peak Therapeutics AG Series B (a)(e)	282,257	649,191
Caris Life Sciences, Inc. Series D (a)(e)	258,638	1,432,855
Castle Creek Biosciences, Inc.:
Series D1(a)(e)	4,476	731,692
Series D2(a)(e)	1,254	204,991
Deep Genomics, Inc. Series C (a)(e)	155,443	1,293,286
Dianthus Therapeutics, Inc. Series A (a)(e)	333,765	999,626
Element Biosciences, Inc.:
Series B(a)(b)(e)	125,057	1,708,279
Series C(a)(e)	114,255	1,560,723
ElevateBio LLC Series C (a)(b)(e)	247,600	1,132,275
Generate Biomedicines Series B (a)(e)	191,856	1,293,109
Inscripta, Inc.:
Series D(a)(b)(e)	277,957	1,689,979
Series E(a)(b)(e)	215,182	1,308,307
Korro Bio, Inc.:
Series B1(a)(e)	379,289	580,312
Series B2(a)(e)	356,095	544,825
LifeMine Therapeutics, Inc. Series C (a)(e)	1,759,782	2,410,901
National Resilience, Inc.:
Series B(a)(b)(e)	182,315	11,084,752
Series C(a)(e)	74,748	4,544,678
Quell Therapeutics Ltd. Series B (a)(e)	822,639	806,186
SalioGen Therapeutics, Inc. Series B (a)(e)	14,028	839,295
Saluda Medical Pty Ltd. Series D (a)(e)	154,870	1,556,186
Sonoma Biotherapeutics, Inc.:
Series B(a)(e)	587,934	823,108
Series B1(a)(e)	313,559	438,983
T-Knife Therapeutics, Inc. Series B (a)(e)	241,456	767,830
Treeline Biosciences Series A (a)(e)	242,200	1,148,028
		41,847,492
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (a)(b)(e)	1,087,032	809,056

Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (a)(b)(e)	756,226	567,170
Conformal Medical, Inc. Series C (a)(b)(e)	140,186	461,212
Scorpion Therapeutics, Inc. Series B (a)(b)(e)	260,848	263,456
		1,291,838
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(e)	26,096	1,299,842
Series E1(a)(e)	21,357	1,063,792
DNA Script:
Series B(a)(e)	6	4,589
Series C(a)(e)	2,549	1,949,741
Omada Health, Inc. Series E (a)(e)	636,551	3,816,251
PrognomIQ, Inc.:
Series A5(a)(b)(e)	37,950	78,936
Series B(a)(b)(e)	196,968	409,693
Series C(a)(e)	65,704	136,664
Wugen, Inc. Series B (a)(e)	121,894	527,801
		9,287,309
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (a)(b)(e)	582	103,445
Galvanize Therapeutics Series B (a)(e)	1,125,997	1,949,423
		2,052,868
TOTAL HEALTH CARE		55,288,563

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series N (a)(b)(e)	19,900	13,930,000

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(e)	10,545	1,087,928
Series B, 6.00%(a)(e)	20,919	2,158,213
		3,246,141
TOTAL INDUSTRIALS		17,176,141

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Meesho Series F (a)(e)	66,982	4,698,117
Xsight Labs Ltd. Series D (a)(b)(e)	122,201	914,063
		5,612,180
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(e)	754,820	836,857
Menlo Micro, Inc. Series C (a)(e)	993,699	1,045,868
		1,882,725
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(e)	49,039	6,568,774

Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(e)	43,034	873,527
Astera Labs, Inc.:
Series A(a)(e)	80,597	819,631
Series B(a)(e)	13,723	139,556
Series C(a)(e)	372,400	3,787,122
Series D(a)(e)	273,573	2,782,101
GaN Systems, Inc.:
Series F1(a)(e)	63,044	423,025
Series F2(a)(e)	33,289	223,369
SiMa.ai:
Series B(a)(e)	299,482	2,123,597
Series B1(a)(e)	20,061	142,251
		11,314,179
Software - 0.1%
Bolt Technology OU Series E (a)(e)	17,815	4,398,817
Databricks, Inc.:
Series G(a)(b)(e)	12,605	1,840,960
Series H(a)(e)	18,695	2,730,405
Evozyne LLC Series A (a)(b)(e)	78,000	1,009,320
Nuvia, Inc. Series B (a)(b)	212,200	173,414
Skyryse, Inc. Series B (a)(e)	117,653	2,903,673
Stripe, Inc. Series H (a)(b)(e)	14,400	390,960
Tenstorrent, Inc. Series C1 (a)(b)(e)	16,900	951,132
		14,398,681
TOTAL INFORMATION TECHNOLOGY		39,776,539

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(e)	42,859	2,143,807

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(e)	301,038	8,606,676

TOTAL MATERIALS		10,750,483

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(e)	20,469	970,302

TOTAL CONVERTIBLE PREFERRED STOCKS		152,080,581
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Waymo LLC Series A2 (a)(b)(e)	6,592	604,631

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (a)	127,757	6,158,878

TOTAL CONSUMER DISCRETIONARY		6,763,509

TOTAL PREFERRED STOCKS (Cost $158,545,816)		158,844,090

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 10/27/25 (a)(e)(h)	1,957,700	1,794,036
4% 5/22/27 (a)(e)	310,600	359,985
4% 6/12/27 (a)(e)	82,200	95,270
		2,249,291
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. 0% (a)(e)(i)	134,101	134,101
TOTAL CONVERTIBLE BONDS (Cost $2,484,601)		2,383,392

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (a)(e)(i)	1,541,987	1,541,987
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (a)(e)	321,369	321,369
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (a)(e)(i)	1,477,665	1,477,665
Software - 0.0%
Tenstorrent, Inc. 0% (a)(e)(i)	940,000	940,000
TOTAL INFORMATION TECHNOLOGY		2,739,034
TOTAL PREFERRED SECURITIES (Cost $4,281,021)		4,281,021

Money Market Funds - 4.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (j)	86,617,413	86,634,736
Fidelity Securities Lending Cash Central Fund 0.82% (j)(k)	410,615,719	410,656,781
TOTAL MONEY MARKET FUNDS (Cost $497,291,517)		497,291,517

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $10,092,158,886)	11,028,682,769
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(422,694,664)
NET ASSETS - 100.0%	10,605,988,105

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $251,603,758 or 2.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,755,973 or 0.6% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	1/19/21	10,000,008
AgBiome LLC Series D	9/03/21	3,033,967
Aledade, Inc. Series B1	5/07/21	999,234
Aledade, Inc. Series E1	5/20/22	1,063,886
Alif Semiconductor Series C	3/08/22	873,527
Ankyra Therapeutics Series B	8/26/21	1,854,693
Asimov, Inc. Series B	10/29/21	1,846,200
Astera Labs, Inc. Series A	5/17/22	819,631
Astera Labs, Inc. Series B	5/17/22	139,556
Astera Labs, Inc. Series C	8/24/21	1,251,934
Astera Labs, Inc. Series D	5/17/22	2,782,101
Beta Technologies, Inc. Series A	4/09/21	772,632
Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,158,213
Bird Global, Inc.	5/11/21	1,564,250
Blink Health LLC Series A1	12/30/20	1,786,125
Blink Health LLC Series C	11/07/19 - 7/14/21	5,535,788
Bolt Technology OU Series E	1/03/22	4,628,275
Boundless Bio, Inc. Series B	4/23/21	1,020,905
Bowery Farming, Inc. Series C1	5/18/21	1,636,070
Bright Peak Therapeutics AG Series B	5/14/21	1,102,496
ByteDance Ltd. Series E1	11/18/20	5,373,408
Caris Life Sciences, Inc. Series D	5/11/21	2,094,968
Castle Creek Biosciences, Inc. Series D1	4/19/22	962,474
Castle Creek Biosciences, Inc. Series D2	6/28/21	215,100
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	239,697
Cibus Corp. Series E	6/23/21	3,635,588
Circle Internet Financial Ltd. Series E	5/11/21	2,073,500
Conformal Medical, Inc. Series C	7/24/20	514,071
Databricks, Inc. Series G	2/01/21	2,235,722
Databricks, Inc. Series H	8/31/21	4,121,358
Deep Genomics, Inc. Series C	7/21/21	2,254,110
Delhivery Private Ltd.	5/20/21	2,372,281
Diamond Foundry, Inc. Series C	3/15/21	7,224,912
Dianthus Therapeutics, Inc. Series A	4/06/22	1,450,710
Discord, Inc. Series I	9/15/21	770,874
DNA Script	12/17/21	443,611
DNA Script Series B	12/17/21	4,804
DNA Script Series C	10/01/21	2,217,248
Dragonfly Therapeutics, Inc.	12/19/19	830,209
Element Biosciences, Inc. Series B	12/13/19	655,374
Element Biosciences, Inc. Series C	6/21/21	2,348,706
ElevateBio LLC Series C	3/09/21	1,038,682
Enevate Corp. Series E	1/29/21	836,858
Enevate Corp. 0% 1/29/23	1/29/21	321,369
Epic Games, Inc.	7/13/20 - 7/30/20	2,875,000
Evozyne LLC Series A	4/09/21	1,752,660
Fanatics, Inc. Class A	8/13/20 - 12/15/21	6,379,647
Farmers Business Network, Inc. Series G	9/15/21	2,664,021
Freenome, Inc. Series C	8/14/20	934,916
Freenome, Inc. Series D	11/22/21	947,803
Galvanize Therapeutics Series B	3/29/22	1,949,422
GaN Systems, Inc. Series F1	11/30/21	534,613
GaN Systems, Inc. Series F2	11/30/21	282,291
GaN Systems, Inc. 0%	11/30/21	1,477,665
Generate Biomedicines Series B	11/02/21	2,273,494
GoBrands, Inc. Series G	3/02/21	4,971,122
GoBrands, Inc. Series H	7/22/21	8,049,525
Inscripta, Inc. Series D	11/13/20	1,270,263
Inscripta, Inc. Series E	3/30/21	1,900,057
Instacart, Inc. Series H	11/13/20	747,480
Instacart, Inc. Series I	2/26/21	751,125
Kardium, Inc. Series D6	12/30/20	1,104,251
Kardium, Inc. 0%	12/30/20	1,541,987
Korro Bio, Inc. Series B1	12/17/21	989,944
Korro Bio, Inc. Series B2	12/17/21	989,944
Laronde, Inc. Series B	8/13/21	2,275,896
LifeMine Therapeutics, Inc. Series C	2/15/22	3,583,954
Meesho Series F	9/21/21	5,135,664
Menlo Micro, Inc. Series C	2/09/22	1,317,148
National Resilience, Inc. Series B	12/01/20	2,490,423
National Resilience, Inc. Series C	6/28/21	3,319,559
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	1,957,700
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	310,600
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	82,200
Nuvia, Inc. Series B	3/16/21	173,413
Oddity Tech Ltd.	1/06/22	1,594,239
Omada Health, Inc. Series E	12/22/21	3,816,251
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,176,647
Paragon Biosciences Emalex Capital, Inc. 0%	5/18/22	134,101
PrognomIQ, Inc. Series A5	8/20/20	22,922
PrognomIQ, Inc. Series B	9/11/20	450,094
PrognomIQ, Inc. Series C	2/16/22	201,054
Quell Therapeutics Ltd. Series B	11/24/21	1,554,788
Rad Power Bikes, Inc.	1/21/21	826,883
Rad Power Bikes, Inc. Series A	1/21/21	107,803
Rad Power Bikes, Inc. Series C	1/21/21	424,189
Rad Power Bikes, Inc. Series D	9/17/21	2,104,602
Reddit, Inc. Series E	5/18/21	191,176
Reddit, Inc. Series F	8/11/21	5,467,939
Redwood Materials Series C	5/28/21	970,302
SalioGen Therapeutics, Inc. Series B	12/10/21	1,485,060
Saluda Medical Pty Ltd. Series D	1/20/22	1,975,505
Saluda Medical Pty Ltd. warrants	1/20/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	631,103
SiMa.ai Series B	5/10/21	1,535,564
SiMa.ai Series B1	4/25/22	142,251
Skyhawk Therapeutics, Inc.	5/21/21	2,094,864
Skyryse, Inc. Series B	10/21/21	2,903,673
Sonoma Biotherapeutics, Inc. Series B	7/26/21	1,161,934
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	929,546
Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	21,637,941
Space Exploration Technologies Corp. Series N	8/04/20	5,373,000
Starry Group Holdings, Inc.	10/06/21	4,087,148
Stripe, Inc. Class B	5/18/21	1,544,943
Stripe, Inc. Series H	3/15/21	577,800
T-Knife Therapeutics, Inc. Series B	6/30/21	1,392,911
Tenstorrent, Inc. Series C1	4/23/21	1,004,778
Tenstorrent, Inc. 0%	4/23/21	940,000
The Beauty Health Co.	12/08/20	4,286,430
The Oncology Institute, Inc.	6/28/21	4,467,880
Treeline Biosciences Series A	7/30/21	1,895,821
Waymo LLC Series A2	5/08/20	566,037
Wheels Up Experience, Inc.	2/01/21	9,615,360
Wugen, Inc. Series B	7/09/21	945,276
Xsight Labs Ltd. Series D	2/16/21	977,119
Zomato Ltd.	12/09/20 - 2/10/21	3,169,182

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	116,356,559	723,095,576	752,817,399	86,159	-	-	86,634,736	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	289,768,031	1,308,627,871	1,187,739,121	833,141	-	-	410,656,781	1.1%
Total	406,124,590	2,031,723,447	1,940,556,520	919,300	-	-	497,291,517

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	957,947,334	942,995,439	11,520,675	3,431,220
Consumer Discretionary	2,094,844,584	2,053,924,552	10,765,810	30,154,222
Consumer Staples	548,777,021	537,962,642	-	10,814,379
Energy	388,743,070	388,743,070	-	-
Financials	198,676,527	198,181,675	-	494,852
Health Care	1,319,227,376	1,230,375,858	16,394,077	72,457,441
Industrials	633,872,597	590,974,855	2,988,883	39,908,859
Information Technology	4,062,571,994	4,017,271,287	-	45,300,707
Materials	249,028,316	238,277,833	-	10,750,483
Real Estate	58,109,249	58,109,249	-	-
Utilities	12,928,771	-	11,958,469	970,302

Corporate Bonds	2,383,392	-	-	2,383,392

Preferred Securities	4,281,021	-	-	4,281,021

Money Market Funds	497,291,517	497,291,517	-	-
Total Investments in Securities:	11,028,682,769	10,754,107,977	53,627,914	220,946,878

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$191,282,621
Net Realized Gain (Loss) on Investment Securities	(1,048,645)
Net Unrealized Gain (Loss) on Investment Securities	(24,813,173)
Cost of Purchases	55,914,233
Proceeds of Sales	(647,488)
Amortization/Accretion	-
Transfers into Level 3	2,781,798
Transfers out of Level 3	(2,522,468)
Ending Balance	$220,946,878
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$(24,813,173)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
		May 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $391,427,201) - See accompanying schedule:	$10,531,391,252
Unaffiliated issuers (cost $9,594,867,369)
Fidelity Central Funds (cost $497,291,517)	497,291,517

Total Investment in Securities (cost $10,092,158,886)		$11,028,682,769
Receivable for investments sold		12,489,389
Receivable for fund shares sold		4,513,200
Dividends receivable		5,734,479
Interest receivable		38,740
Distributions receivable from Fidelity Central Funds		134,640
Other receivables		48,070
Total assets		11,051,641,287
Liabilities
Payable to custodian bank	$35,765
Payable for investments purchased	22,015,471
Payable for fund shares redeemed	7,421,461
Accrued management fee	3,903,301
Other payables and accrued expenses	1,622,949
Collateral on securities loaned	410,654,235
Total Liabilities		445,653,182
Net Assets		$10,605,988,105
Net Assets consist of:
Paid in capital		$9,781,222,099
Total accumulated earnings (loss)		824,766,006
Net Assets		$10,605,988,105
Net Asset Value , offering price and redemption price per share ($10,605,988,105 ÷ 634,348,770 shares)		$16.72

Statement of Operations
		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$30,279,717
Interest		15,112
Income from Fidelity Central Funds (including $833,141 from security lending)		919,300
Total Income		31,214,129
Expenses
Management fee	$28,438,866
Independent trustees' fees and expenses	22,929
Interest	345
Total expenses before reductions	28,462,140
Expense reductions	(39)
Total expenses after reductions		28,462,101
Net Investment income (loss)		2,752,028
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(87,996,969)
Foreign currency transactions	3,272
Total net realized gain (loss)		(87,993,697)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $264,014)	(4,370,171,215)
Unfunded commitments	1,136,527
Assets and liabilities in foreign currencies	(3,645)
Total change in net unrealized appreciation (depreciation)		(4,369,038,333)
Net gain (loss)		(4,457,032,030)
Net increase (decrease) in net assets resulting from operations		$(4,454,280,002)

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,752,028	$(936,782)
Net realized gain (loss)	(87,993,697)	610,189,315
Change in net unrealized appreciation (depreciation)	(4,369,038,333)	2,584,713,305
Net increase (decrease) in net assets resulting from operations	(4,454,280,002)	3,193,965,838
Distributions to shareholders	(380,672,676)	(77,746,793)
Share transactions
Proceeds from sales of shares	2,047,419,638	6,585,080,711
Reinvestment of distributions	379,380,027	77,746,793
Cost of shares redeemed	(1,956,193,481)	(2,808,800,801)
Net increase (decrease) in net assets resulting from share transactions	470,606,184	3,854,026,703
Total increase (decrease) in net assets	(4,364,346,494)	6,970,245,748

Net Assets
Beginning of period	14,970,334,599	8,000,088,851
End of period	$10,605,988,105	$14,970,334,599

Other Information
Shares
Sold	99,634,059	315,731,938
Issued in reinvestment of distributions	16,416,271	4,040,894
Redeemed	(98,587,968)	(131,432,053)
Net increase (decrease)	17,462,362	188,340,779

Fidelity® Growth Company K6 Fund

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$24.27	$18.67	$11.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	- D,E	- D	.01
Net realized and unrealized gain (loss)	(6.95)	5.78	7.49	1.18
Total from investment operations	(6.95)	5.78	7.49	1.19
Distributions from net investment income	-	(.02)	(.01)	-
Distributions from net realized gain	(.60)	(.16)	-	-
Total distributions	(.60)	(.18)	(.01)	-
Net asset value, end of period	$16.72	$24.27	$18.67	$11.19
Total Return F,G	(29.31)%	31.20%	66.95%	11.90%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.45% J	.45%	.45%	.45% J
Expenses net of fee waivers, if any	.45% J	.45%	.45%	.45% J
Expenses net of all reductions	.45% J	.45%	.45%	.45% J
Net investment income (loss)	.04% J	(.01)% E	.01%	.29% J
Supplemental Data
Net assets, end of period (000 omitted)	$10,605,988	$14,970,335	$8,000,089	$1,853,643
Portfolio turnover rate K,L	26% J	22%	18%	16% M

A For the period June 13, 2019 (commencement of operations) through November 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.07)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2022

1. Organization.
Fidelity Growth Company K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares.Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$214,282,465	Market approach	Transaction price	$0.02 - $712.50 / $132.75	Increase
			Discount rate	5.3% - 58.3% / 33.4%	Decrease
			Liquidation value	$0.05	Increase
		Recovery value	Transaction price	$12.76	Increase
			Recovery value	$0.00 - $2.87 / $2.53	Increase
			Discount for lack of marketability	5.0%	Decrease
			Probability rate	15.0% - 70.0% / 42.5%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.1 - 24.0 / 8.7	Increase
			Enterprise value/Gross profit multiple (EV/GP)	8.0	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	33.0% - 41.0% / 38.0%	Decrease
			Discount rate	12.3% - 13.0% / 12.6%	Decrease
			Growth rate	3.5%	Increase
			Exit multiple	2.3 - 41.0 / 26.3	Increase
Corporate Bonds	$2,383,392	Market approach	Transaction price	$100.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Term	1.4	Increase
			Volatility	75.0%	Increase
Preferred Securities	$4,281,021	Market approach	Transaction price	$100.00	Increase
A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$2,486,203,129
Gross unrealized depreciation	(1,593,292,632)
Net unrealized appreciation (depreciation)	$892,910,497
Tax cost	$10,135,772,272
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.
	Investment to be Acquired	Commitment Amount
Fidelity Growth Company K6 Fund	Twitter, Inc.	$2,689,621
Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.
Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.
At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.
Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.
As of period end, investments in Subsidiaries were as follows:
	$ Amount	% of Net Assets
Fidelity Growth Company K6 Fund	13,185,134.12
The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Growth Company K6 Fund	1,620,881,760	1,688,155,547
Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	20,643,753	183,683,206	416,265,589
Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	27,416,021	597,679,925
Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Growth Company K6 Fund	19,127,529	231,544,936	416,988,954
Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity Growth Company K6 Fund	142,380,312	2,958,974,001
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Growth Company K6 Fund	$40,040
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Company K6 Fund	Borrower	$39,399,000.32%		$345
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company K6 Fund	232,068,480	167,168,435	(38,912,829)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Company K6 Fund	$90,935	$11,006	$403,020
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $39.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022

Fidelity® Growth Company K6 Fund	.45%
Actual		$ 1,000	$ 706.90	$ 1.92
Hypothetical- B		$ 1,000	$ 1,022.69	$ 2.27

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth Company K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the fund compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Growth Company K6

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for the period ended 2019) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked is also included in the chart and was considered by the Board.

F idelity Growth Company K6 Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Growth Company K6 Fund
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
95
76
73
71
63
57
45
45
45
2017
2018
2019
2020
2021

	2017	2018	2019	2020	2021
TMG %	-	-	7%	9%	9%
Funds	-	-	1,025	739	719
ASPG Quartile	-	-	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison for the fund, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.   The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893923.102
GCF-K6-SANN-0722
Fidelity® Growth Company Fund

Semi-Annual Report
May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	10.9
NVIDIA Corp.	7.7
Amazon.com, Inc.	6.5
Microsoft Corp.	6.2
Alphabet, Inc. Class A	5.4
lululemon athletica, Inc.	3.4
Alphabet, Inc. Class C	3.1
Tesla, Inc.	2.2
Salesforce.com, Inc.	2.0
Meta Platforms, Inc. Class A	1.4
48.8

Market Sectors (% of Fund's net assets)

Information Technology	39.0
Consumer Discretionary	19.9
Communication Services	11.6
Health Care	11.3
Industrials	6.1
Consumer Staples	4.4
Energy	3.1
Materials	2.0
Financials	1.8
Real Estate	0.4
Utilities	0.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.4%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 11.5%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd.	309,214	3,621
Starry Group Holdings, Inc. (a)	1,070,381	9,508
Starry, Inc.	5,820,526	48,980
		62,109
Entertainment - 0.8%
Live Nation Entertainment, Inc. (b)	128,245	12,190
Netflix, Inc. (b)	761,096	150,271
Roblox Corp. (b)(c)	997,721	29,872
Roku, Inc. Class A (b)	1,551,897	147,275
The Walt Disney Co. (b)	167,642	18,514
		358,122
Interactive Media & Services - 10.1%
Alphabet, Inc.:
Class A (b)	1,079,816	2,456,841
Class C (b)	614,989	1,402,655
IAC (b)	41,574	3,546
Kuaishou Technology Class B (b)(d)	499,648	4,839
Meta Platforms, Inc. Class A (b)	3,239,090	627,217
Snap, Inc. Class A (b)	1,291,335	18,221
Taboola.com Ltd. (b)	1,227,738	3,978
Twitter, Inc. (b)	224,787	8,902
Vimeo, Inc. (b)	5,091,004	44,241
		4,570,440
Media - 0.0%
Comcast Corp. Class A	319,312	14,139
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (b)	1,673,628	223,078
TOTAL COMMUNICATION SERVICES		5,227,888
CONSUMER DISCRETIONARY - 19.6%
Automobiles - 2.7%
Neutron Holdings, Inc. (a)(b)(e)	1,546,251	45
Rad Power Bikes, Inc. (a)(b)(e)	1,182,568	6,551
Rivian Automotive, Inc. (d)	61,155	1,920
Rivian Automotive, Inc. (c)	5,790,588	181,824
Tesla, Inc. (b)	1,318,961	1,000,115
XPeng, Inc. ADR (b)	942,034	22,138
		1,212,593
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc. Class A (b)	130,725	15,801
Booking Holdings, Inc. (b)	111,636	250,462
Chipotle Mexican Grill, Inc. (b)	42,326	59,364
Dutch Bros, Inc. (c)	152,102	5,711
Expedia, Inc. (b)	438,347	56,691
F45 Training Holdings, Inc.	655,503	4,169
Hyatt Hotels Corp. Class A (b)	135,913	12,013
Marriott International, Inc. Class A	1,287,841	220,968
McDonald's Corp.	2,992	755
Penn National Gaming, Inc. (b)	2,153,695	68,832
Shake Shack, Inc. Class A (b)(c)	68,698	3,342
Sonder Holdings, Inc. (b)(c)	2,427,770	5,462
Sonder Holdings, Inc.	3,589,611	7,673
Sonder Holdings, Inc.:
rights (b)(e)	53,749	47
rights (b)(e)	53,749	42
rights (b)(e)	53,749	38
rights (b)(e)	53,749	34
rights (b)(e)	53,749	31
rights (b)(e)	53,748	29
Starbucks Corp.	896,995	70,414
Sweetgreen, Inc. Class A	1,196,651	21,875
Yum China Holdings, Inc. (c)	479,305	21,789
		825,542
Household Durables - 0.3%
Lennar Corp. Class A	1,253,323	100,579
PulteGroup, Inc.	217,282	9,834
Purple Innovation, Inc. (b)(c)	3,673,569	19,029
Vizio Holding Corp. (b)(c)	461,155	4,090
		133,532
Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. (b)	1,219,217	2,931,229
Etsy, Inc. (b)	89,242	7,239
JD.com, Inc. sponsored ADR	81,768	4,589
Ozon Holdings PLC ADR (b)(c)(e)	21,378	45
Pinduoduo, Inc. ADR (b)	160,046	8,058
Revolve Group, Inc. (b)(c)	1,998,632	58,720
RumbleON, Inc. Class B (b)(c)	326,424	5,193
The RealReal, Inc. (b)(c)	276,991	909
thredUP, Inc. (b)(c)	1,660,363	6,940
Wayfair LLC Class A (b)(c)	3,506,581	208,256
Zomato Ltd. (a)(b)	31,811,600	29,073
		3,260,251
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (b)(c)	67,921	948
Multiline Retail - 0.4%
Dollar General Corp.	155,270	34,212
Dollar Tree, Inc. (b)	251,287	40,289
Ollie's Bargain Outlet Holdings, Inc. (b)	1,846,843	86,746
Target Corp.	75,510	12,224
		173,471
Specialty Retail - 2.1%
Carvana Co. Class A (b)(c)	149,834	4,411
Fanatics, Inc. Class A (a)(e)	695,423	47,177
Five Below, Inc. (b)	215,147	28,096
Floor & Decor Holdings, Inc. Class A (b)	178,737	13,484
Lowe's Companies, Inc.	1,457,550	284,660
RH (b)	165,077	47,886
The Home Depot, Inc.	1,100,225	333,093
TJX Companies, Inc.	3,503,215	222,699
Volta, Inc. (a)(b)	2,923	7
		981,513
Textiles, Apparel & Luxury Goods - 5.1%
Canada Goose Holdings, Inc. (b)	1,225,622	24,612
Deckers Outdoor Corp. (b)	633,754	170,201
lululemon athletica, Inc. (b)	5,234,974	1,532,225
NIKE, Inc. Class B	1,405,656	167,062
On Holding AG (c)	4,542,127	93,795
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	7,668,892	302,154
Tory Burch LLC:
Class A (a)(b)(e)(f)	950,844	41,335
Class B (a)(b)(e)(f)	324,840	15,241
		2,346,625
TOTAL CONSUMER DISCRETIONARY		8,934,475
CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	102,071	25,055
Fever-Tree Drinks PLC	692,478	13,420
Keurig Dr. Pepper, Inc.	2,371,103	82,372
Monster Beverage Corp. (b)	2,293,336	204,382
PepsiCo, Inc.	591,552	99,233
The Coca-Cola Co.	4,448,868	281,969
		706,431
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	436,828	13,345
Blink Health LLC Series A1 (a)(b)(e)	173,460	5,561
Costco Wholesale Corp.	457,338	213,220
Grocery Outlet Holding Corp. (b)(c)	377,492	14,439
Kroger Co.	1,449,332	76,771
Performance Food Group Co. (b)	1,407,495	61,001
Sysco Corp.	1,082,121	91,093
The Real Good Food Co. LLC Class B (e)	616,906	0
		475,430
Food Products - 0.5%
Archer Daniels Midland Co.	357,022	32,425
Bunge Ltd.	753,469	89,150
Darling Ingredients, Inc. (b)	558,588	44,726
Kellogg Co. (c)	214,254	14,942
Laird Superfood, Inc. (b)	38,989	93
Mondelez International, Inc.	301,005	19,132
Oatly Group AB ADR (b)(c)	1,966,369	8,121
The Hershey Co.	78,160	16,547
The Real Good Food Co. LLC Class B unit (d)	616,906	4,158
The Real Good Food Co., Inc.	55,431	374
		229,668
Household Products - 0.3%
Church & Dwight Co., Inc.	237,241	21,366
Colgate-Palmolive Co.	332,971	26,241
Procter & Gamble Co.	466,378	68,968
		116,575
Personal Products - 0.2%
Olaplex Holdings, Inc. (c)	3,393,404	54,702
The Beauty Health Co. (a)(b)	2,884,717	41,165
The Beauty Health Co. (b)(c)	1,212,154	17,297
		113,164
Tobacco - 0.7%
Altria Group, Inc.	2,357,665	127,526
JUUL Labs, Inc. Class A (a)(b)(e)	44,067	1,765
Philip Morris International, Inc.	1,855,287	197,124
		326,415
TOTAL CONSUMER STAPLES		1,967,683
ENERGY - 3.1%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	1,203,724	43,310
Halliburton Co.	3,382,456	136,989
Schlumberger Ltd.	2,340,216	107,556
		287,855
Oil, Gas & Consumable Fuels - 2.4%
Cameco Corp. (c)	832,733	20,377
Devon Energy Corp.	318,285	23,840
EOG Resources, Inc.	782,782	107,210
Hess Corp.	3,714,500	457,144
Occidental Petroleum Corp.	589,695	40,872
Phillips 66 Co.	164,028	16,536
Pioneer Natural Resources Co.	366,174	101,774
Range Resources Corp. (b)	3,301,781	112,095
Reliance Industries Ltd.	4,598,338	156,007
Valero Energy Corp.	542,443	70,301
		1,106,156
TOTAL ENERGY		1,394,011
FINANCIALS - 1.8%
Banks - 0.6%
Bank of America Corp.	2,583,095	96,091
First Republic Bank	332,768	51,589
HDFC Bank Ltd. sponsored ADR	1,433,284	82,514
JPMorgan Chase & Co.	391,197	51,728
Wells Fargo & Co.	158,641	7,261
		289,183
Capital Markets - 0.7%
B3 SA - Brasil Bolsa Balcao	3,626,300	9,744
BlackRock, Inc. Class A	125,762	84,145
Charles Schwab Corp.	2,786,475	195,332
		289,221
Consumer Finance - 0.2%
American Express Co.	575,821	97,210
Discover Financial Services	84,853	9,630
		106,840
Diversified Financial Services - 0.3%
Adimab LLC (a)(b)(e)(f)	3,162,765	130,499
Ant International Co. Ltd. Class C (a)(b)(e)	2,440,816	4,662
		135,161
TOTAL FINANCIALS		820,405
HEALTH CARE - 10.7%
Biotechnology - 5.7%
4D Molecular Therapeutics, Inc. (b)	103,716	787
AbbVie, Inc.	411,354	60,621
ACADIA Pharmaceuticals, Inc. (b)	4,528,150	73,130
Adagio Therapeutics, Inc. (c)(g)	5,770,997	17,082
ADC Therapeutics SA (b)	777,954	5,321
Akouos, Inc. (b)	927,156	2,893
Akouos, Inc. (b)(d)	362,038	1,130
Alector, Inc. (b)	1,293,921	11,464
Allovir, Inc. (b)(c)	2,278,383	8,817
Alnylam Pharmaceuticals, Inc. (b)	2,531,867	318,509
Ambrx Biopharma, Inc. ADR	392,395	1,542
Amgen, Inc.	370,673	95,167
Arcutis Biotherapeutics, Inc. (b)	652,928	13,633
Argenx SE ADR (b)	658,326	203,620
Arrowhead Pharmaceuticals, Inc. (b)	96,606	3,223
Ascendis Pharma A/S sponsored ADR (b)	63,114	5,334
aTyr Pharma, Inc. (b)	1,018,945	2,863
Avidity Biosciences, Inc. (b)(c)	1,127,053	15,700
Axcella Health, Inc. (b)	2,473,650	5,244
Beam Therapeutics, Inc. (b)(c)	192,629	6,777
BeiGene Ltd. ADR (b)	960,658	131,821
BioNTech SE ADR (b)	2,066	338
BioXcel Therapeutics, Inc. (b)(c)(g)	1,422,954	16,649
Calyxt, Inc. (b)(c)	227,619	74
Century Therapeutics, Inc.	1,404,280	12,203
Cerevel Therapeutics Holdings (b)	5,631,647	147,155
ChemoCentryx, Inc. (b)	2,896,930	64,515
Cibus Corp.:
Series C (a)(b)(e)(f)	4,523,810	11,083
Series D (a)(b)(e)(f)	2,741,040	6,716
Series E (a)(b)(e)(f)	412,624	1,011
Codiak Biosciences, Inc. (b)(g)	1,147,045	3,200
Connect Biopharma Holdings Ltd. ADR (b)(c)	30,329	24
CRISPR Therapeutics AG (b)(c)	456,014	26,472
Cyclerion Therapeutics, Inc. (b)	229,594	143
Cyclerion Therapeutics, Inc. (a)(b)	543,695	339
Day One Biopharmaceuticals, Inc. (b)(c)	190,931	1,188
Denali Therapeutics, Inc. (b)	309,408	7,516
Deverra Therapeutics, Inc. (e)	59,780	85
EQRx, Inc. (b)(c)(g)	6,804,893	37,835
EQRx, Inc.:
rights (b)(e)	441,931	1,180
rights (b)(e)	189,399	400
Erasca, Inc.	364,089	1,973
Evelo Biosciences, Inc. (b)(c)	5,079,337	10,667
Exelixis, Inc. (b)	170,164	3,119
Foghorn Therapeutics, Inc. (b)	1,005,347	12,969
Gemini Therapeutics, Inc. (b)(c)	136,628	175
Generation Bio Co. (b)	2,403,453	13,507
Graphite Bio, Inc.	247,486	582
Icosavax, Inc. (b)	323,946	2,200
Imago BioSciences, Inc.	172,978	2,795
Immunocore Holdings PLC ADR (b)	464,117	13,158
Inhibrx, Inc. (b)(c)	540,458	7,064
Instil Bio, Inc. (b)	418,819	2,515
Intarcia Therapeutics, Inc. warrants 12/6/24 (b)(e)	156,370	0
Ionis Pharmaceuticals, Inc. (b)(g)	7,348,165	268,355
iTeos Therapeutics, Inc. (b)	107,026	1,873
Janux Therapeutics, Inc.	527,178	5,867
Karuna Therapeutics, Inc. (b)	1,320,420	137,746
Kinnate Biopharma, Inc. (b)	256,455	2,036
Kronos Bio, Inc. (b)(c)	120,053	447
Lexicon Pharmaceuticals, Inc. (b)(c)	1,917,395	3,394
Lyell Immunopharma, Inc. (c)	794,707	3,290
Moderna, Inc. (b)	670,359	97,423
Monte Rosa Therapeutics, Inc.	1,116,905	8,645
Morphic Holding, Inc. (b)	1,138,647	26,690
Nuvalent, Inc. Class A (b)	1,367,185	12,113
Omega Therapeutics, Inc. (b)	1,259,959	2,860
ORIC Pharmaceuticals, Inc. (b)	1,034,288	3,455
Poseida Therapeutics, Inc. (b)	2,057,812	4,671
Praxis Precision Medicines, Inc. (b)	1,471,872	12,217
Protagonist Therapeutics, Inc. (b)	671,905	5,886
Prothena Corp. PLC (b)	649,713	17,692
PTC Therapeutics, Inc. (b)	897,712	26,366
Recursion Pharmaceuticals, Inc. (b)(c)	623,587	3,816
Regeneron Pharmaceuticals, Inc. (b)	286,980	190,767
Relay Therapeutics, Inc. (b)	614,776	10,009
Rigel Pharmaceuticals, Inc. (b)(g)	9,013,678	16,315
Rubius Therapeutics, Inc. (b)(c)(g)	4,634,562	5,098
Sage Therapeutics, Inc. (b)	1,890,992	59,131
Saluda Medical Pty Ltd. warrants (a)(b)(e)	174,424	501
Sana Biotechnology, Inc. (b)(c)	520,527	2,670
Scholar Rock Holding Corp. (b)	1,107,660	5,560
Seagen, Inc. (b)	45,250	6,140
Seres Therapeutics, Inc. (b)(g)	4,644,053	14,397
Shattuck Labs, Inc. (b)	1,328,045	3,798
Sigilon Therapeutics, Inc. (b)	404,961	307
Silverback Therapeutics, Inc. (b)(c)	1,441,529	5,031
Springworks Therapeutics, Inc. (b)(g)	2,576,253	48,794
Synlogic, Inc. (b)	2,432,665	2,652
Syros Pharmaceuticals, Inc. (b)(d)	938,007	771
Syros Pharmaceuticals, Inc. warrants 10/10/22 (b)	100,060	0
Tango Therapeutics, Inc. (b)	953,883	6,381
Taysha Gene Therapies, Inc. (b)	971,182	2,477
Tenaya Therapeutics, Inc. (b)	264,939	1,775
TG Therapeutics, Inc. (b)	1,541,644	6,814
Twist Bioscience Corp. (b)	845,076	28,766
Tyra Biosciences, Inc.	166,391	1,136
Ultragenyx Pharmaceutical, Inc. (b)	67,268	3,155
uniQure B.V. (b)	372,062	5,343
UNITY Biotechnology, Inc. (b)(c)	484,709	383
Vaxcyte, Inc. (b)	1,013,780	24,321
Vera Therapeutics, Inc. (b)	581,902	8,461
Vertex Pharmaceuticals, Inc. (b)	117,616	31,598
Verve Therapeutics, Inc.	316,556	4,799
Vor Biopharma, Inc. (b)	372,746	1,569
Yumanity Therapeutics, Inc. (b)	524,960	562
Zai Lab Ltd. ADR (b)	559,966	16,295
Zentalis Pharmaceuticals, Inc. (b)	729,422	17,586
		2,571,732
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	260,195	30,563
DexCom, Inc. (b)	292,000	86,998
Insulet Corp. (b)	1,654,749	353,256
Intuitive Surgical, Inc. (b)	721,431	164,227
Novocure Ltd. (b)	4,010,192	322,339
Oddity Tech Ltd. (a)(e)	10,306	4,436
Outset Medical, Inc. (b)	1,492,486	32,536
Penumbra, Inc. (b)	5,139	755
Presbia PLC (b)(e)(g)	1,099,338	16
PROCEPT BioRobotics Corp.	455,549	17,821
PROCEPT BioRobotics Corp. (d)	518,247	20,274
Shockwave Medical, Inc. (b)	595,654	97,812
		1,131,033
Health Care Providers & Services - 0.7%
1Life Healthcare, Inc. (b)	981,201	8,311
23andMe Holding Co. Class A (b)(c)	1,018,425	3,055
Alignment Healthcare, Inc. (b)	1,803,601	19,262
AmerisourceBergen Corp.	120,866	18,709
Centene Corp. (b)	684,892	55,778
Guardant Health, Inc. (b)	170,111	6,971
Humana, Inc.	90,713	41,205
McKesson Corp.	84,902	27,906
Privia Health Group, Inc. (b)(c)	106,685	2,556
Progyny, Inc. (b)(c)	270,965	8,565
The Oncology Institute, Inc. (a)	1,815,080	16,354
UnitedHealth Group, Inc.	239,271	118,865
		327,537
Health Care Technology - 0.0%
DNA Script (a)(e)	463	354
DNA Script (a)(e)	1,769	1,353
		1,707
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. Class B (b)(d)	2,870,040	146,917
Absci Corp. (c)	4,370,800	15,953
Akoya Biosciences, Inc. (b)(c)	60,706	707
Danaher Corp.	35,581	9,387
ICON PLC (b)	20,740	4,641
Nanostring Technologies, Inc. (b)	230,261	3,601
Olink Holding AB ADR (b)	1,452,651	17,083
Seer, Inc. (b)	1,403,604	12,464
Thermo Fisher Scientific, Inc.	144,243	81,868
WuXi AppTec Co. Ltd. (H Shares) (d)	1,167,084	14,404
Wuxi Biologics (Cayman), Inc. (b)(d)	8,317,218	61,503
		368,528
Pharmaceuticals - 1.0%
4D Pharma PLC (b)(c)	2,676,997	1,108
Arvinas Holding Co. LLC (b)	188,908	7,876
Atea Pharmaceuticals, Inc. (b)(g)	4,532,529	35,716
Bristol-Myers Squibb Co.	417,097	31,470
Dragonfly Therapeutics, Inc. (a)(b)(e)	481,725	5,516
Eli Lilly & Co.	73,501	23,038
Fulcrum Therapeutics, Inc. (b)	1,163,210	8,282
GH Research PLC	1,092,094	10,943
Hansoh Pharmaceutical Group Co. Ltd. (d)	2,043,823	3,683
Harmony Biosciences Holdings, Inc. (b)(c)	1,852,117	80,752
Intra-Cellular Therapies, Inc. (b)	3,174,169	182,197
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	292,440	1,329
Nuvation Bio, Inc. (b)(c)	4,462,816	15,754
OptiNose, Inc. (b)(g)	4,336,191	8,911
Pfizer, Inc.	345,592	18,330
Pharvaris BV (b)	141,628	2,510
Pliant Therapeutics, Inc. (b)	559,463	3,150
Sienna Biopharmaceuticals, Inc. (b)(g)	1,559,140	0
Skyhawk Therapeutics, Inc. (a)(e)	603,195	5,845
Theravance Biopharma, Inc. (b)	964,596	8,469
Theseus Pharmaceuticals, Inc.	258,287	1,743
UCB SA	103,333	9,114
		465,736
TOTAL HEALTH CARE		4,866,273
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (b)	35,700	3,283
Lockheed Martin Corp.	132,471	58,302
Raytheon Technologies Corp.	482,014	45,849
Space Exploration Technologies Corp. Class A (a)(b)(e)	4,182,100	292,747
The Boeing Co. (b)	100,633	13,223
		413,404
Air Freight & Logistics - 0.2%
Delhivery Private Ltd. (a)	2,969,100	18,260
FedEx Corp.	88,026	19,769
United Parcel Service, Inc. Class B	259,750	47,339
		85,368
Airlines - 1.5%
Delta Air Lines, Inc. (b)	3,475,090	144,877
JetBlue Airways Corp. (b)	8,399,710	90,213
Ryanair Holdings PLC sponsored ADR (b)	97,196	8,475
Southwest Airlines Co. (b)	4,806,096	220,408
Spirit Airlines, Inc. (b)	1,794,851	37,602
United Airlines Holdings, Inc. (b)	1,782,862	84,918
Wheels Up Experience, Inc. (a)(b)	166,281	421
Wheels Up Experience, Inc.:
Class A (b)	7,059,184	17,860
rights (b)(e)	80,889	63
rights (b)(e)	80,889	51
rights (b)(e)	80,890	41
Wizz Air Holdings PLC (b)(d)	2,313,511	85,125
		690,054
Building Products - 0.0%
Trane Technologies PLC	138,179	19,077
Construction & Engineering - 0.1%
Fluor Corp. (b)	339,014	9,570
MasTec, Inc. (b)(c)	175,136	14,640
Quanta Services, Inc.	103,577	12,326
		36,536
Electrical Equipment - 0.3%
AMETEK, Inc.	10,252	1,245
Eaton Corp. PLC	181,341	25,134
Emerson Electric Co.	324,864	28,802
Fluence Energy, Inc. (c)	199,159	1,952
Generac Holdings, Inc. (b)	160,054	39,546
Rockwell Automation, Inc.	112,684	24,024
		120,703
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	110,860	21,465
Machinery - 0.7%
Caterpillar, Inc.	400,943	86,544
Deere & Co.	308,775	110,474
Illinois Tool Works, Inc.	196,548	40,896
Ingersoll Rand, Inc.	278,994	13,155
Xylem, Inc.	763,462	64,322
		315,391
Professional Services - 0.0%
Clarivate Analytics PLC (b)	52,672	778
LegalZoom.com, Inc. (c)	443,409	5,809
Sterling Check Corp. (c)	258,466	4,802
		11,389
Road & Rail - 1.9%
Avis Budget Group, Inc. (b)	2,260,518	430,131
Bird Global, Inc. (a)	961,227	728
Bird Global, Inc.:
rights (b)(e)	133,323	8
rights (b)(e)	133,322	4
rights (b)(e)	133,322	1
Class A (b)	3,591,576	2,720
Canadian Pacific Railway Ltd.	394,871	28,210
CSX Corp.	1,492,957	47,461
Hertz Global Holdings, Inc. (c)	1,446,001	29,021
Lyft, Inc. (b)	938,601	16,594
Uber Technologies, Inc. (b)	4,244,208	98,466
Union Pacific Corp. (c)	1,018,804	223,913
		877,257
TOTAL INDUSTRIALS		2,590,644
INFORMATION TECHNOLOGY - 38.4%
Communications Equipment - 0.5%
Arista Networks, Inc. (b)	330,189	33,772
Ciena Corp. (b)	2,848,889	144,781
Infinera Corp. (b)(c)(g)	11,326,603	64,901
		243,454
Electronic Equipment & Components - 0.1%
Arlo Technologies, Inc. (b)	869,927	6,159
II-VI, Inc. (b)(c)	382,647	23,915
TE Connectivity Ltd.	13,297	1,720
Trimble, Inc. (b)	532,684	36,249
		68,043
IT Services - 3.5%
Accenture PLC Class A	177,897	53,095
Actua Corp. (b)(e)	1,299,520	13
Block, Inc. Class A (b)(c)	729,470	63,836
CI&T, Inc. Class A	264,644	3,824
Cloudflare, Inc. (b)	4,275,082	239,405
MasterCard, Inc. Class A	1,293,408	462,872
MongoDB, Inc. Class A (b)	25,929	6,149
Okta, Inc. (b)	198,715	16,503
PayPal Holdings, Inc. (b)	1,663,598	141,755
Shopify, Inc. Class A (b)	200,142	75,137
Snowflake, Inc. (b)	113,729	14,518
Thoughtworks Holding, Inc.	238,007	4,120
Toast, Inc.	30,179	490
Twilio, Inc. Class A (b)	25,164	2,646
Visa, Inc. Class A	2,357,552	500,202
		1,584,565
Semiconductors & Semiconductor Equipment - 11.7%
Advanced Micro Devices, Inc. (b)	3,442,417	350,645
Applied Materials, Inc.	1,466,445	171,999
ASML Holding NV	164,387	94,735
Broadcom, Inc.	127,325	73,865
Cirrus Logic, Inc. (b)	1,583,110	129,087
Enphase Energy, Inc. (b)	185,192	34,481
First Solar, Inc. (b)	550,286	38,856
GlobalFoundries, Inc.	452,761	27,025
Intel Corp.	341,786	15,182
KLA Corp.	188,309	68,705
Lam Research Corp.	43,280	22,507
Marvell Technology, Inc.	2,245,045	132,794
Micron Technology, Inc.	178,097	13,151
NVIDIA Corp.	18,833,124	3,516,521
onsemi (b)	174,337	10,579
Qualcomm, Inc.	538,688	77,151
Silicon Laboratories, Inc. (b)(g)	1,966,237	293,284
SiTime Corp. (b)	323,575	68,921
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	393,434	37,494
Teradyne, Inc.	229,754	25,103
Texas Instruments, Inc.	449,603	79,472
Wolfspeed, Inc. (b)(c)	323,888	24,366
		5,305,923
Software - 11.0%
Adobe, Inc. (b)	624,811	260,221
Atlassian Corp. PLC (b)	25,214	4,471
Autodesk, Inc. (b)	420,474	87,353
Avalara, Inc. (b)(c)	87,205	7,384
AvidXchange Holdings, Inc.	491	4
Bill.Com Holdings, Inc. (b)	13,216	1,563
Black Knight, Inc. (b)	256,647	17,429
C3.Ai, Inc. (b)(c)	655,220	12,397
Clear Secure, Inc.	2,511	69
Clearwater Analytics Holdings, Inc. (c)	177,403	2,503
Coupa Software, Inc. (b)	65,569	4,510
Crowdstrike Holdings, Inc. (b)	256,986	41,115
Datadog, Inc. Class A (b)	97,834	9,332
Elastic NV (b)	180,129	11,105
Epic Games, Inc. (a)(b)(e)	51,800	48,174
ForgeRock, Inc. (c)	176,255	3,377
HubSpot, Inc. (b)	94,978	32,073
Informatica, Inc. (c)	288,385	5,883
Intuit, Inc.	201,943	83,697
Microsoft Corp.	10,266,754	2,791,222
Nutanix, Inc. Class A (b)(g)	12,185,136	197,399
Oracle Corp.	2,941,761	211,571
Paycom Software, Inc. (b)	52,412	14,903
Paylocity Holding Corp. (b)(c)	82,983	14,510
Pine Labs Private Ltd. (a)(e)	4,120	2,306
RingCentral, Inc. (b)	30,141	1,903
Riskified Ltd.:
Class A (d)	118,325	615
Class B	1,558,874	8,106
Salesforce.com, Inc. (b)	5,566,769	892,019
Samsara, Inc. (c)	272,621	3,067
SentinelOne, Inc. (c)	261,658	6,225
ServiceNow, Inc. (b)	190,513	89,059
Stripe, Inc. Class B (a)(b)(e)	205,500	5,579
The Trade Desk, Inc. (b)	78,983	4,111
UiPath, Inc. Class A (b)(c)	1,913,728	32,667
Workday, Inc. Class A (b)	99,100	15,489
Zoom Video Communications, Inc. Class A (b)	188,037	20,205
Zscaler, Inc. (b)	274,693	42,053
		4,985,669
Technology Hardware, Storage & Peripherals - 11.6%
Apple, Inc.	33,420,848	4,974,362
Pure Storage, Inc. Class A (b)	11,232,660	266,551
Samsung Electronics Co. Ltd.	416,325	22,585
		5,263,498
TOTAL INFORMATION TECHNOLOGY		17,451,152
MATERIALS - 1.9%
Chemicals - 0.9%
Albemarle Corp. U.S.	95,437	24,854
CF Industries Holdings, Inc.	908,929	89,775
Corteva, Inc.	2,511,006	157,239
DuPont de Nemours, Inc.	683,910	46,403
Nutrien Ltd.	462,538	45,202
The Mosaic Co.	828,341	51,896
		415,369
Containers & Packaging - 0.1%
Sealed Air Corp.	212,340	13,203
Metals & Mining - 0.9%
Barrick Gold Corp. (Canada)	2,363,888	48,423
Freeport-McMoRan, Inc.	6,574,504	256,932
Newmont Corp.	893,978	60,656
Rio Tinto PLC sponsored ADR	670,515	49,243
		415,254
TOTAL MATERIALS		843,826
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	290,199	74,329
Equinix, Inc.	20,903	14,362
Simon Property Group, Inc.	262,006	30,039
		118,730
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	409,075	33,888
WeWork, Inc. (b)	6,285,794	45,823
		79,711
TOTAL REAL ESTATE		198,441
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (d)	280,100	31,570
TOTAL COMMON STOCKS (Cost $18,687,484)		44,326,368

Preferred Stocks - 2.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series B(a)(b)(e)	384,303	14,181
Series E(a)(e)	24,203	893
Series F(a)(e)	114,996	4,243
		19,317
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(e)	154,174	854
Series C(a)(b)(e)	606,658	3,361
Series D(a)(e)	1,071,300	5,935
		10,150
Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(e)	7,000	3,854
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(b)(e)(f)	56,343	13,106
Series 4(a)(b)(e)(f)	5,142	1,136
Series 5(a)(b)(e)(f)	20,652	4,227
		22,323
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(a)(b)(e)	125,688	25,332
Series H(a)(e)	104,311	21,024
Instacart, Inc.:
Series H(a)(b)(e)	72,310	3,502
Series I(a)(b)(e)	32,756	1,586
		51,444
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(e)	900,884	8,252
Series D(a)(e)	502,404	4,602
Laronde, Inc. Series B (a)(e)	344,496	5,784
		18,638
TOTAL CONSUMER DISCRETIONARY		102,555

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (a)(b)(e)	927,374	29,732

Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(e)	1,060,308	6,468
Series D(a)(e)	852,431	5,140
Bowery Farming, Inc. Series C1 (a)(e)	130,916	4,654
		16,262
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(e)	22,033	883

TOTAL CONSUMER STAPLES		46,877

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(e)	416,094	1,872
Series C(a)(b)(e)	559,977	2,520
		4,392
HEALTH CARE - 0.6%
Biotechnology - 0.5%
Ankyra Therapeutics Series B (a)(e)	1,356,730	4,450
Asimov, Inc. Series B (a)(e)	82,174	5,024
Bright Peak Therapeutics AG Series B (a)(e)	1,272,915	2,928
Caris Life Sciences, Inc. Series D (a)(e)	1,235,035	6,842
Castle Creek Biosciences, Inc.:
Series D1(a)(e)	19,720	3,224
Series D2(a)(e)	6,341	1,037
Deep Genomics, Inc. Series C (a)(e)	682,293	5,677
Dianthus Therapeutics, Inc. Series A (a)(e)	1,162,827	3,483
Element Biosciences, Inc.:
Series B(a)(b)(e)	1,096,312	14,976
Series C(a)(e)	480,109	6,558
ElevateBio LLC Series C (a)(b)(e)	1,534,100	7,015
Generate Biomedicines Series B (a)(e)	820,747	5,532
Inscripta, Inc.:
Series D(a)(b)(e)	1,690,173	10,276
Series E(a)(b)(e)	1,086,476	6,606
Intarcia Therapeutics, Inc.:
Series CC(a)(b)(e)	1,051,411	0
Series DD(a)(b)(e)	1,543,687	0
Korro Bio, Inc.:
Series B1(a)(e)	1,436,500	2,198
Series B2(a)(e)	1,348,657	2,063
LifeMine Therapeutics, Inc. Series C (a)(e)	7,794,524	10,678
National Resilience, Inc.:
Series B(a)(b)(e)	1,277,345	77,663
Series C(a)(e)	379,000	23,043
Quell Therapeutics Ltd. Series B (a)(e)	3,870,630	3,793
SalioGen Therapeutics, Inc. Series B (a)(e)	51,683	3,092
Saluda Medical Pty Ltd. Series D (a)(e)	581,414	5,842
Sonoma Biotherapeutics, Inc.:
Series B(a)(e)	2,497,760	3,497
Series B1(a)(e)	1,332,116	1,865
T-Knife Therapeutics, Inc. Series B (a)(e)	995,165	3,165
Treeline Biosciences Series A (a)(e)	1,219,600	5,781
		226,308
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (a)(b)(e)	5,899,008	4,391

Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (a)(b)(e)	2,899,016	2,174
Conformal Medical, Inc. Series C (a)(b)(e)	1,067,180	3,511
Scorpion Therapeutics, Inc. Series B (a)(b)(e)	1,325,354	1,339
		7,024
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(e)	101,470	5,054
Series E1(a)(e)	66,006	3,288
DNA Script:
Series B(a)(e)	22	17
Series C(a)(e)	10,882	8,324
Omada Health, Inc. Series E (a)(e)	2,558,060	15,336
PrognomIQ, Inc.:
Series A5(a)(b)(e)	372,687	775
Series B(a)(b)(e)	1,111,446	2,312
Series C(a)(e)	290,995	605
Wugen, Inc. Series B (a)(e)	493,529	2,137
		37,848
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(b)(e)	16,803	2,987
Series C(a)(b)(e)	13,100	2,328
Galvanize Therapeutics Series B (a)(e)	4,342,265	7,518
Nohla Therapeutics, Inc. Series B (a)(b)(e)	9,124,200	0
		12,833
TOTAL HEALTH CARE		288,404

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Series G (a)(b)(e)	216,276	151,393

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(e)	54,111	5,583
Series B, 6.00%(a)(e)	71,156	7,341
		12,924
TOTAL INDUSTRIALS		164,317

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Meesho Series F (a)(e)	309,354	21,698
Xsight Labs Ltd. Series D (a)(b)(e)	787,863	5,893
		27,591
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(e)	4,067,736	4,510
Menlo Micro, Inc. Series C (a)(e)	4,423,488	4,656
		9,166
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(b)(e)	923,523	29
ByteDance Ltd. Series E1 (a)(b)(e)	403,450	54,042
		54,071
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(e)	190,608	3,869
Astera Labs, Inc.:
Series A(a)(e)	316,595	3,220
Series B(a)(e)	53,906	548
Series C(a)(e)	1,811,000	18,417
Series D(a)(e)	1,074,629	10,928
GaN Systems, Inc.:
Series F1(a)(e)	287,190	1,927
Series F2(a)(e)	151,648	1,018
SiMa.ai:
Series B(a)(e)	1,596,216	11,319
Series B1(a)(e)	106,922	758
		52,004
Software - 0.3%
Bolt Technology OU Series E (a)(e)	72,621	17,931
Databricks, Inc.:
Series G(a)(b)(e)	83,432	12,185
Series H(a)(e)	91,057	13,299
Dataminr, Inc. Series D (a)(b)(e)	1,773,901	37,323
Evozyne LLC Series A (a)(b)(e)	444,700	5,754
Jet.Com, Inc. Series B1 (Escrow) (a)(b)(e)	7,578,338	0
Nuvia, Inc. Series B (a)(b)	1,235,787	1,010
Skyryse, Inc. Series B (a)(e)	568,445	14,029
Stripe, Inc. Series H (a)(b)(e)	88,200	2,395
Tenstorrent, Inc. Series C1 (a)(b)(e)	92,100	5,183
		109,109
TOTAL INFORMATION TECHNOLOGY		251,941

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(e)	186,833	9,345

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(e)	1,704,625	48,735

TOTAL MATERIALS		58,080

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(e)	80,057	3,795

TOTAL CONVERTIBLE PREFERRED STOCKS		939,678
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(e)	17,893,728	517
Waymo LLC Series A2 (a)(b)(e)	44,767	4,106
		4,623
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (a)	604,608	29,147

TOTAL CONSUMER DISCRETIONARY		33,770

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(e)	46,864	8,137
Faraday Pharmaceuticals, Inc. Series B (a)(b)(e)	641,437	552
		8,689
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(e)	9,846	5,510
Series A(a)(e)	2,460	1,377
Series B(a)(e)	2,677	1,498
Series B2(a)(e)	2,165	1,212
Series C(a)(e)	4,028	2,254
Series C1(a)(e)	848	475
Series D(a)(e)	907	508
		12,834
TOTAL NONCONVERTIBLE PREFERRED STOCKS		55,293
TOTAL PREFERRED STOCKS (Cost $913,648)		994,971

Convertible Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 10/27/25 (a)(e)(i)	7,504	6,877
4% 5/22/27 (a)(e)	3,596	4,168
4% 6/12/27 (a)(e)	743	861
		11,906
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. 0% (a)(e)(j)	1,190	1,190
TOTAL CONVERTIBLE BONDS (Cost $13,033)		13,096

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (a)(e)	13,682	2,679
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (a)(e)(j)	8,368	8,368
TOTAL HEALTH CARE		11,047
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (a)(e)	1,732	1,732
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (a)(e)(j)	6,731	6,731
Software - 0.0%
Tenstorrent, Inc. 0% (a)(e)(j)	5,120	5,120
TOTAL INFORMATION TECHNOLOGY		13,583
TOTAL PREFERRED SECURITIES (Cost $35,633)		24,630

Money Market Funds - 2.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (k)	159,723,841	159,756
Fidelity Securities Lending Cash Central Fund 0.82% (k)(l)	747,927,097	748,002
TOTAL MONEY MARKET FUNDS (Cost $907,754)		907,758

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $20,557,552)	46,266,823
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(783,761)
NET ASSETS - 100.0%	45,483,062

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,787,009,000 or 3.9% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $376,909,000 or 0.8% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	47,869
AgBiome LLC Series C	6/29/18	6,716
AgBiome LLC Series D	9/03/21	5,053
Aledade, Inc. Series B1	5/07/21	3,885
Aledade, Inc. Series E1	5/20/22	3,288
Alif Semiconductor Series C	3/08/22	3,869
Ankyra Therapeutics Series B	8/26/21	7,641
Ant International Co. Ltd. Class C	5/16/18	9,303
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Asimov, Inc. Series B	10/29/21	7,616
Astera Labs, Inc. Series A	5/17/22	3,220
Astera Labs, Inc. Series B	5/17/22	548
Astera Labs, Inc. Series C	8/24/21	6,088
Astera Labs, Inc. Series D	5/17/22	10,928
Beta Technologies, Inc. Series A	4/09/21	3,965
Beta Technologies, Inc. Series B, 6.00%	4/04/22	7,341
Bird Global, Inc.	5/11/21	9,612
Blink Health LLC Series A1	12/30/20	4,699
Blink Health LLC Series C	11/07/19 - 7/14/21	35,402
Bolt Technology OU Series E	1/03/22	18,867
Boundless Bio, Inc. Series B	4/23/21	3,914
Bowery Farming, Inc. Series C1	5/18/21	7,888
Bright Peak Therapeutics AG Series B	5/14/21	4,972
ByteDance Ltd. Series E1	11/18/20	44,208
Caris Life Sciences, Inc. Series D	5/11/21	10,004
Castle Creek Biosciences, Inc. Series D1	4/19/22	4,240
Castle Creek Biosciences, Inc. Series D2	6/28/21	1,087
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	6,920
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	5,395
Cibus Corp. Series C	2/16/18	9,500
Cibus Corp. Series D	5/10/19	3,426
Cibus Corp. Series E	6/23/21	726
Circle Internet Financial Ltd. Series E	5/11/21	9,813
Conformal Medical, Inc. Series C	7/24/20	3,913
Cyclerion Therapeutics, Inc.	4/02/19	8,052
Databricks, Inc. Series G	2/01/21	14,798
Databricks, Inc. Series H	8/31/21	20,074
Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617
Deep Genomics, Inc. Series C	7/21/21	9,894
Delhivery Private Ltd.	5/20/21	14,493
Diamond Foundry, Inc. Series C	3/15/21	40,911
Dianthus Therapeutics, Inc. Series A	4/06/22	5,054
Discord, Inc. Series I	9/15/21	3,854
DNA Script	12/17/21	1,788
DNA Script Series B	12/17/21	18
DNA Script Series C	10/01/21	9,466
Dragonfly Therapeutics, Inc.	12/19/19	12,746
Element Biosciences, Inc. Series B	12/13/19	5,745
Element Biosciences, Inc. Series C	6/21/21	9,869
ElevateBio LLC Series C	3/09/21	6,436
Enevate Corp. Series E	1/29/21	4,510
Enevate Corp. 0% 1/29/23	1/29/21	1,732
Epic Games, Inc.	7/13/20 - 7/30/20	29,786
Evozyne LLC Series A	4/09/21	9,992
Fanatics, Inc. Class A	8/13/20 - 12/15/21	18,962
Faraday Pharmaceuticals, Inc. Series B	12/30/19	843
Farmers Business Network, Inc. Series G	9/15/21	11,613
Freenome, Inc. Series C	8/14/20	5,958
Freenome, Inc. Series D	11/22/21	3,789
Galvanize Therapeutics Series B	3/29/22	7,518
GaN Systems, Inc. Series F1	11/30/21	2,435
GaN Systems, Inc. Series F2	11/30/21	1,286
GaN Systems, Inc. 0%	11/30/21	6,731
Generate Biomedicines Series B	11/02/21	9,726
GoBrands, Inc. Series G	3/02/21	31,386
GoBrands, Inc. Series H	7/22/21	40,524
Inscripta, Inc. Series D	11/13/20	7,724
Inscripta, Inc. Series E	3/30/21	9,594
Instacart, Inc. Series H	11/13/20	4,339
Instacart, Inc. Series I	2/26/21	4,095
Intarcia Therapeutics, Inc. Series CC	11/14/12	14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000
Intarcia Therapeutics, Inc. 6% 7/18/22	2/26/19	13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class A	7/06/18	1,299
JUUL Labs, Inc. Series E	7/06/18	650
Kardium, Inc. Series D6	12/30/20	5,992
Kardium, Inc. 0%	12/30/20	8,368
Korro Bio, Inc. Series B1	12/17/21	3,749
Korro Bio, Inc. Series B2	12/17/21	3,749
Laronde, Inc. Series B	8/13/21	9,646
LifeMine Therapeutics, Inc. Series C	2/15/22	15,874
Meesho Series F	9/21/21	23,719
Menlo Micro, Inc. Series C	2/09/22	5,863
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	7,719
MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	720
MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	2,943
National Resilience, Inc. Series B	12/01/20	17,449
National Resilience, Inc. Series C	6/28/21	16,831
Neutron Holdings, Inc.	2/04/21	15
Neutron Holdings, Inc. Series 1D	1/25/19	4,339
Neutron Holdings, Inc. 4% 10/27/25	10/29/21	7,504
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743
Nohla Therapeutics, Inc. Series B	5/01/18	3,199
Nuvia, Inc. Series B	3/16/21	1,010
Oddity Tech Ltd.	1/06/22	4,436
Omada Health, Inc. Series E	12/22/21	15,336
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992
Paragon Biosciences Emalex Capital, Inc. 0%	5/18/22	1,190
Pine Labs Private Ltd.	6/30/21	1,536
Pine Labs Private Ltd. Series 1	6/30/21	3,671
Pine Labs Private Ltd. Series A	6/30/21	917
Pine Labs Private Ltd. Series B	6/30/21	998
Pine Labs Private Ltd. Series B2	6/30/21	807
Pine Labs Private Ltd. Series C	6/30/21	1,502
Pine Labs Private Ltd. Series C1	6/30/21	316
Pine Labs Private Ltd. Series D	6/30/21	338
PrognomIQ, Inc. Series A5	8/20/20	225
PrognomIQ, Inc. Series B	9/11/20	2,540
PrognomIQ, Inc. Series C	2/16/22	890
Quell Therapeutics Ltd. Series B	11/24/21	7,315
Rad Power Bikes, Inc.	1/21/21	5,705
Rad Power Bikes, Inc. Series A	1/21/21	744
Rad Power Bikes, Inc. Series C	1/21/21	2,926
Rad Power Bikes, Inc. Series D	9/17/21	10,267
Reddit, Inc. Series B	7/26/17	5,456
Reddit, Inc. Series E	5/18/21	1,028
Reddit, Inc. Series F	8/11/21	7,106
Redwood Materials Series C	5/28/21	3,795
SalioGen Therapeutics, Inc. Series B	12/10/21	5,471
Saluda Medical Pty Ltd. Series D	1/20/22	7,416
Saluda Medical Pty Ltd. warrants	1/20/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	3,207
SiMa.ai Series B	5/10/21	8,184
SiMa.ai Series B1	4/25/22	758
Skyhawk Therapeutics, Inc.	5/21/21	9,904
Skyryse, Inc. Series B	10/21/21	14,029
Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949
Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	38,201
Space Exploration Technologies Corp. Series G	1/20/15	16,753
Starry Group Holdings, Inc.	10/06/21	8,028
Stripe, Inc. Class B	5/18/21	8,246
Stripe, Inc. Series H	3/15/21	3,539
T-Knife Therapeutics, Inc. Series B	6/30/21	5,741
Tenstorrent, Inc. Series C1	4/23/21	5,476
Tenstorrent, Inc. 0%	4/23/21	5,120
The Beauty Health Co.	12/08/20	28,847
The Oncology Institute, Inc.	6/28/21	18,151
Tory Burch LLC Class A	5/14/15	67,653
Tory Burch LLC Class B	12/31/12	17,505
Treeline Biosciences Series A	7/30/21	9,546
Volta, Inc.	2/07/21	29
Waymo LLC Series A2	5/08/20	3,844
Wheels Up Experience, Inc.	2/01/21	1,663
Wugen, Inc. Series B	7/09/21	3,827
Xsight Labs Ltd. Series D	2/16/21	6,300
Zomato Ltd.	12/09/20 - 2/10/21	22,352

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	281,491	1,622,311	1,744,046	154	-	-	159,756	0.3%
Fidelity Securities Lending Cash Central Fund 0.82%	684,682	1,583,244	1,519,924	2,250	-	-	748,002	2.0%
Total	966,173	3,205,555	3,263,970	2,404	-	-	907,758

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Adagio Therapeutics, Inc.	-	-	-	-	-	-	-
Adagio Therapeutics, Inc.	178,946	-	-	-	-	(148,614)	-
Adagio Therapeutics, Inc.	86,904	2,384	1,883	-	(1,288)	(99,367)	17,082
Atea Pharmaceuticals, Inc.	38,238	40	1,403	-	(919)	(240)	35,716
Avis Budget Group, Inc.	803,171	-	148,397	-	99,417	(324,060)	-
Axcella Health, Inc.	6,027	964	185	-	(118)	(1,444)	-
BioXcel Therapeutics, Inc.	34,070	-	1,071	-	(575)	(15,775)	16,649
Codiak Biosciences, Inc.	15,271	-	337	-	(130)	(11,604)	3,200
EQRx, Inc.	-	3,359	686	-	82	(999)	37,835
Infinera Corp.	94,799	1,142	3,921	-	(262)	(26,857)	64,901
Ionis Pharmaceuticals, Inc.	205,658	205	15,057	-	3,647	73,902	268,355
Kaleido Biosciences, Inc.	8,455	-	708	-	(29,701)	21,954	-
Nutanix, Inc. Class A	414,493	7,861	14,177	-	3,559	(214,337)	197,399
OptiNose, Inc.	6,426	1,007	531	-	(1,378)	3,387	8,911
Presbia PLC	16	-	-	-	-	-	16
Rigel Pharmaceuticals, Inc.	25,645	-	1,547	-	(1,182)	(6,601)	16,315
Rubius Therapeutics, Inc.	59,612	84	1,250	-	(415)	(52,933)	5,098
Seres Therapeutics, Inc.	52,178	-	1,417	-	956	(37,320)	14,397
Sienna Biopharmaceuticals, Inc.	-	-	-	-	(172)	172	-
Silicon Laboratories, Inc.	480,477	-	81,229	-	30,653	(136,617)	293,284
Springworks Therapeutics, Inc.	88,469	76,809	5,467	-	436	(111,453)	48,794
The Oncology Institute, Inc.	10,602	-	-	-	-	5,752	-
Total	2,609,457	93,855	279,266	-	102,610	(1,083,054)	1,027,952

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,247,205	5,169,400	58,488	19,317
Consumer Discretionary	9,070,800	8,787,107	65,900	217,793
Consumer Staples	2,014,560	1,960,357	-	54,203
Energy	1,394,011	1,394,011	-	-
Financials	824,797	685,244	-	139,553
Health Care	5,163,366	4,765,166	62,611	335,589
Industrials	2,754,961	2,279,469	18,260	457,232
Information Technology	17,715,927	17,396,090	-	319,837
Materials	901,906	843,826	-	58,080
Real Estate	198,441	198,441	-	-
Utilities	35,365	-	31,570	3,795

Corporate Bonds	13,096	-	-	13,096

Preferred Securities	24,630	-	-	24,630

Money Market Funds	907,758	907,758	-	-
Total Investments in Securities:	46,266,823	44,386,869	236,829	1,643,125

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,721,781
Net Realized Gain (Loss) on Investment Securities	(95,202)
Net Unrealized Gain (Loss) on Investment Securities	(119,176)
Cost of Purchases	140,768
Proceeds of Sales	(3,166)
Amortization/Accretion	-
Transfers into Level 3	13,303
Transfers out of Level 3	(15,183)
Ending Balance	$1,643,125
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2022	$(211,626)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		May 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $720,108) - See accompanying schedule:	$44,331,113
Unaffiliated issuers (cost $17,769,749)
Fidelity Central Funds (cost $907,754)	907,758
Other affiliated issuers (cost $1,880,049)	1,027,952

Total Investment in Securities (cost $20,557,552)		$46,266,823
Cash		238
Receivable for investments sold		47,440
Receivable for fund shares sold		49,760
Dividends receivable		25,705
Interest receivable		374
Distributions receivable from Fidelity Central Funds		290
Prepaid expenses		10
Other receivables		1,907
Total assets		46,392,547
Liabilities
Payable for investments purchased	$58,368
Payable for fund shares redeemed	59,304
Accrued management fee	28,829
Other affiliated payables	4,152
Other payables and accrued expenses	10,887
Collateral on securities loaned	747,945
Total Liabilities		909,485
Net Assets		$45,483,062
Net Assets consist of:
Paid in capital		$16,336,922
Total accumulated earnings (loss)		29,146,140
Net Assets		$45,483,062

Net Asset Value and Maximum Offering Price
Growth Company :
Net Asset Value , offering price and redemption price per share ($36,160,559 ÷ 1,356,405 shares)		$26.66
Class K :
Net Asset Value , offering price and redemption price per share ($9,322,503 ÷ 348,338 shares)		$26.76

Statement of Operations
Amounts in thousands		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$128,683
Interest		115
Income from Fidelity Central Funds (including $2,250 from security lending)		2,404
Total Income		131,202
Expenses
Management fee
Basic fee	$146,627
Performance adjustment	53,866
Transfer agent fees	25,424
Accounting fees	1,244
Custodian fees and expenses	395
Independent trustees' fees and expenses	105
Registration fees	242
Audit	153
Legal	13
Interest	11
Miscellaneous	113
Total expenses before reductions	228,193
Expense reductions	(909)
Total expenses after reductions		227,284
Net Investment income (loss)		(96,082)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,596,530
Affiliated issuers	102,610
Foreign currency transactions	26
Total net realized gain (loss)		3,699,166
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,725)	(22,274,971)
Affiliated issuers	(1,083,054)
Unfunded commitments	3,549
Assets and liabilities in foreign currencies	(273)
Total change in net unrealized appreciation (depreciation)		(23,354,749)
Net gain (loss)		(19,655,583)
Net increase (decrease) in net assets resulting from operations		$(19,751,665)

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(96,082)	$(237,132)
Net realized gain (loss)	3,699,166	12,477,339
Change in net unrealized appreciation (depreciation)	(23,354,749)	5,641,278
Net increase (decrease) in net assets resulting from operations	(19,751,665)	17,881,485
Distributions to shareholders	(6,433,347)	(5,205,937)
Share transactions - net increase (decrease)	1,828,844	(4,817,747)
Total increase (decrease) in net assets	(24,356,168)	7,857,801

Net Assets
Beginning of period	69,839,230	61,981,429
End of period	$45,483,062	$69,839,230

Fidelity® Growth Company Fund

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018 A	2017 A
Selected Per-Share Data
Net asset value, beginning of period	$41.75	$34.49	$21.54	$18.79	$18.53	$14.28
Income from Investment Operations
Net investment income (loss) B,C	(.06)	(.14) D	(.10)	(.04)	(.01) E	(.01)
Net realized and unrealized gain (loss)	(11.14)	10.31	13.87	3.81	1.12	5.08
Total from investment operations	(11.20)	10.17	13.77	3.77	1.11	5.07
Distributions from net investment income	-	-	-	-	-	(.01)
Distributions from net realized gain	(3.89)	(2.91)	(.82)	(1.02)	(.85)	(.81)
Total distributions	(3.89)	(2.91)	(.82)	(1.02)	(.85)	(.82)
Net asset value, end of period	$26.66	$41.75	$34.49	$21.54	$18.79	$18.53
Total Return F,G	(29.40)%	31.76%	66.23%	22.05%	6.19%	37.34%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.83% J	.79%	.83%	.83%	.85%	.85%
Expenses net of fee waivers, if any	.83% J	.79%	.83%	.83%	.85%	.85%
Expenses net of all reductions	.83% J	.79%	.83%	.83%	.85%	.85%
Net investment income (loss)	(.36)% J	(.38)% D	(.41)%	(.20)%	(.07)% E	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$36,161	$53,845	$43,533	$28,861	$25,615	$25,256
Portfolio turnover rate K,L	16% J	16%	18%	16%	18%	15%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.43)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.19)%.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Portfolio turnover rate excludes securities received or delivered in-kind.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Growth Company Fund Class K

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018 A	2017 A
Selected Per-Share Data
Net asset value, beginning of period	$41.89	$34.57	$21.57	$18.80	$18.52	$14.27
Income from Investment Operations
Net investment income (loss) B,C	(.05)	(.12) D	(.08)	(.02)	- E,F	.01
Net realized and unrealized gain (loss)	(11.19)	10.35	13.90	3.81	1.13	5.07
Total from investment operations	(11.24)	10.23	13.82	3.79	1.13	5.08
Distributions from net investment income	-	-	-	-	- E	(.02)
Distributions from net realized gain	(3.89)	(2.91)	(.82)	(1.02)	(.85)	(.81)
Total distributions	(3.89)	(2.91)	(.82)	(1.02)	(.85)	(.83)
Net asset value, end of period	$26.76	$41.89	$34.57	$21.57	$18.80	$18.52
Total Return G,H	(29.40)%	31.87%	66.37%	22.15%	6.28%	37.47%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.76% K	.73%	.75%	.75%	.76%	.75%
Expenses net of fee waivers, if any	.76% K	.72%	.75%	.75%	.76%	.75%
Expenses net of all reductions	.76% K	.72%	.75%	.75%	.76%	.75%
Net investment income (loss)	(.29)% K	(.32)% D	(.33)%	(.12)%	.02% F	.06%
Supplemental Data
Net assets, end of period (in millions)	$9,323	$15,994	$18,449	$14,772	$15,468	$16,416
Portfolio turnover rate L,M	16% K	16%	18%	16%	18%	15%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.37)%.

E Amount represents less than $.005 per share.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.

G Total returns for periods of less than one year are not annualized.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2022
( Amounts in thousands except percentages)

1. Organization.
Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$1,605,399	Market approach	Transaction price	$0.02 - $712.50 / $174.84	Increase
			Discount rate	5.3% - 58.3% / 32.9%	Decrease
			Liquidation value	$0.05	Increase
		Recovery value	Transaction price	$12.76	Increase
			Recovery value	$0.00 - $2.87 / $2.30	Increase
			Discount for lack of marketability	5.0%	Decrease
			Probability rate	15.0% - 70.0% / 42.5%	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.9 - 24.0 / 8.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	8.0	Increase
			Liquidity preference	$204.67 - $232.61 / $219.38	Increase
		Book value	Book value multiple	1.8	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	33.0% - 41.0% / 37.9%	Decrease
			Discount rate	12.3% - 13.0% / 12.6%	Decrease
			Growth rate	3.5	Increase
			Exit multiple	2.3 - 5.0 / 4.0	Increase
Corporate Bonds	$13,096	Market approach	Transaction price	$100.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Term	1.4	Increase
			Volatility	75.0%	Increase
Preferred Securities	$24,630	Market approach	Transaction price	$100	Increase
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.
Fidelity Growth Company Fund	$1,714
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses, partnerships, deferred Trustees compensation and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$29,314,346
Gross unrealized depreciation	(3,775,036)
Net unrealized appreciation (depreciation)	$25,539,310
Tax cost	$20,727,513
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.
	Investment to be Acquired	Commitment Amount
Fidelity Growth Company Fund	Twitter, Inc.	$9,029
Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.
Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.
At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable.
Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.
As of period end, investments in Subsidiaries were as follows:
	$ Amount	% of Net Assets
Fidelity Growth Company Fund	224,354.49
The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.
At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Growth Company Fund	4,570,006	7,705,628
Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Company Fund	41,765	898,238	1,348,136	Growth Company and Class K
Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Growth Company Fund	156,803	4,317,662	5,548,868	Growth Company and Class K
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.
For the period, transfer agent fees for each class were as follows:
	Amount	% of Class-Level Average Net Assets A
Growth Company	$23,031.11
Class K	2,393.04
	$25,424
A Annualized
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Growth Company Fund	- A
A Amount represents less than .005%.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Growth Company Fund	$149
Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:
	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Growth Company Fund	Borrower	$43,434.32%		$11
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth Company Fund	449,107	993,910	323,432
Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Growth Company Fund	2
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Growth Company Fund	$51
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth Company Fund	$247	$13	$2,253
8. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $909.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Growth Company Fund
Distributions to shareholders
Growth Company	$4,986,906	$3,659,612
Class K	1,446,441	1,546,325
Total	$6,433,347	$5,205,937
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2022	Year ended November 30, 2021	Six months ended May 31, 2022	Year ended November 30, 2021
Fidelity Growth Company Fund
Growth Company
Shares sold	82,897	130,556	$2,591,366	$4,765,673
Reinvestment of distributions	123,271	101,682	4,540,077	3,344,306
Shares redeemed	(139,434)	(204,725)	(4,404,800)	(7,392,548)
Net increase (decrease)	66,734	27,513	$2,726,643	$717,431
Class K
Shares sold	24,969	75,170	$800,276	$2,721,138
Reinvestment of distributions	39,098	46,864	1,445,449	1,545,583
Shares redeemed	(97,585)	(273,816)	(3,143,524)	(9,801,899)
Net increase (decrease)	(33,518)	(151,782)	$(897,799)	$(5,535,178)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.
Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Growth Company Fund	13%
12. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022
Fidelity® Growth Company Fund
Fidelity® Growth Company Fund	.83%
Actual		$ 1,000	$ 706.00	$ 3.53
Hypothetical- B		$ 1,000	$ 1,020.79	$ 4.18
Class K	.76%
Actual		$ 1,000	$ 706.00	$ 3.23
Hypothetical- B		$ 1,000	$ 1,021.14	$ 3.83

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of the representative class, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2021, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.
Fidelity Growth Company Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Growth Company Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2021. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of the representative class (retail class), the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.704741.124
GCF-SANN-0722
Fidelity Flex® Funds

Fidelity Flex® Mid Cap Growth Fund

Semi-Annual Report
May 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary May 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Cadence Design Systems, Inc.	3.2
Fortinet, Inc.	3.0
Mettler-Toledo International, Inc.	2.6
Synopsys, Inc.	2.5
ResMed, Inc.	2.5
MSCI, Inc.	2.3
Entegris, Inc.	2.3
EPAM Systems, Inc.	2.2
onsemi	2.1
West Pharmaceutical Services, Inc.	2.0
24.7

Market Sectors (% of Fund's net assets)

Information Technology	31.7
Health Care	16.1
Consumer Discretionary	15.2
Industrials	15.0
Financials	8.5
Energy	3.6
Materials	3.2
Consumer Staples	2.4
Real Estate	0.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 3.7%

Schedule of Investments May 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 15.2%
Distributors - 1.7%
LKQ Corp.	29	1,490
Pool Corp.	41	16,343
		17,833
Hotels, Restaurants & Leisure - 6.7%
Chipotle Mexican Grill, Inc. (a)	8	11,220
Churchill Downs, Inc.	52	10,526
Domino's Pizza, Inc.	18	6,537
Expedia, Inc. (a)	117	15,132
Hilton Worldwide Holdings, Inc.	122	17,185
Wyndham Hotels & Resorts, Inc.	107	8,574
		69,174
Household Durables - 1.5%
NVR, Inc. (a)	1	4,451
Tempur Sealy International, Inc.	419	11,049
		15,500
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	80	3,894
Multiline Retail - 0.5%
Dollar General Corp.	26	5,729
Specialty Retail - 4.4%
AutoZone, Inc. (a)	9	18,537
O'Reilly Automotive, Inc. (a)	21	13,381
Tractor Supply Co.	61	11,429
Williams-Sonoma, Inc.	17	2,175
		45,522
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (a)	2	537
TOTAL CONSUMER DISCRETIONARY		158,189
CONSUMER STAPLES - 2.4%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	81	5,356
Food Products - 1.7%
Bunge Ltd.	60	7,099
Darling Ingredients, Inc. (a)	129	10,329
		17,428
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	7	1,783
TOTAL CONSUMER STAPLES		24,567
ENERGY - 3.6%
Energy Equipment & Services - 1.0%
Halliburton Co.	250	10,125
Oil, Gas & Consumable Fuels - 2.6%
Coterra Energy, Inc.	87	2,987
Occidental Petroleum Corp.	140	9,703
PDC Energy, Inc.	184	14,562
		27,252
TOTAL ENERGY		37,377
FINANCIALS - 8.5%
Capital Markets - 6.9%
Ameriprise Financial, Inc.	47	12,985
LPL Financial	31	6,082
MarketAxess Holdings, Inc.	26	7,324
Moody's Corp.	10	3,016
MSCI, Inc.	55	24,329
Nordnet AB	160	2,602
Raymond James Financial, Inc.	105	10,341
S&P Global, Inc.	10	3,495
Tradeweb Markets, Inc. Class A	14	947
		71,121
Consumer Finance - 0.8%
Discover Financial Services	77	8,739
Insurance - 0.8%
Arthur J. Gallagher & Co.	54	8,745
TOTAL FINANCIALS		88,605
HEALTH CARE - 16.1%
Biotechnology - 0.9%
Horizon Therapeutics PLC (a)	103	9,238
Health Care Equipment & Supplies - 4.6%
DexCom, Inc. (a)	51	15,195
Edwards Lifesciences Corp. (a)	34	3,429
Intuitive Surgical, Inc. (a)	6	1,366
Masimo Corp. (a)	15	2,106
ResMed, Inc.	127	25,839
		47,935
Health Care Providers & Services - 2.6%
Laboratory Corp. of America Holdings	27	6,661
McKesson Corp.	29	9,532
Tenet Healthcare Corp. (a)	168	10,871
		27,064
Health Care Technology - 1.6%
Doximity, Inc.	141	4,934
Veeva Systems, Inc. Class A (a)	69	11,748
		16,682
Life Sciences Tools & Services - 6.4%
Charles River Laboratories International, Inc. (a)	78	18,258
Mettler-Toledo International, Inc. (a)	21	27,009
West Pharmaceutical Services, Inc.	68	21,106
		66,373
TOTAL HEALTH CARE		167,292
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.2%
TransDigm Group, Inc. (a)	20	12,107
Building Products - 3.1%
Builders FirstSource, Inc. (a)	160	10,414
Carlisle Companies, Inc.	43	10,940
Carrier Global Corp.	287	11,282
		32,636
Commercial Services & Supplies - 3.5%
Cintas Corp.	46	18,323
Copart, Inc. (a)	149	17,065
Tetra Tech, Inc.	8	1,080
		36,468
Construction & Engineering - 0.9%
Quanta Services, Inc.	77	9,163
Electrical Equipment - 2.0%
AMETEK, Inc.	64	7,774
Atkore, Inc. (a)	76	8,278
Generac Holdings, Inc. (a)	19	4,695
		20,747
Machinery - 1.9%
IDEX Corp.	28	5,363
Otis Worldwide Corp.	82	6,101
Toro Co.	101	8,331
		19,795
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp. Class A	35	3,005
CoStar Group, Inc. (a)	64	3,900
		6,905
Road & Rail - 1.7%
Old Dominion Freight Lines, Inc.	71	18,335
TOTAL INDUSTRIALS		156,156
INFORMATION TECHNOLOGY - 31.7%
Electronic Equipment & Components - 3.0%
Amphenol Corp. Class A	172	12,188
Keysight Technologies, Inc. (a)	65	9,464
Zebra Technologies Corp. Class A (a)	29	9,808
		31,460
IT Services - 2.5%
Adyen BV (a)(b)	1	1,549
EPAM Systems, Inc. (a)	66	22,342
Snowflake, Inc. (a)	20	2,553
		26,444
Semiconductors & Semiconductor Equipment - 8.5%
ASM International NV (Netherlands)	4	1,243
Broadcom, Inc.	5	2,901
Entegris, Inc.	219	24,300
KLA Corp.	48	17,513
Lam Research Corp.	5	2,600
Marvell Technology, Inc.	52	3,076
NXP Semiconductors NV	28	5,313
onsemi (a)	353	21,420
SolarEdge Technologies, Inc. (a)	36	9,820
		88,186
Software - 17.7%
Adobe, Inc. (a)	6	2,499
ANSYS, Inc. (a)	42	10,935
Atlassian Corp. PLC (a)	20	3,546
Cadence Design Systems, Inc. (a)	217	33,359
Citrix Systems, Inc.	100	10,069
Datadog, Inc. Class A (a)	104	9,921
Fortinet, Inc. (a)	105	30,885
HubSpot, Inc. (a)	21	7,091
Intuit, Inc.	7	2,901
Palo Alto Networks, Inc. (a)	21	10,558
Paycom Software, Inc. (a)	42	11,942
Qualtrics International, Inc. (a)	202	2,868
Roper Technologies, Inc.	7	3,097
Synopsys, Inc. (a)	81	25,855
The Trade Desk, Inc. (a)	350	18,218
		183,744
TOTAL INFORMATION TECHNOLOGY		329,834
MATERIALS - 3.2%
Chemicals - 1.1%
LyondellBasell Industries NV Class A	72	8,226
Sherwin-Williams Co.	12	3,216
		11,442
Metals & Mining - 1.4%
Steel Dynamics, Inc.	170	14,515
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	97	6,699
TOTAL MATERIALS		32,656
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
SBA Communications Corp. Class A	8	2,693
TOTAL COMMON STOCKS (Cost $723,593)		997,369

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c) (Cost $3,900)	3,899	3,900

TOTAL INVESTMENT IN SECURITIES - 96.4% (Cost $727,493)	1,001,269
NET OTHER ASSETS (LIABILITIES) - 3.6%	37,868
NET ASSETS - 100.0%	1,039,137

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,549 or 0.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	3,900	-	-	5	-	-	3,900	0.0%
Total	3,900	-	-	5	-	-	3,900

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Consumer Discretionary	158,189	158,189	-	-
Consumer Staples	24,567	24,567	-	-
Energy	37,377	37,377	-	-
Financials	88,605	88,605	-	-
Health Care	167,292	167,292	-	-
Industrials	156,156	156,156	-	-
Information Technology	329,834	328,285	1,549	-
Materials	32,656	32,656	-	-
Real Estate	2,693	2,693	-	-

Money Market Funds	3,900	3,900	-	-
Total Investments in Securities:	1,001,269	999,720	1,549	-

Financial Statements
Statement of Assets and Liabilities
		May 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$997,369
Unaffiliated issuers (cost $723,593)
Fidelity Central Funds (cost $3,900)	3,900

Total Investment in Securities (cost $727,493)		$1,001,269
Cash		31,426
Receivable for investments sold		5,945
Dividends receivable		489
Distributions receivable from Fidelity Central Funds		3
Other receivables		5
Total assets		1,039,137
Net Assets		$1,039,137
Net Assets consist of:
Paid in capital		$801,718
Total accumulated earnings (loss)		237,419
Net Assets		$1,039,137
Net Asset Value , offering price and redemption price per share ($1,039,137 ÷ 175,270 shares)		$5.93

Statement of Operations
		Six months ended May 31, 2022 (Unaudited)
Investment Income
Dividends		$2,873
Income from Fidelity Central Funds		5
Total Income		2,878
Expenses
Independent trustees' fees and expenses	2
Total Expenses		2
Net Investment income (loss)		2,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(36,110)
Foreign currency transactions	2
Total net realized gain (loss)		(36,108)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(291,509)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(291,512)
Net gain (loss)		(327,620)
Net increase (decrease) in net assets resulting from operations		$(324,744)

Statement of Changes in Net Assets

	Six months ended May 31, 2022 (Unaudited)	Year ended November 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,876	$4,620
Net realized gain (loss)	(36,108)	155,555
Change in net unrealized appreciation (depreciation)	(291,512)	188,152
Net increase (decrease) in net assets resulting from operations	(324,744)	348,327
Distributions to shareholders	(158,516)	(119,224)
Share transactions
Reinvestment of distributions	158,516	119,224
Net increase (decrease) in net assets resulting from share transactions	158,516	119,224
Total increase (decrease) in net assets	(324,744)	348,327

Net Assets
Beginning of period	1,363,881	1,015,554
End of period	$1,039,137	$1,363,881

Other Information
Shares
Sold	-	-
Issued in reinvestment of distributions	20,015	17,105
Redeemed	-	-
Net increase (decrease)	20,015	17,105

Fidelity Flex® Mid Cap Growth Fund

	Six months ended (Unaudited) May 31, 2022	Years ended November 30, 2021	2020	2019	2018	2017 A
Selected Per-Share Data
Net asset value, beginning of period	$8.78	$7.35	$14.28	$11.64	$11.25	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.03	.04 D	.12	.13 E	.10 F
Net realized and unrealized gain (loss)	(1.85)	2.26	2.28	2.60	.35	1.15
Total from investment operations	(1.83)	2.29	2.32	2.72	.48	1.25
Distributions from net investment income	(.03)	(.05)	(1.53)	(.08)	(.09)	-
Distributions from net realized gain	(.99)	(.81)	(7.72)	-	-	-
Total distributions	(1.02)	(.86)	(9.25)	(.08)	(.09)	-
Net asset value, end of period	$5.93	$8.78	$7.35	$14.28	$11.64	$11.25
Total Return G	(23.75)%	34.25%	39.97%	23.66%	4.29%	12.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions J	-% K	-%	-%	-%	-%	-% K
Expenses net of fee waivers, if any J	-% K	-%	-%	-%	-%	-% K
Expenses net of all reductions J	-% K	-%	-%	-%	-%	-% K
Net investment income (loss)	.49% K	.38%	.68% D	.98%	1.11% E	1.29% F,K
Supplemental Data
Net assets, end of period (000 omitted)	$1,039	$1,364	$1,016	$726	$15,447	$711
Portfolio turnover rate L	67% K	71%	94%	83%	88%	38% K

A For the period March 8, 2017 (commencement of operations) through November 30, 2017.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .58%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .93%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.14%.

G Total returns for periods of less than one year are not annualized.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount represents less than .005%.

K Annualized

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended May 31, 2022

1. Organization.
Fidelity Flex Mid Cap Growth Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.
Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.
A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:
Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2022 is included at the end of the Fund's Schedule of Investments.
Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.
Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.
As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:
Gross unrealized appreciation	$314,386
Gross unrealized depreciation	(42,294)
Net unrealized appreciation (depreciation)	$272,092
Tax cost	$729,177
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Growth Fund	391,723	408,239
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Flex Mid Cap Growth Fund	$9
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Mid Cap Growth Fund	11,942	5,702	(501)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:
Affiliated %
Fidelity Flex Mid Cap Growth Fund	100%
In March 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund distributed all of its net assets to its shareholders on June 10, 2022. The Fund was closed to new accounts on June 2, 2022, with certain exceptions.
8. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period- C December 1, 2021 to May 31, 2022

Fidelity Flex® Mid Cap Growth Fund	-%- D
Actual		$ 1,000	$ 762.50	$- E
Hypothetical- B		$ 1,000	$ 1,024.93	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its May 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility

Resources Dedicated to Investment Management and Support Services . The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and classes and index funds; (vii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.   The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.   The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds, including any consideration of fund liquidations or mergers; (ii) the operation of performance fees, competitor use of performance fees, and consideration of the expansion of performance fees to additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) group fee breakpoints and related voluntary fee waivers; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018.  The Program is reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program.  The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds.  The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021.  The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9881578.105
ZDG-SANN-0722

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 21, 2022